UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 97.4%
Consumer Discretionary 27.2%
Amazon.com, Inc.*	5,700	2,273,103
Chipotle Mexican Grill, Inc.*	1,100	586,058
HomeAway, Inc.*	19,400	793,072
Lululemon Athletica, Inc.*	12,200	720,166
Michael Kors Holdings Ltd.*	11,100	901,209
Netflix, Inc.*	5,250	1,932,892
Priceline.com, Inc.*	1,550	1,801,720
Tesla Motors, Inc.*	18,600	2,797,068
Vince Holding Corp.*	15,900	487,653
Vipshop Holdings Ltd.*	6,900	577,392

		12,870,333

Energy 5.6%
Atwood Oceanics, Inc.*	8,000	427,120
Dresser-Rand Group, Inc.*	12,700	757,301
FMC Technologies, Inc.*	7,000	365,470
Pioneer Natural Resources Co.	6,000	1,104,420

		2,654,311

Financials 9.3%
Charles Schwab Corp. (The)	41,700	1,084,200
Financial Engines, Inc.	10,300	715,644
First Republic Bank	17,700	926,595
Portfolio Recovery Associates, Inc.*	31,900	1,685,596

		4,412,035

Health Care 11.6%
Catamaran Corp.*	24,350	1,156,138
Celgene Corp.*	6,100	1,030,656
Gilead Sciences, Inc.*	13,100	984,465
IPC The Hospitalist Co.*	5,050	299,920
Medidata Solutions, Inc.*	17,200	1,041,804
Salix Pharmaceuticals Ltd.*	7,700	692,538
Vertex Pharmaceuticals, Inc.*	4,000	297,200

		5,502,721

Industrials 9.1%
BE Aerospace, Inc.*	15,000	1,305,450
Chart Industries, Inc.*	6,500	621,660
PACCAR, Inc.	14,200	840,214
Precision Castparts Corp.	5,600	1,508,080

		4,275,404

See Notes to Schedules of Portfolio Investments.

Information Technology 34.6%
Alliance Data Systems Corp.*	4,550	1,196,331
Cognizant Technology Solutions Corp., Cl A*	11,900	1,201,662
eBay, Inc.*	15,800	867,262
F5 Networks, Inc.*	8,400	763,224
Facebook, Inc., Cl A*	36,050	1,970,493
Google, Inc., Cl A*	1,800	2,017,278
LinkedIn Corp., Cl A*	7,300	1,582,859
MercadoLibre, Inc.	10,000	1,077,900
Mitek Systems, Inc.*	32,200	191,268
Pandora Media, Inc.*	33,050	879,130
QUALCOMM, Inc.	11,200	831,600
Rocket Fuel, Inc.*	5,550	341,270
ServiceNow, Inc.*	5,500	308,055
Splunk, Inc.*	6,500	446,355
Workday, Inc., Cl A*	2,150	178,794
Xoom Corp.*	8,200	224,434
Yelp, Inc.*	14,300	985,985
Zillow, Inc.*	16,300	1,332,199

		16,396,099

Total Common Stocks (Cost $28,885,877)		46,110,903

Money Market Fund 1.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	486,223	486,223

Total Money Market Fund (Cost $486,223)		486,223

Total Investments (Cost $29,372,100) — 98.4%		46,597,126
Other Assets in Excess of Liabilities — 1.6%		772,660

Net Assets — 100.0%		$47,369,786

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 95.4%
Australia 2.0%
Flight Centre Travel Group Ltd.	7,367	312,784
Fortescue Metals Group Ltd.	58,713	305,112

		617,896

Austria 2.3%
OMV AG	8,287	396,621
Voestalpine AG	6,149	295,479

		692,100

Belgium 4.3%
Ageas	15,660	666,770
Anheuser-Busch InBev NV	5,976	635,168

		1,301,938

China 1.0%
Agricultural Bank of China Ltd., H Shares	635,000	312,001

Denmark 1.3%
A.P. Moller—Maersk A/S, Cl B	37	401,540

France 16.9%
AXA SA	27,881	775,172
BNP Paribas	11,987	934,187
Cap Gemini SA	5,359	362,205
Publicis Groupe SA	7,063	646,249
Renault SA	5,009	402,772
Sanofi-Aventis	3,138	332,923
Total SA	5,046	309,117
Valeo SA	4,612	510,306
Vinci SA	7,750	508,775
Vivendi SA	13,987	368,579

		5,150,285

Germany 16.2%
Adidas AG	3,658	466,193
Allianz SE	1,928	345,734
BASF SE	5,985	638,019
Continental AG	1,848	405,241
Deutsche Lufthansa AG*	17,526	371,784
Deutsche Post AG	15,726	573,308
Fresenius SE	2,549	391,343
Hannover Rueckversicherung AG	3,887	333,567
Infineon Technologies AG	31,989	341,496
SAP AG	4,814	412,655
Siemens AG	4,827	659,335

		4,938,675

See Notes to Schedules of Portfolio Investments.

Hong Kong 1.0%
New World Development Co. Ltd.	246,000	311,533

Hungary 0.9%
OTP Bank PLC	13,863	263,044

Italy 2.1%
Intesa Sanpaolo SpA	126,741	312,797
Unipol Gruppo Finanziario SpA	57,424	343,168

		655,965

Japan 20.9%
Aozora Bank Ltd.	101,000	285,804
Canon, Inc.	8,353	264,130
Daicel Corp.	38,979	316,836
Hino Motors Ltd.	19,000	298,053
Honda Motor Co. Ltd.	11,204	460,672
ITOCHU Corp.	69,805	861,045
JFE Holdings, Inc.	11,500	273,222
Marubeni Corp.	17,749	127,417
Mitsubishi UFJ Financial Group, Inc.	97,186	640,462
Mitsui & Co. Ltd.	20,616	286,796
Resona Holdings, Inc.	73,300	373,078
Sekisui Chemical Co. Ltd.	25,431	311,518
Sumitomo Corp.	51,666	648,094
Sumitomo Mitsui Financial Group, Inc.	12,461	641,331
Toyota Motor Corp.	7,049	429,727
Unipres Corp.	9,706	181,751

		6,399,936

Netherlands 3.2%
Koninklijke Ahold NV	31,538	566,198
LyondellBasell Industries NV, Cl A	5,160	414,245

		980,443

Norway 1.6%
Telenor ASA	20,107	479,362

Russia 1.0%
Sberbank of Russia SP ADR	23,731	298,536

Switzerland 7.1%
Credit Suisse Group AG*	21,018	642,521
Roche Holding AG	2,100	586,649
Swiss Life Holding AG*	2,165	449,479
Swiss Re Ltd.*	5,357	492,732

		2,171,381

Taiwan 1.0%
Hon Hai Precision Industry Co. Ltd.	111,000	298,324

United Kingdom 12.6%
AstraZeneca PLC	9,433	558,358
Barclays PLC	119,677	538,948

See Notes to Schedules of Portfolio Investments.

Bodycote PLC	32,460	360,139
British American Tobacco PLC	12,004	643,650
BT Group PLC	129,789	815,422
SABMiller PLC	8,423	432,530
WPP PLC	22,457	513,190

		3,862,237

Total Common Stocks (Cost $19,895,121)		29,135,196

Preferred Stock 1.8%
Germany 1.8%
Volkswagen AG, 1.78%	1,991	559,171

Total Preferred Stock (Cost $324,499)		559,171

Money Market Fund 2.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	690,228	690,228

Total Money Market Fund (Cost $690,228)		690,228

Total Investments (Cost $20,909,848) — 99.5%		30,384,595
Other Assets in Excess of Liabilities — 0.5%		149,133

Net Assets — 100.0%		$30,533,728

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 97.9%
Australia 5.6%
AGL Energy Ltd.	1,726	23,163
ALS Ltd.	1,077	8,472
Alumina Ltd.*	7,921	7,886
Amcor Ltd.	3,785	35,655
AMP Ltd.	9,191	36,027
APA Group	2,595	13,902
Asciano Ltd.	3,059	15,733
ASX Ltd.	550	18,053
Aurizon Holdings Ltd.	6,368	27,748
Australia & New Zealand Banking Group Ltd.	8,605	247,636
Bendigo and Adelaide Bank Ltd.	1,279	13,419
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	9,967	338,093
Boral Ltd.	2,405	10,243
Brambles Ltd.	4,882	39,886
Caltex Australia Ltd.	424	7,591
CFS Retail Property Trust REIT	6,653	11,554
Coca-Cola Amatil Ltd.	1,793	19,260
Cochlear Ltd.	180	9,470
Commonwealth Bank of Australia	5,047	350,603
Computershare Ltd.	1,482	15,059
Crown Ltd.	1,256	18,897
CSL Ltd.	1,563	96,241
Dexus Property Group REIT	15,175	13,617
Echo Entertainment Group Ltd.	2,461	5,406
Federation Centres Ltd., REIT	4,478	9,356
Flight Centre Travel Group Ltd.	174	7,388
Fortescue Metals Group Ltd.	4,883	25,375
Goodman Group	5,373	22,692
GPT Group REIT	5,548	16,843
Harvey Norman Holdings Ltd.	1,667	4,704
Iluka Resources Ltd.	1,314	10,125
Incitec Pivot Ltd.	5,109	12,226
Insurance Australia Group Ltd.	6,521	33,888
Leighton Holdings Ltd.	531	7,638
Lend Lease Group	1,712	17,029
Macquarie Group Ltd.	905	44,398
Metcash Ltd.	2,763	7,796
Mirvac Group REIT	11,487	17,231
National Australia Bank Ltd.	7,345	228,427
Newcrest Mining Ltd.	2,403	16,736

See Notes to Schedules of Portfolio Investments.

Orica Ltd.	1,151	24,522
Origin Energy Ltd.	3,432	43,117
Orora Ltd.*	4,037	4,181
Qantas Airways Ltd.*	3,455	3,378
QBE Insurance Group Ltd.	3,753	38,571
Ramsay Health Care Ltd.	413	15,953
Recall Holdings Ltd.*	1,041	3,774
Rio Tinto Ltd.	1,367	83,220
Santos Ltd.	3,016	39,398
Seek Ltd.	1,007	12,058
Sonic Healthcare Ltd.	1,181	17,484
SP Ausnet	5,282	5,872
Stockland REIT	6,907	22,264
Suncorp Group Ltd.	4,036	47,209
Sydney Airport	1,542	5,232
TABCORP Holdings Ltd.	2,303	7,465
Tatts Group Ltd.	4,354	12,052
Telstra Corp. Ltd.	13,658	64,025
Toll Holdings Ltd.	2,138	10,843
Transurban Group	4,414	26,958
Treasury Wine Estates Ltd.	2,031	8,741
Wesfarmers Ltd.	3,119	122,649
Westfield Group REIT	6,638	59,804
Westfield Retail Trust REIT	9,579	25,403
Westpac Banking Corp.	9,733	281,402
Whitehaven Coal Ltd.*	1,750	2,985
Woodside Petroleum Ltd.	2,067	71,795
Woolworths Ltd.	3,899	117,846
WorleyParsons Ltd.	650	9,634

		3,053,301

Austria 1.6%
Andritz AG	1,685	105,680
Erste Group Bank AG	5,384	187,613
Immofinanz AG*	22,197	102,846
OMV AG	3,408	163,109
Raiffeisen Bank International AG	1,132	39,898
Telekom Austria AG	5,125	38,806
Verbund AG	1,576	33,638
Vienna Insurance Group	889	44,303
Voestalpine AG	2,593	124,602

		840,495

Belgium 1.9%
Ageas	1,560	66,422
Anheuser-Busch InBev NV	5,322	565,657
Belgacom SA	1,029	30,442
Colruyt SA	512	28,583
Delhaize Group SA	689	40,947
Groupe Bruxelles Lambert SA	546	50,123
KBC Groep NV	1,550	87,959

See Notes to Schedules of Portfolio Investments.

Solvay SA	400	63,282
Telenet Group Holding NV	347	20,706
UCB SA	744	55,413
Umicore	771	36,015

		1,045,549

Cayman Islands 0.1%
Sands China Ltd.	3,307	27,124
Wynn Macau Ltd.	2,130	9,669

		36,793

China 0.0%(c)
AAC Technologies Holdings, Inc.	1,009	4,899

Denmark 1.3%
A.P. Moller - Maersk A/S, Cl B	6	65,115
A.P. Moller - Maersk A/S, Cl A	3	30,925
Carlsberg A/S, Cl B	490	54,216
Coloplast A/S, Cl B	506	33,498
Danske Bank A/S*	3,149	72,239
DSV A/S	855	28,034
Novo Nordisk A/S, Cl B	1,844	338,009
Novozymes A/S, Cl B	1,049	44,279
TDC A/S	3,375	32,737
Tryg A/S	113	10,930
William Demant Holding A/S*	120	11,662

		721,644

Finland 1.2%
Elisa Oyj	744	19,713
Fortum Oyj	2,322	53,122
Kesko Oyj, Cl B	334	12,314
Kone Oyj, Cl B	1,630	73,550
Metso Oyj	669	28,549
Neste Oil Oyj	671	13,265
Nokia Oyj*	19,577	156,745
Nokian Renkaat Oyj	589	28,255
Orion Oyj, Cl B	513	14,411
Pohjola Bank PLC	725	14,582
Sampo Oyj, Cl A	2,079	102,162
Stora Enso Oyj	2,881	28,913
UPM-Kymmene Oyj	2,754	46,525
Wartsila Oyj	930	45,764

		637,870

France 10.4%
Accor SA	711	33,550
Aeroports de Paris	133	15,095
Air Liquide SA	1,394	197,142
Alstom	963	35,074
Arkema SA	280	32,661
Atos Origin SA	249	22,536
AXA SA	7,991	222,173

See Notes to Schedules of Portfolio Investments.

BNP Paribas	4,433	345,479
Bouygues SA	868	32,742
Bureau Veritas SA	988	28,876
Cap Gemini SA	642	43,392
Carrefour SA	2,690	106,615
Casino Guichard-Perrachon SA	252	29,041
Christian Dior SA	244	46,104
CNP Assurances	718	14,718
Compagnie de Saint - Gobain	1,778	97,779
Compagnie Generale d’Optique Essilor International SA	910	96,746
Compagnie Generale de Geophysique-Veritas*	709	12,270
Compagnie Generale des Etablissements Michelin	815	86,612
Credit Agricole SA*	4,457	57,054
Danone SA	2,548	183,396
Dassault Systemes SA	279	34,632
Edenred	908	30,391
Electricite de France	1,073	37,914
Eurazeo	171	13,404
European Aeronautic Defence and Space Co.	2,596	199,315
Eutelsat Communications	639	19,924
Fonciere Des Regions	130	11,222
France Telecom SA	8,271	102,406
GDF SUEZ	5,920	139,224
Gecina SA	98	12,947
Groupe Eurotunnel SA	2,454	25,792
Groupe Fnac*	42	1,377
ICADE REIT	105	9,775
Iliad SA	103	21,099
Imerys	152	13,218
JCDecaux SA	298	12,286
Klepierre	445	20,621
L’Oreal SA	1,078	189,380
Lafarge SA	834	62,495
Lagardere SCA	498	18,511
Legrand SA	1,116	61,503
LVMH Moet Hennessy Louis Vuitton SA	1,134	206,862
Natixis	4,131	24,289
Pernod-Ricard SA	948	107,998
PPR	338	71,445
Publicis Groupe SA	797	72,924
Remy Cointreau SA	114	9,565
Renault SA	859	69,072
Rexel SA	669	17,556
Safran SA	1,116	77,547
Sanofi-Aventis	5,359	568,557
Schneider Electric SA	2,354	205,314
Scor SE	686	25,070
Societe BIC SA	130	15,928
Societe Generale SA	3,133	181,971
Sodexo	421	42,650

See Notes to Schedules of Portfolio Investments.

Suez Environnement SA	1,254	22,470
Technip SA	455	43,728
Thales SA	407	26,204
Total SA	9,368	573,883
Unibail-Rodamco SE, REIT	424	108,639
Vallourec SA	474	25,822
Veolia Environnement SA	1,513	24,675
Vinci SA	2,068	135,761
Vivendi SA	5,313	140,006
Wendel SA	144	20,989
Zodiac Aerospace	153	27,100

		5,622,516

Germany 13.6%
Adidas AG	1,347	171,668
Allianz SE	2,911	522,007
Axel Springer AG	256	16,447
BASF SE	5,916	630,663
Bayer AG	5,350	750,351
Bayerische Motoren Werke AG	2,130	249,715
Beiersdorf AG	650	65,849
Brenntag AG	332	61,545
Celesio AG	549	17,371
Commerzbank AG*	6,223	100,249
Continental AG	708	155,255
Daimler AG	6,153	532,428
Deutsche Bank AG	6,558	312,832
Deutsche Boerse AG	1,242	102,859
Deutsche Lufthansa AG*	1,480	31,396
Deutsche Post AG	5,832	212,612
Deutsche Telekom AG	18,066	308,928
E.ON AG	11,583	213,764
Fraport AG	238	17,808
Fresenius Medical Care AG	1,364	97,069
Fresenius SE	804	123,437
GEA Group AG	1,178	56,072
Hannover Rueckversicherung AG	389	33,382
Heidelberg Cement AG	906	68,738
Henkel AG & Co. KGaA	836	86,992
Hochtief AG	199	16,990
Hugo Boss AG	205	29,189
Infineon Technologies AG	6,951	74,205
K+S AG(d)	1,109	34,136
Kabel Deutschland Holding AG	159	20,609
Lanxess AG	535	35,678
Linde AG	1,192	249,337
MAN SE	228	27,994
Merck KGaA	417	74,720
Metro AG	835	40,435
Muenchener Rueckversicherungs AG	1,154	254,247
Osram Licht AG*	505	28,484

See Notes to Schedules of Portfolio Investments.

ProSiebenSat.1 Media AG	1,200	59,430
RWE AG	3,148	115,218
SAP AG	5,926	507,976
Siemens AG	5,100	696,625
Suedzucker AG	526	14,197
Telefonica Deutschland Holding AG	1,796	14,825
ThyssenKrupp AG*	2,483	60,427
United Internet AG	687	29,223
Volkswagen AG	190	51,466

		7,374,848

Guernsey 0.0%(c)
Resolution Ltd.	2,452	14,374

Hong Kong 0.9%
AIA Group Ltd.	16,481	82,678
ASM Pacific Technology Ltd.	328	2,741
Bank of East Asia Ltd.	1,676	7,100
BOC Hong Kong Holdings Ltd.	5,064	16,228
Cathay Pacific Airways Ltd.	1,616	3,426
Cheung Kong (Holdings) Ltd.	1,903	30,063
Cheung Kong Infrastructure Holdings Ltd.	855	5,414
CLP Holdings Ltd.	2,421	19,139
First Pacific Co. Ltd.	2,882	3,278
Galaxy Entertainment Group Ltd.*	2,879	25,822
Hang Lung Properties Ltd.	3,064	9,720
Hang Seng Bank Ltd.	1,047	16,986
Henderson Land Development Co. Ltd.	1,454	8,297
HKT Trust / HKT Ltd.	3,074	3,041
Hong Kong & China Gas Co. Ltd. (The)	7,849	18,038
Hong Kong Electric Holdings Ltd.	1,900	15,118
Hong Kong Exchanges & Clearing Ltd.	1,496	24,926
Hopewell Holdings Ltd.	779	2,642
Hutchison Whampoa Ltd.	2,918	39,700
Hysan Development Co. Ltd.	874	3,765
Kerry Logistics Network Ltd.*	473	671
Kerry Properties Ltd.	887	3,077
Li & Fung Ltd.	8,009	10,349
Link REIT (The)	3,132	15,227
MTR Corp.	1,983	7,506
New World Development Co. Ltd.	5,143	6,513
Noble Group Ltd.	11,058	9,376
NWS Holdings Ltd.	1,996	3,043
Orient Overseas International Ltd.	301	1,514
PCCW Ltd.	5,474	2,450
Shangri-La Asia Ltd.	2,143	4,184
Sino Land Co. Ltd.	4,066	5,558
SJM Holdings Ltd.	2,657	8,875
Sun Hung Kai Properties Ltd.	2,183	27,702
Swire Pacific Ltd.	930	10,932
Swire Properties Ltd.	1,602	4,049

See Notes to Schedules of Portfolio Investments.

Wharf Holdings Ltd. (The)	2,073	15,826
Wheelock & Co. Ltd.	1,253	5,761
Yue Yuen Industrial (Holdings) Ltd.	1,016	3,393

		484,128

Ireland 1.0%
Bank of Ireland*	300,724	104,254
CRH PLC	9,619	242,161
Experian PLC	1,829	33,740
Irish Bank Resolution Corp. Ltd.*(a)(b)(d)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE	1,384	15,991
Kerry Group PLC, Cl A	1,984	137,834
Ryanair Holdings PLC*	2,064	17,789

		551,769

Israel 0.9%
Bank Hapoalim BM	8,161	45,718
Bank Leumi Le-Israel BM*	9,682	39,542
Bezeq Israeli Telecommunication Corp. Ltd.	14,743	24,989
Delek Group Ltd.	33	12,603
Israel Chemicals Ltd.	3,444	28,697
Israel Corp. Ltd. (The)*	23	12,103
Mizrahi Tefahot Bank Ltd.	968	12,669
NICE Systems Ltd.	451	18,471
Teva Pharmaceutical Industries Ltd.	6,805	272,043
Teva Pharmaceutical Industries Ltd. SP ADR	329	13,186

		480,021

Italy 7.7%
Assicurazioni Generali SpA	18,113	426,098
Atlantia SpA(d)	5,134	115,195
Banca Monte dei Paschi di Siena SpA*	99,660	24,048
Enel Green Power SpA	27,146	68,378
Enel SpA	100,169	437,385
Eni SpA	38,863	935,082
Exor SpA	995	39,573
Fiat SpA*	13,578	111,048
Finmeccanica SpA*	6,278	47,545
Intesa Sanpaolo SpA	180,340	445,080
Luxottica Group SpA	2,573	137,870
Mediobanca SpA*	8,015	70,127
Pirelli & C SpA	3,691	63,878
Prysmian SpA	3,162	81,388
Saipem SpA	4,109	87,957
Snam Rete Gas SpA	31,474	176,053
Telecom Italia SpA	156,088	154,820
Telecom Italia SpA	93,476	73,170
Terna SpA	23,385	116,844
UniCredit SpA	67,326	498,297
Unione di Banche Italiane ScpA	13,289	90,238

		4,200,074

See Notes to Schedules of Portfolio Investments.

Japan 22.9%
ABC-Mart, Inc.	121	5,280
Acom Co. Ltd.*	1,781	6,038
ADVANTEST Corp.	681	8,452
AEON Co. Ltd.	2,728	36,914
AEON Credit Service Co. Ltd.	299	8,007
AEON Mall Co. Ltd.	330	9,247
Air Water, Inc.	678	9,168
Aisin Seiki Co. Ltd.	871	35,316
Ajinomoto Co., Inc.	2,742	39,629
Alfresa Holdings Corp.	187	9,269
All Nippon Airways Co. Ltd.(d)	5,273	10,515
Amada Co. Ltd.	1,623	14,287
Aozora Bank Ltd.	4,875	13,795
Asahi Breweries Ltd.	1,759	49,508
Asahi Glass Co. Ltd.	4,584	28,468
Asahi Kasei Corp.	5,737	44,889
ASICS Corp.	728	12,409
Astellas Pharma, Inc.	1,921	113,644
Bank of Kyoto Ltd. (The)	1,465	12,214
Bank of Yokohama Ltd. (The)	5,358	29,815
Benesse Holdings, Inc.	326	13,079
Bridgestone Corp.	2,956	111,717
Brother Industries Ltd.	1,073	14,642
Calbee, Inc.	281	6,818
Canon, Inc.	5,153	162,943
Casio Computer Co. Ltd.	1,015	12,404
Central Japan Railway Co.	656	77,118
Chiba Bank Ltd. (The)	3,382	22,769
Chiyoda Corp.	711	10,303
Chubu Electric Power Co., Inc.	2,928	37,785
Chugai Pharmaceutical Co. Ltd.	1,018	22,475
Chugoku Bank Ltd. (The)	744	9,439
Chugoku Electric Power Co., Inc. (The)	1,349	20,957
Chuo Mitsui Trust Holdings, Inc.	14,155	74,465
Citizen Holdings Co. Ltd.	1,202	10,113
Coca-Cola West Co. Ltd.	279	5,900
Credit Saison Co. Ltd.	717	18,832
Dai Nippon Printing Co. Ltd.	2,548	27,002
Dai-ichi Life Insurance Co. Ltd. (The)	3,938	65,702
Daicel Corp.	1,328	10,794
Daido Steel Co. Ltd.	1,284	6,365
Daihatsu Motor Co. Ltd.	874	14,789
Daiichi Sankyo Co. Ltd.	3,062	55,913
Daikin Industries Ltd.	1,067	66,365
Dainippon Sumitomo Pharma Co. Ltd.	724	11,309
Daito Trust Construction Co. Ltd.	330	30,803
Daiwa House Industry Co. Ltd.	2,318	44,793

See Notes to Schedules of Portfolio Investments.

Daiwa Securities Group, Inc.	7,552	75,298
DeNa Co. Ltd.	481	10,103
DENSO Corp.	2,210	116,470
Dentsu, Inc.	822	33,564
Don Quijote Co. Ltd.	247	14,941
East Japan Railway Co.	1,531	121,829
Eisai Co. Ltd.	1,146	44,345
Electric Power Development Co. Ltd.	531	15,455
FamilyMart Co. Ltd.	267	12,182
FANUC Ltd.	872	159,396
Fast Retailing Co. Ltd.	242	99,732
Fuji Electric Holdings Co. Ltd.	2,545	11,890
Fuji Heavy Industries Ltd.	2,669	76,413
FUJIFILM Holdings Corp.	2,106	59,614
Fujitsu Ltd.*	8,466	43,733
Fukuoka Financial Group, Inc.	3,517	15,396
Gree, Inc.	482	4,755
GungHo Online Entertainment, Inc.*	1,900	13,658
Gunma Bank Ltd. (The)	1,727	9,626
Hachijuni Bank Ltd. (The)	1,895	11,031
Hakuhodo DY Holdings, Inc.	1,031	7,979
Hamamatsu Photonics K.K.	325	12,977
Hankyu Hanshin Holdings, Inc.	5,200	28,047
Hino Motors Ltd.	1,176	18,448
Hirose Electric Co. Ltd.	138	19,630
Hiroshima Bank Ltd. (The)	2,275	9,397
Hisamitsu Pharmaceutical Co., Inc.	281	14,142
Hitachi Chemical Co. Ltd.	474	7,548
Hitachi Construction Machinery Co. Ltd.	489	10,425
Hitachi High-Technologies Corp.	282	7,072
Hitachi Ltd.	21,963	166,010
Hitachi Metals Ltd.	750	10,583
Hokkaido Electric Power Co., Inc.*	833	9,563
Hokuhoku Financial Group, Inc.	5,375	10,718
Hokuriku Electric Power Co.	766	10,380
Honda Motor Co. Ltd.	7,244	297,849
Hoya Corp.	1,977	54,855
Hulic Co. Ltd.	1,216	17,955
Ibiden Co. Ltd.	515	9,614
Idemitsu Kosan Co. Ltd.	404	9,180
IHI Corp.	6,000	25,866
Inpex Corp.	4,126	52,814
Isetan Mitsukoshi Holdings Ltd.	1,616	22,941
Isuzu Motors Ltd.	5,398	33,523
ITOCHU Corp.	6,843	84,408
Itochu Techno-Solutions Corp.	114	4,617
Iyo Bank Ltd. (The)	1,179	11,543
J. Front Retailing Co. Ltd.	2,193	16,576
Japan Airlines Co. Ltd.	273	13,454
Japan Exchange Group, Inc.	1,125	31,931

See Notes to Schedules of Portfolio Investments.

Japan Petroleum Exploration Co.	131	4,957
Japan Prime Realty Investment Corp. REIT	4	12,800
Japan Real Estate Investment Corp. REIT	6	32,134
Japan Retail Fund Investment Corp. REIT	11	22,374
Japan Steel Works Ltd. (The)	1,435	8,012
Japan Tobacco, Inc.	4,998	162,313
JFE Holdings, Inc.	2,234	53,076
JGC Corp.	942	36,898
Joyo Bank Ltd. (The)	3,089	15,752
JS Group Corp.	1,210	33,125
JSR Corp.	812	15,699
JTEKT Corp.	934	15,876
JX Holdings, Inc.	10,205	52,425
Kajima Corp.	3,844	14,418
Kamigumi Co. Ltd.	1,060	9,703
Kaneka Corp.	1,273	8,341
Kansai Electric Power Co., Inc. (The)*	3,200	36,737
Kansai Paint Co. Ltd.	1,054	15,563
Kao Corp.	2,393	75,214
Kawasaki Heavy Industries Ltd.	6,458	27,044
KDDI Corp.	2,446	150,277
Keikyu Corp.	2,131	17,544
Keio Corp.	2,629	17,500
Keisei Electric Railway Co. Ltd.	1,255	11,524
Keyence Corp.	208	88,880
Kikkoman Corp.	718	13,540
Kinden Corp.	605	6,319
Kintetsu Corp.	7,387	25,884
Kirin Holdings Co. Ltd.	3,947	56,707
Kobe Steel Ltd.*	11,325	19,357
Koito Manufacturing Co. Ltd.	440	8,386
Komatsu Ltd.	4,245	86,142
Konami Corp.	458	10,564
Konica Minolta Holdings, Inc.	2,175	21,665
Kubota Corp.	4,627	76,406
Kuraray Co. Ltd.	1,567	18,644
Kurita Water Industries Ltd.	513	10,629
Kyocera Corp.	1,406	70,093
Kyowa Hakko Kirin Co. Ltd.	1,048	11,534
Kyushu Electric Power Co., Inc.*	1,940	24,722
Lawson, Inc.	298	22,270
M3, Inc.	4	10,009
Mabuchi Motor Co. Ltd.	113	6,706
Makita Corp.	511	26,785
Marubeni Corp.	7,503	53,863
Marui Group Co. Ltd.	1,015	10,294
Maruichi Steel Tube Ltd.	214	5,397
Mazda Motor Corp.*	12,266	63,363
McDonald’s Holdings Co. (Japan) Ltd.	303	7,731
Medipal Holdings Corp.	612	8,066

See Notes to Schedules of Portfolio Investments.

Meiji Holdings Co. Ltd.	279	17,909
Miraca Holdings, Inc.	254	11,963
Mitsubishi Chemical Holdings Corp.	6,160	28,428
Mitsubishi Corp.	6,388	122,349
Mitsubishi Electric Corp.	8,782	110,077
Mitsubishi Estate Co. Ltd.	5,687	169,838
Mitsubishi Gas Chemical Co., Inc.	1,758	12,921
Mitsubishi Heavy Industries Ltd.	13,797	85,290
Mitsubishi Logistics Corp.	560	8,833
Mitsubishi Materials Corp.	5,079	18,713
Mitsubishi Motors Corp.*(d)	1,893	20,294
Mitsubishi Tanabe Pharma Corp.	1,022	14,227
Mitsubishi UFJ Financial Group, Inc.	56,914	375,067
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,647	16,212
Mitsui & Co. Ltd.	7,897	109,858
Mitsui Chemicals, Inc.	3,716	8,963
Mitsui Fudosan Co. Ltd.	3,806	136,793
Mitsui O.S.K. Lines Ltd.	4,934	22,208
Mizuho Financial Group, Inc.	104,097	225,374
MS&AD Insurance Group Holdings, Inc.	2,303	61,714
Murata Manufacturing Co. Ltd.	922	81,773
Nabtesco Corp.	496	11,422
Namco Bandai Holdings, Inc.	808	17,908
NEC Corp.	10,630	23,923
Nexon Co. Ltd.	495	4,569
NGK Insulators Ltd.	1,228	23,298
NGK Spark Plug Co. Ltd.	814	19,247
NHK Spring Co. Ltd.	721	8,120
Nidec Corp.	463	45,284
Nikon Corp.	1,550	29,569
Nintendo Co. Ltd.	484	64,389
Nippon Building Fund, Inc. REIT	6	34,868
Nippon Electric Glass Co. Ltd.	1,696	8,890
Nippon Express Co. Ltd.	3,622	17,506
Nippon Meat Packers, Inc.	780	13,377
Nippon Steel Corp.	34,544	115,464
Nippon Telegraph & Telephone Corp.	1,741	93,572
Nippon Yusen Kabushiki Kaisha	7,342	23,425
Nishi-Nippon City Bank Ltd. (The)	3,078	8,272
Nissan Motor Co. Ltd.	11,298	94,838
Nisshin Seifun Group, Inc.	938	9,682
Nissin Foods Holdings Co. Ltd.	268	11,299
Nitori Holdings Co. Ltd.	158	14,958
Nitto Denko Corp.	751	31,627
NKSJ Holdings, Inc.	1,511	41,954
NOK Corp.	434	7,088
Nomura Holdings, Inc.	16,501	126,762
Nomura Real Estate Holdings, Inc.	564	12,682
Nomura Real Estate Office Fund, Inc. REIT	2	9,287
Nomura Research Institute Ltd.	461	14,512

See Notes to Schedules of Portfolio Investments.

NSK Ltd.	2,130	26,456
NTT Data Corp.	586	21,590
NTT DoCoMo, Inc.	6,703	109,797
NTT Urban Development Corp.	563	6,463
Obayashi Corp.	2,952	16,791
Odakyu Electric Railway Co. Ltd.	2,848	25,719
OJI Paper Co. Ltd.	3,628	18,569
Olympus Corp.*	904	28,585
Omron Corp.	930	41,020
Ono Pharmaceutical Co. Ltd.	375	32,796
Oracle Corp. Japan	174	6,353
Oriental Land Co. Ltd.	229	32,988
ORIX Corp.	5,012	87,904
Osaka Gas Co. Ltd.	8,521	33,417
Otsuka Corp.	73	9,296
Otsuka Holdings Co. Ltd.	1,649	47,602
Panasonic Corp.	10,033	116,612
Park24 Co. Ltd.	445	8,379
Rakuten, Inc.	3,301	49,024
Resona Holdings, Inc.	8,572	43,629
Ricoh Co. Ltd.	3,046	32,337
Rinnai Corp.	149	11,588
Rohm Co. Ltd.	439	21,343
Sankyo Co. Ltd.	245	11,283
Sanrio Co. Ltd.	203	8,530
Santen Pharmaceutical Co. Ltd.	338	15,743
SBI Holdings, Inc.	920	13,890
Secom Co. Ltd.	954	57,434
Sega Sammy Holdings, Inc.	848	21,556
Sekisui Chemical Co. Ltd.	1,936	23,715
Sekisui House Ltd.	2,461	34,353
Seven & I Holdings Co. Ltd.	3,425	135,946
Seven Bank Ltd.	2,707	10,565
Sharp Corp.*	4,667	14,802
Shikoku Electric Power Co., Inc.*	812	12,144
Shimadzu Corp.	1,077	9,358
Shimamura Co. Ltd.	102	9,550
Shimano, Inc.	359	30,783
Shimizu Corp.	2,688	13,554
Shin-Etsu Chemical Co. Ltd.	1,867	108,854
Shinsei Bank Ltd.	7,499	18,301
Shionogi & Co. Ltd.	1,357	29,380
Shiseido Co. Ltd.	1,636	26,270
Shizuoka Bank Ltd. (The)	2,570	27,381
Showa Denko Kabushiki Kaisha	6,804	9,627
Showa Shell Sekiyu Kabushiki Kaisha	857	8,691
SMC Corp.	224	56,367
Softbank Corp.	4,313	376,789
Sojitz Corp.	5,688	10,100
Sony Corp.	4,599	79,743

See Notes to Schedules of Portfolio Investments.

Sony Financial Holdings, Inc.	790	14,358
Stanley Electric Co. Ltd.	651	14,886
Sumco Corp.	529	4,662
Sumitomo Chemical Co. Ltd.	6,771	26,490
Sumitomo Corp.	5,115	64,162
Sumitomo Electric Industries Ltd.	3,428	57,095
Sumitomo Heavy Industries Ltd.	2,514	11,554
Sumitomo Metal Mining Co. Ltd.	2,379	31,107
Sumitomo Mitsui Financial Group, Inc.	5,674	292,024
Sumitomo Realty & Development Co. Ltd.	1,624	80,653
Sumitomo Rubber Industries Ltd.	778	11,037
Suntory Beverage & Food Ltd.	271	8,634
Suruga Bank Ltd.	821	14,703
Suzuken Co. Ltd.	322	10,411
Suzuki Motor Corp.	1,658	44,524
Sysmex Corp.	329	19,401
T&D Holdings, Inc.	2,633	36,729
Taiheiyo Cement Corp.	5,343	20,497
Taisei Corp.	4,405	19,994
Taisho Pharmaceutical Holdings Co. Ltd.	143	9,818
Taiyo Nippon Sanso Corp.	1,100	7,813
Takashimaya Co. Ltd.	1,204	11,970
Takeda Pharmaceutical Co. Ltd.	3,589	164,438
TDK Corp.	560	26,801
Teijin Ltd.	4,251	9,446
Terumo Corp.	691	33,267
THK Co. Ltd.	518	12,907
Tobu Railway Co. Ltd.	4,643	22,485
Toho Co. Ltd.	516	11,333
Toho Gas Co. Ltd.	1,861	9,048
Tohoku Electric Power Co., Inc.*	2,057	23,107
Tokio Marine Holdings, Inc.	3,148	105,073
Tokyo Electric Power Co., Inc. (The)*	6,574	32,274
Tokyo Electron Ltd.	781	42,717
Tokyo Gas Co. Ltd.	11,129	54,741
Tokyo Tatemono Co. Ltd.	1,871	20,751
Tokyu Corp.	5,168	33,420
Tokyu Fudosan Holdings Corp.*	1,875	17,627
TonenGeneral Sekiyu KK	1,285	11,775
Toppan Printing Co. Ltd.	2,544	20,316
Toray Industries, Inc.	6,672	46,123
Toshiba Corp.	18,293	76,778
TOTO Ltd.	1,352	21,401
Toyo Seikan Kaisha Ltd.	744	15,960
Toyo Suisan Kaisha Ltd.	404	12,123
Toyoda Gosei Co. Ltd.	297	6,901
Toyota Boshoku Corp.	299	3,728
Toyota Industries Corp.	742	33,433
Toyota Motor Corp.	12,312	750,575
Toyota Tsusho Corp.	967	23,902

See Notes to Schedules of Portfolio Investments.

Trend Micro, Inc.	479	16,738
Tsumura & Co.	275	7,280
Ube Industries Ltd.	4,587	9,800
Uni-Charm Corp.	519	29,570
United Urban Investment Corp., REIT	12	17,241
USS Co. Ltd.	1,003	13,753
West Japan Railway Co.	767	33,212
Yahoo Japan Corp.	6,657	36,980
Yakult Honsha Co. Ltd.	399	20,119
Yamada Denki Co. Ltd.	4,182	13,661
Yamaguchi Financial Group, Inc.	962	8,897
Yamaha Corp.	718	11,379
Yamaha Motor Co. Ltd.	1,273	19,063
Yamato Holdings Co. Ltd.	1,677	33,855
Yamato Kogyo Co. Ltd.	190	6,062
Yamazaki Baking Co. Ltd.	502	5,143
Yaskawa Electric Corp.	976	15,412
Yokogawa Electric Corp.	977	14,983
Yokohama Rubber Co. Ltd. (The)	935	9,172

		12,432,051

Jersey 0.1%
Petrofac Ltd.	470	9,526
Randgold Resources Ltd.	153	9,603
Shire PLC	1,010	47,700

		66,829

Luxembourg 0.6%
ArcelorMittal	4,457	79,525
Millicom International Cellular SA	168	16,730
RTL Group SA	263	33,630
SES	1,356	43,894
Tenaris SA	7,326	160,045

		333,824

Macau 0.0%(c)
MGM China Holdings Ltd.	1,301	5,562

Mauritius 0.0%(c)
Golden Agri-Resources Ltd.	19,382	8,370

Netherlands 3.6%
Aegon NV	8,703	82,157
Akzo Nobel NV	1,169	90,606
ASML Holding NV	1,755	164,273
CNH Industrial NV*	14,634	166,794
Corio NV REIT	331	14,833
Delta Lloyd NV	903	22,410
Fugro NV	346	20,618
Gemalto NV	390	42,927
Heineken Holding NV	495	31,314
Heineken NV	1,131	76,364
ING Groep NV*	18,781	260,954

See Notes to Schedules of Portfolio Investments.

Koninklijke Ahold NV	4,943	88,741
Koninklijke Boskalis Westminster NV	373	19,707
Koninklijke DSM NV	757	59,527
Koninklijke KPN NV*	15,794	50,908
Koninklijke Philips Electronics NV	4,694	172,061
Koninklijke Vopak NV	346	20,239
QIAGEN NV*	1,523	35,482
Randstad Holding NV	592	38,400
Reed Elsevier NV	3,383	71,671
TNT Express NV	1,747	16,218
Unilever NV	8,020	322,994
Wolters Kluwer NV	1,481	42,266
Ziggo NV	835	38,137

		1,949,601

New Zealand 0.6%
Auckland International Airport Ltd.	24,394	70,818
Contact Energy Ltd.	8,488	35,810
Fletcher Building Ltd.	16,354	114,456
Sky City Entertainment Group Ltd.	13,301	40,801
Telecom Corp. of New Zealand Ltd.	45,560	86,365

		348,250

Norway 1.8%
Aker Solutions ASA	1,560	27,881
DnB NOR ASA	9,275	165,917
Gjensidige Forsikring ASA	1,899	36,225
Norsk Hydro ASA	8,836	39,436
Orkla ASA	7,252	56,578
Seadrill Ltd.	3,564	145,491
StatoilHydro ASA	10,492	254,286
Telenor ASA	6,738	160,638
Yara International ASA	1,826	78,576

		965,028

Portugal 0.8%
Banco Espirito Santo SA*	35,100	50,170
EDP - Energias de Portugal SA	39,830	146,300
Galp Energia SGPS SA	5,322	87,235
Jeronimo Martins SGPS SA	4,887	95,568
Portugal Telecom SGPS SA	12,677	55,110

		434,383

Singapore 0.9%
Ascendas REIT	5,364	9,351
CapitaCommercial Trust, REIT	5,238	6,019
CapitaLand Ltd.	6,741	16,185
CapitaMall Trust REIT	6,365	9,608
CapitaMalls Asia Ltd.	3,584	5,566
City Developments Ltd.	1,077	8,193
ComfortDelGro Corp. Ltd.	5,293	8,431
DBS Group Holdings Ltd.	4,499	60,964

See Notes to Schedules of Portfolio Investments.

Genting Singapore PLC	16,064	19,031
Global Logistic Properties Ltd.	8,133	18,625
Jardine Cycle & Carriage Ltd.	281	8,005
Keppel Corp. Ltd.	3,795	33,651
Keppel Land Ltd.	1,830	4,843
Keppel REIT	315	296
Olam International Ltd.	3,855	4,689
Oversea-Chinese Banking Corp. Ltd.	6,788	54,866
SembCorp Industries Ltd.	2,587	11,255
SembCorp Marine Ltd.	2,199	7,754
Singapore Airlines Ltd.	1,420	11,714
Singapore Exchange Ltd.	2,256	12,979
Singapore Press Holdings Ltd.	4,201	13,715
Singapore Technologies Engineering Ltd.	4,063	12,750
Singapore Telecommunications Ltd.	20,967	60,810
StarHub Ltd.	1,583	5,381
United Overseas Bank Ltd.	3,347	56,334
UOL Group Ltd.	1,216	5,965
Wilmar International Ltd.	5,047	13,678
Yangzijiang Shipbuilding Holdings Ltd.	5,046	4,738

		485,396

Spain 6.1%
Abertis Infraestructuras SA	2,797	62,142
Acciona SA	197	11,319
Actividades de Construccion y Servicios SA	1,081	37,208
Amadeus IT Holding SA, Cl A	2,903	124,223
Banco Bilbao Vizcaya Argentaria SA	43,475	535,167
Banco de Sabadell SA	20,316	52,991
Banco Popular Espanol SA*	9,620	58,032
Banco Santander SA	87,673	784,700
Bankia SA*	30,746	52,195
Criteria Caixacorp SA	12,675	66,051
Distribuidora Internacional de Alimentacion SA	4,665	41,715
Enagas	1,458	38,100
Ferrovial SA	3,078	59,557
Gas Natural SDG SA	2,672	68,720
Grifols SA	1,138	54,426
Iberdrola SA	35,931	229,109
Inditex SA	1,665	274,407
Mapfre SA	5,873	25,151
Red Electrica Corporacion SA(d)	827	55,179
Repsol YPF SA*	6,359	160,265
Telefonica SA	30,755	500,734
Zardoya Otis SA	1,177	21,292

		3,312,683

Sweden 2.1%
Alfa Laval AB	838	21,498
Assa Abloy AB, Cl B	891	47,072
Atlas Copco AB, Cl A	1,789	49,594

See Notes to Schedules of Portfolio Investments.

Atlas Copco AB, Cl B	1,041	26,414
Boliden AB	729	11,158
Electrolux AB, Cl B	641	16,793
Elekta AB, B SHS	983	15,031
Getinge AB	534	18,265
Hennes & Mauritz AB, Cl B	2,530	116,512
Hexagon AB, Cl B	632	19,976
Husqvarna AB, Cl B	1,076	6,477
Industrivarden AB, Cl C	315	5,990
Investor AB, Cl B	1,214	41,770
Kinnevik Investment AB, Cl B	549	25,428
Lundin Petroleum AB*	594	11,581
Nordea Bank AB	7,012	94,466
Ratos AB, B Shares	512	4,629
Sandvik AB	2,840	40,049
Scania AB	853	16,697
Securitas AB, Cl B	835	8,873
Skandinaviska Enskilda Banken AB, Cl A	4,046	53,344
Skanska AB, Cl B	1,013	20,695
SKF AB, Cl B	1,045	27,409
Svenska Cellulosa AB, Cl B	1,554	47,839
Svenska Handelsbanken AB, Cl A	1,325	65,098
Swedbank AB, Cl A	2,413	67,905
Swedish Match AB	549	17,643
Tele2 AB, B SHS	849	9,616
Telefonaktiebolaget LM Ericsson, Cl B	8,106	98,933
TeliaSonera AB	6,342	52,802
Volvo AB, Cl B	4,006	52,599

		1,112,156

Switzerland 2.8%
ABB Ltd.*	2,493	65,619
Actelion Ltd.*	123	10,390
Adecco SA*	151	11,951
Aryzta AG*	99	7,591
Baloise Holding AG	55	7,004
Banque Cantonale Vaudoise	4	2,181
Barry Callebaut AG*	2	2,507
Cie Financiere Richemont SA	593	59,031
Coca-Cola HBC AG*	366	10,679
Credit Suisse Group AG*	1,699	51,938
EMS-Chemie Holding AG	11	3,909
Geberit AG	46	13,949
Givaudan SA*	11	15,710
Glencore Xstrata PLC	18,086	93,652
Holcim Ltd.*	261	19,530
Julius Baer Group Ltd.*	255	12,246
Kuehne + Nagel International AG	62	8,139
Lindt & Spruengli AG PC	1	4,508
Lonza Group AG	61	5,785
Nestle SA	3,545	259,502

See Notes to Schedules of Portfolio Investments.

Novartis AG	2,608	208,160
Pargesa Holding SA	31	2,499
Partners Group Holding AG	21	5,600
Roche Holding AG	797	222,647
Schindler Holding AG PC	56	8,243
Schindler Holding AG RS	25	3,688
SGS SA	8	18,403
Sika AG	3	10,664
Sonova Holding AG	57	7,668
STMicroelectronics NV	2,843	22,841
Sulzer AG	30	4,839
Swatch Group AG (The) BS	37	24,451
Swatch Group AG (The) RS	50	5,627
Swiss Life Holding AG*	38	7,889
Swiss Prime Site AG	63	4,877
Swiss Re Ltd.*	399	36,700
Swisscom AG	27	14,253
Syngenta AG	106	42,207
Transocean Ltd.	409	19,917
UBS AG	4,131	78,355
Wolseley PLC	480	27,224
Zurich Insurance Group AG	169	48,973

		1,491,546

United Kingdom 9.3%
3i Group PLC	1,759	11,217
Aberdeen Asset Management PLC	1,736	14,374
Admiral Group PLC	348	7,549
Aggreko PLC	488	13,811
AMEC PLC	539	9,711
Anglo American PLC	2,522	55,127
Antofagasta PLC	715	9,756
ARM Holdings PLC	2,528	46,007
Associated British Foods PLC	646	26,155
AstraZeneca PLC	2,259	133,715
Aviva PLC	5,332	39,706
Babcock International Group PLC	653	14,652
BAE Systems PLC	5,878	42,341
Barclays PLC	22,109	99,565
BG Group PLC	6,157	132,289
BHP Billiton PLC	3,822	118,290
BP PLC	34,682	280,295
British American Tobacco PLC	3,493	187,293
British Land Co. PLC (The) REIT	1,696	17,665
British Sky Broadcasting Group PLC	1,904	26,611
BT Group PLC	14,263	89,610
Bunzl PLC	603	14,479
Burberry Group PLC	801	20,108
Capita Group PLC	1,187	20,403
Capital Shopping Centres Group PLC REIT	1,210	6,209
Carnival PLC	333	13,791

See Notes to Schedules of Portfolio Investments.

Centrica PLC	9,405	54,152
Cobham PLC	1,952	8,873
Compass Group PLC	3,313	53,106
Croda International PLC	246	10,009
Diageo PLC	4,542	150,427
Direct Line Insurance Group PLC	1,494	6,175
easyJet PLC	288	7,325
Fresnillo PLC	325	4,012
G4S PLC	2,554	11,102
GKN PLC	2,954	18,261
GlaxoSmithKline PLC	8,879	236,942
Hammerson PLC REIT	1,291	10,732
Hargreaves Lansdown PLC	387	8,677
HSBC Holdings PLC	32,687	358,544
ICAP PLC	995	7,441
IMI PLC	582	14,697
Imperial Tobacco Group PLC	1,775	68,721
Inmarsat PLC	812	10,165
InterContinental Hotels Group PLC	487	16,234
International Consolidated Airlines Group SA*	7,076	47,105
Intertek Group PLC	292	15,222
Invensys PLC	1,152	9,700
Investec PLC	1,041	7,544
ITV PLC	6,726	21,608
J Sainsbury PLC	2,222	13,430
Johnson Matthey PLC	372	20,205
Kingfisher PLC	4,294	27,355
Land Securities Group PLC REIT	1,416	22,592
Legal & General Group PLC	10,701	39,463
Lloyds Banking Group PLC*	82,739	108,075
London Stock Exchange Group PLC	320	9,183
Marks & Spencer Group PLC	2,921	20,925
Meggitt PLC	1,420	12,404
Melrose Industries PLC	2,293	11,608
National Grid PLC	6,632	86,540
Next PLC	293	26,443
Old Mutual PLC	8,856	27,732
Pearson PLC	1,480	32,865
Persimmon PLC	549	11,264
Prudential PLC	4,628	102,694
Reckitt Benckiser Group PLC	1,170	92,863
Reed Elsevier PLC	2,161	32,171
Rexam PLC	1,432	12,580
Rio Tinto PLC	2,300	129,857
Rolls-Royce Holdings PLC	3,404	71,870
Royal Bank of Scotland Group PLC*	3,851	21,561
Royal Dutch Shell PLC, Cl B	4,731	178,622
Royal Dutch Shell PLC, Cl A	6,828	244,567
RSA Insurance Group PLC	6,512	9,856
SABMiller PLC	1,736	89,145

See Notes to Schedules of Portfolio Investments.

Sage Group PLC (The)	2,044	13,664
Schroders PLC	186	8,002
Scottish & Southern Energy PLC	1,736	39,384
Segro PLC	1,345	7,439
Serco Group PLC	903	7,465
Severn Trent PLC	432	12,197
Smith & Nephew PLC	1,639	23,368
Smiths Group PLC	713	17,474
Standard Chartered PLC	4,367	98,349
Standard Life PLC	4,268	25,415
Subsea 7 SA	2,505	47,950
Tate & Lyle PLC	845	11,320
Tesco PLC	14,575	80,697
Travis Perkins PLC	444	13,764
TUI Travel PLC	810	5,541
Tullow Oil PLC	1,645	23,291
Unilever PLC	2,323	95,477
United Utilities Group PLC	1,235	13,733
Vedanta Resources PLC	169	2,612
Vodafone Group PLC	88,545	347,504
Weir Group PLC (The)	385	13,592
Whitbread PLC	325	20,187
William Hill PLC	1,562	10,396
WM Morrison Supermarkets PLC	3,995	17,267
WPP PLC	2,289	52,308

		5,071,769

United States 0.1%
Perrigo Co. PLC	433	66,395

Total Common Stocks (Cost $28,225,427)		53,152,124

Preferred Stocks 1.0%
Germany 1.0%
Bayerische Motoren Werke AG, 4.08%	345	29,469
Fuchs Petrolub AG, (Preference Shares)	230	22,478
Henkel AG & Co. KGaA, 1.13%	1,147	133,035
Porsche AG, 2.67%	985	102,524
RWE AG, 8.62%	252	8,060
Volkswagen AG, 1.78%	930	261,190

Total Preferred Stocks (Cost $111,768)		556,756

Rights 0.0%(c)
Austria 0.0%(a)(b)
IMMOEAST AG*	175,419	—

Spain 0.0%(c)
Repsol SA*	6,359	4,339

Total Rights (Cost $4,147)		4,339

See Notes to Schedules of Portfolio Investments.

Exchange Traded Funds 1.3%
iShares MSCI Australia Index Fund	724	17,644
iShares MSCI Austria Investable Market Index Fund	489	9,687
iShares MSCI Belgium Investable Market Index Fund	373	6,113
iShares MSCI Denmark Capped ETF	148	6,660
iShares MSCI EAFE Fund	3,981	266,966
iShares MSCI EMU Index Fund	3,179	131,547
iShares MSCI France ETF	424	12,063
iShares MSCI Germany Index Fund	1,525	48,434
iShares MSCI Ireland Capped ETF	143	5,127
iShares MSCI Italy Index Fund	3,302	51,478
iShares MSCI Japan Index Fund	7,738	93,862
iShares MSCI Netherlands Investable Market Index Fund	181	4,693
iShares MSCI New Zealand Capped ETF	104	3,886
iShares MSCI Norway Capped ETF	311	9,613
iShares MSCI Singapore Index Fund	164	2,160
iShares MSCI Spain Index Fund	727	28,040
iShares MSCI Sweden Index Fund	143	5,124
iShares MSCI United Kingdom Index Fund	366	7,642

Total Exchange Traded Funds (Cost $628,451)		710,739

Trust 0.0%(c)
Singapore 0.0%(c)
Hutchison Port Holdings Trust	13,744	9,277

Total Trust (Cost $10,359)		9,277

Short-Term Investment 0.4%
RidgeWorth Funds Securities Lending Joint Account(f)	228,220	228,220

Total Short-Term Investment (Cost $228,220)		228,220

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(g)	16,202	16,202

Total Money Market Fund (Cost $16,202)		16,202

Total Investments (Cost $29,224,574) — 100.7%		54,677,657
Liabilities in Excess of Other Assets — (0.7)%		(394,188)

Net Assets — 100.0%		$54,283,469

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board (See Notes to Schedules of Portfolio Investments).
(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	Less than 0.05% of Net Assets.
(d)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $216,806.
(e)	Escrowed rights that are not tradable.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2 (i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

BS	– Bearer Shares
ETF	– Exchange Traded Fund
MSCI	– Morgan Stanley Capital International
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
RS	– Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 22.2%
Amazon.com, Inc.*	19,906	7,938,314
BorgWarner, Inc.	75,942	4,245,917
Chipotle Mexican Grill, Inc.*	5,434	2,895,127
DR Horton, Inc.*	171,834	3,835,335
Home Depot, Inc. (The)	33,360	2,746,862
Johnson Controls, Inc.	61,925	3,176,753
Las Vegas Sands Corp.	58,407	4,606,560
Michael Kors Holdings Ltd.*	58,044	4,712,592
Netflix, Inc.*	7,249	2,668,864
Priceline.com, Inc.*	5,719	6,647,766
Scripps Networks Interactive, Cl A	41,635	3,597,680
Starbucks Corp.	84,755	6,643,945
Under Armour, Inc., Cl A*	35,828	3,127,784
VF Corp.	69,424	4,327,892
Viacom, Inc., Cl B	43,921	3,836,060

		65,007,451

Consumer Staples 7.6%
Colgate-Palmolive Co.	76,770	5,006,172
Costco Wholesale Corp.	48,765	5,803,522
Estee Lauder Cos., Inc. (The), Cl A	58,968	4,441,470
Philip Morris International, Inc.	81,676	7,116,430

		22,367,594

Energy 4.6%
EOG Resources, Inc.	24,698	4,145,313
Phillips 66	29,479	2,273,715
Schlumberger Ltd.	78,790	7,099,767

		13,518,795

Financials 5.1%
Discover Financial Services	56,469	3,159,440
Genworth Financial, Inc., Cl A*	267,940	4,161,108
Morgan Stanley	127,474	3,997,585
T. Rowe Price Group, Inc.	43,275	3,625,147

		14,943,280

Health Care 15.2%
Alexion Pharmaceuticals, Inc.*	59,093	7,862,915
Biogen Idec, Inc.*	28,617	8,005,606
Cerner Corp.*(a)	63,029	3,513,236
Express Scripts Holding Co.*	80,303	5,640,483
Gilead Sciences, Inc.*	136,372	10,248,356
HCA Holdings, Inc.*	33,423	1,594,611
Mylan, Inc.*	175,026	7,596,128

		44,461,335

See Notes to Schedules of Portfolio Investments.

Industrials 13.8%
BE Aerospace, Inc.*	30,921	2,691,055
Cummins, Inc.	38,813	5,471,468
Fluor Corp.	40,590	3,258,971
Fortune Brands Home & Security, Inc.	97,186	4,441,400
HD Supply Holdings, Inc.*	82,424	1,979,000
Honeywell International, Inc.	62,091	5,673,255
J.B. Hunt Transport Services, Inc.	41,939	3,241,885
Precision Castparts Corp.	18,085	4,870,290
Union Pacific Corp.	23,313	3,916,584
United Parcel Service, Inc., Cl B	47,172	4,956,834

		40,500,742

Information Technology 29.5%
Analog Devices, Inc.	71,567	3,644,907
Apple, Inc.	32,284	18,114,875
ARM Holdings PLC SP ADR	68,434	3,746,077
ASML Holding NV NYS	17,651	1,653,899
Broadcom Corp., Cl A	79,458	2,355,930
Cognizant Technology Solutions Corp., Cl A*	36,564	3,692,233
Facebook, Inc., Cl A*	121,573	6,645,180
Google, Inc., Cl A*	14,929	16,731,079
LinkedIn Corp., Cl A*	11,307	2,451,697
QUALCOMM, Inc.	99,802	7,410,298
Salesforce.com, Inc.*	79,563	4,391,082
Splunk, Inc.*	37,624	2,583,640
Twitter, Inc.*(a)	1,597	101,649
Visa, Inc., Cl A	33,116	7,374,271
Workday, Inc., Cl A*	29,704	2,470,185
Xilinx, Inc.	72,255	3,317,950

		86,684,952

Materials 1.6%
Monsanto Co.	40,253	4,691,487

Total Common Stocks (Cost $169,814,904)		292,175,636

Short-Term Investment 0.2%
RidgeWorth Funds Securities Lending Joint Account(b)	599,925	599,925

Total Short-Term Investment (Cost $599,925)		599,925

Money Market Fund 1.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	3,070,515	3,070,515

Total Money Market Fund (Cost $3,070,515)		3,070,515

Total Investments (Cost $173,485,344) — 100.8%		295,846,076
Liabilities in Excess of Other Assets — (0.8)%		(2,488,716)

Net Assets — 100.0%		$293,357,360

See Notes to Schedules of Portfolio Investments.

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $591,561.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations
NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.0%
Consumer Discretionary 6.6%
Comcast Corp., Cl A	731,950	38,035,782
DR Horton, Inc.*	579,916	12,943,725
Johnson Controls, Inc.	408,950	20,979,135
Pearson PLC SP ADR(a)	957,209	21,441,482
Walt Disney Co. (The)	395,650	30,227,660
WPP PLC SP ADR(a)	141,646	16,269,459

		139,897,243

Consumer Staples 7.7%
Bunge Ltd.	124,650	10,235,012
Coca-Cola Co. (The)	919,200	37,972,152
Ingredion, Inc.	319,183	21,851,268
Mondelez International, Inc., Cl A	594,150	20,973,495
Philip Morris International, Inc.	376,302	32,787,193
Procter & Gamble Co. (The)	488,850	39,797,278

		163,616,398

Energy 11.5%
Chevron Corp.	422,700	52,799,457
ConocoPhillips	471,700	33,325,605
Exxon Mobil Corp.	650,050	65,785,060
Occidental Petroleum Corp.	504,177	47,947,233
Phillips 66	144,350	11,133,716
Schlumberger Ltd.	358,950	32,344,984

		243,336,055

Financials 25.0%
American Campus Communities, Inc., REIT	478,600	15,415,706
American Tower Corp., REIT	475,300	37,938,446
Ameriprise Financial, Inc.	190,050	21,865,253
Aon PLC	251,650	21,110,919
BlackRock, Inc.	65,725	20,799,991
Citigroup, Inc.	1,013,900	52,834,329
Franklin Resources, Inc.	611,350	35,293,235
JPMorgan Chase & Co.	812,050	47,488,684
MetLife, Inc.	491,850	26,520,552
Prudential Financial, Inc.	177,450	16,364,439
Realty Income Corp., REIT(a)	280,462	10,469,646
Simon Property Group, Inc., REIT	279,087	42,465,878
T. Rowe Price Group, Inc.	583,600	48,888,172
Travelers Cos., Inc. (The)	339,200	30,711,168
U.S. Bancorp	1,369,750	55,337,900
Wells Fargo & Co.	1,010,000	45,854,000

		529,358,318

See Notes to Schedules of Portfolio Investments.

Health Care 14.1%
Agilent Technologies, Inc.	501,650	28,689,364
Baxter International, Inc.	545,850	37,963,867
Cigna Corp.	594,450	52,002,486
Johnson & Johnson	428,550	39,250,894
Medtronic, Inc.	173,600	9,962,904
Merck & Co., Inc.	1,171,100	58,613,555
Pfizer, Inc.	1,659,600	50,833,548
Zoetis, Inc.	633,650	20,714,019

		298,030,637

Industrials 17.5%
ADT Corp. (The)(a)	531,250	21,499,688
Caterpillar, Inc.	379,650	34,476,016
Cummins, Inc.	197,350	27,820,430
FedEx Corp.	74,200	10,667,734
Flowserve Corp.	425,575	33,548,077
Fluor Corp.	386,500	31,032,085
General Dynamics Corp.	236,100	22,559,355
General Electric Co.	1,682,650	47,164,679
Pentair Ltd.	276,900	21,506,823
Rockwell Collins, Inc.	293,750	21,714,000
Tyco International Ltd.	523,450	21,482,388
Union Pacific Corp.	189,230	31,790,640
United Parcel Service, Inc., Cl B	101,594	10,675,498
United Technologies Corp.	290,500	33,058,900

		368,996,313

Information Technology 8.3%
Cisco Systems, Inc.	2,508,250	56,310,212
Intel Corp.	497,200	12,907,312
Maxim Integrated Products, Inc.	1,108,950	30,950,795
Microsoft Corp.	286,007	10,705,242
NetApp, Inc.	642,400	26,428,336
Texas Instruments, Inc.	865,750	38,015,082

		175,316,979

Materials 1.0%
Airgas, Inc.	97,600	10,916,560
Ashland, Inc.	105,106	10,199,486

		21,116,046

Telecommunication Services 1.8%
AT&T, Inc.	827,950	29,110,722
Verizon Communications, Inc.	201,200	9,886,968

		38,997,690

Utilities 4.5%
Duke Energy Corp.	707,278	48,809,255
NextEra Energy, Inc.	409,150	35,031,423
NRG Energy, Inc.	359,779	10,332,853

		94,173,531

Total Common Stocks (Cost $1,558,124,343)		2,072,839,210

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 1.5%
RidgeWorth Funds Securities Lending Joint Account(b)	32,322,475	32,322,475

Total Short-Term Investment (Cost $32,322,475)		32,322,475

Money Market Fund 2.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	41,158,511	41,158,511

Total Money Market Fund (Cost $41,158,511)		41,158,511

Total Investments (Cost $1,631,605,329) — 101.5%		2,146,320,196
Liabilities in Excess of Other Assets — (1.5)%		(31,135,699)

Net Assets — 100.0%		$2,115,184,497

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $31,407,653.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 96.5%
Consumer Discretionary 4.5%
Johnson Controls, Inc.	725,000	37,192,500
Kohl’s Corp.	690,000	39,157,500
M.D.C. Holdings, Inc.	1,450,000	46,748,000
Pearson PLC SP ADR	1,880,000	42,112,000

		165,210,000

Consumer Staples 2.4%
Clorox Co. (The)	200,000	18,552,000
Coty, Inc., Cl A	1,950,000	29,737,500
Ingredion, Inc.	575,000	39,364,500

		87,654,000

Energy 9.2%
Baker Hughes, Inc.	1,070,000	59,128,200
Energy XXI Bermuda Ltd.(a)	1,475,000	39,913,500
HollyFrontier Corp.	585,000	29,068,650
Noble Energy, Inc.	820,000	55,850,200
Seadrill Ltd.(a)	1,225,000	50,323,000
Tidewater, Inc.	815,000	48,305,050
Valero Energy Corp.	1,100,000	55,440,000

		338,028,600

Financials 31.8%
Alexandria Real Estate Equities, Inc., REIT	865,000	55,031,300
Allstate Corp. (The)	765,000	41,723,100
American Campus Communities, Inc., REIT	1,550,000	49,925,500
American Realty Capital Properties, Inc., REIT(a)	4,600,000	59,156,000
Ameriprise Financial, Inc.	220,000	25,311,000
Aon PLC	400,000	33,556,000
BankUnited, Inc.	835,000	27,488,200
BB&T Corp.	1,475,000	55,047,000
Chubb Corp. (The)	425,000	41,067,750
Comerica, Inc.	775,000	36,843,500
DDR Corp., REIT	2,500,000	38,425,000
Digital Realty Trust, Inc., REIT(a)	900,000	44,208,000
Equity Residential, REIT	825,000	42,792,750
Hartford Financial Services Group, Inc. (The)	2,750,000	99,632,500
Health Care REIT, Inc.	1,380,000	73,926,600
Invesco Ltd.	1,750,000	63,700,000
Lazard Ltd., Cl A	1,480,000	67,073,600
Mid-America Apartment Communities, Inc., REIT	925,000	56,184,500
Prologis, Inc., REIT	1,500,000	55,425,000
Regions Financial Corp.	5,700,000	56,373,000

See Notes to Schedules of Portfolio Investments.

Reinsurance Group of America, Inc.	385,000	29,802,850
T. Rowe Price Group, Inc.	925,000	77,487,250
Taubman Centers, Inc., REIT	655,000	41,867,600

		1,172,048,000

Health Care 8.3%
Agilent Technologies, Inc.	950,000	54,330,500
Cigna Corp.	1,000,000	87,480,000
Hill-Rom Holdings, Inc.	635,000	26,250,900
STERIS Corp.	1,650,000	79,282,500
Zoetis, Inc.	1,750,000	57,207,500

		304,551,400

Industrials 14.0%
ADT Corp. (The)	1,000,000	40,470,000
Alaska Air Group, Inc.	485,000	35,584,450
Crane Co.	450,000	30,262,500
Cummins, Inc.	450,000	63,436,500
Embraer SA ADR	944,200	30,384,356
Fluor Corp.	570,000	45,765,300
Ingersoll-Rand PLC	600,000	36,960,000
Joy Global, Inc.(a)	285,000	16,669,650
Kennametal, Inc.	725,000	37,750,750
Manitowoc Co., Inc. (The)	1,750,000	40,810,000
Pentair Ltd.	280,000	21,747,600
Rockwell Automation, Inc.	115,000	13,588,400
Timken Co. (The)	465,000	25,607,550
Triumph Group, Inc.	535,000	40,697,450
Tyco International Ltd.	900,000	36,936,000

		516,670,506

Information Technology 7.6%
Harris Corp.	265,000	18,499,650
Intersil Corp., Cl A	8,000,000	91,760,000
Maxim Integrated Products, Inc.	2,650,000	73,961,500
NetApp, Inc.	2,300,000	94,622,000

		278,843,150

Materials 9.1%
Allegheny Technologies, Inc.	1,560,000	55,582,800
Ashland, Inc.	425,000	41,242,000
Axiall Corp.	715,000	33,919,600
Cabot Corp.	720,000	37,008,000
Martin Marietta Materials, Inc.	575,000	57,465,500
Mosaic Co. (The)	760,000	35,925,200
Rock Tenn Co., Cl A	390,000	40,953,900
Sherwin-Williams Co. (The)	175,000	32,112,500

		334,209,500

Utilities 9.6%
American Electric Power Co., Inc.	1,085,000	50,712,900
American Water Works Co., Inc.	1,350,000	57,051,000
CenterPoint Energy, Inc.	1,850,000	42,883,000

See Notes to Schedules of Portfolio Investments.

Entergy Corp.	610,000	38,594,700
NRG Energy, Inc.	2,650,000	76,108,000
Pinnacle West Capital Corp.	760,000	40,219,200
Public Service Enterprise Group, Inc.	1,450,000	46,458,000

		352,026,800

Total Common Stocks (Cost $3,037,017,295)		3,549,241,956

Short-Term Investment 4.8%
RidgeWorth Funds Securities Lending Joint Account(b)	174,954,500	174,954,500

Total Short-Term Investment (Cost $174,954,500)		174,954,500

Money Market Fund 3.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	120,798,657	120,798,657

Total Money Market Fund (Cost $120,798,657)		120,798,657

Total Investments (Cost $3,332,770,452) — 104.6%		3,844,995,113
Liabilities in Excess of Other Assets — (4.6)%		(167,405,057)

Net Assets — 100.0%		$3,677,590,056

(a)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $172,265,976.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2 (i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.1%
Consumer Discretionary 21.4%
Amazon.com, Inc.*	1,415	564,288
Bed Bath & Beyond, Inc.*	5,998	481,639
Johnson Controls, Inc.	14,869	762,780
Las Vegas Sands Corp.	11,798	930,508
Lowe’s Cos., Inc.	16,876	836,206
NIKE, Inc., CL B	4,760	374,326
Priceline.com, Inc.*	830	964,792
VF Corp.	12,750	794,835

		5,709,374

Consumer Staples 9.1%
Costco Wholesale Corp.	4,150	493,891
Estee Lauder Cos., Inc. (The), Cl A	10,466	788,299
Mead Johnson Nutrition Co.	7,685	643,696
Whole Foods Market, Inc.	8,476	490,167

		2,416,053

Energy 5.1%
EOG Resources, Inc.	3,518	590,461
Halliburton Co.	15,271	775,003

		1,365,464

Financials 5.8%
American Express Co.	6,578	596,822
Morgan Stanley	30,239	948,295

		1,545,117

Health Care 15.5%
Alexion Pharmaceuticals, Inc.*	5,098	678,340
Biogen Idec, Inc.*	3,650	1,021,087
Gilead Sciences, Inc.*	12,638	949,746
McKesson Corp.	4,674	754,384
Mylan, Inc.*	16,515	716,751

		4,120,308

Industrials 14.9%
Cummins, Inc.	5,651	796,621
Fluor Corp.	9,895	794,470
Precision Castparts Corp.	3,243	873,340
United Parcel Service, Inc., Cl B	7,619	800,605
W.W. Grainger, Inc.	2,765	706,236

		3,971,272

See Notes to Schedules of Portfolio Investments.

Information Technology 24.6%
Analog Devices, Inc.	13,651	695,245
Apple, Inc.	2,645	1,484,136
ARM Holdings PLC SP ADR	9,039	494,795
ASML Holding NV NYS	6,401	599,774
Google, Inc., Cl A*	1,541	1,727,014
Visa, Inc., Cl A	5,037	1,121,639
Xilinx, Inc.	9,280	426,138

		6,548,741

Materials 2.7%
Monsanto Co.	6,251	728,554

Total Common Stocks (Cost $16,132,410)		26,404,883

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	137,402	137,402

Total Money Market Fund (Cost $137,402)		137,402

Total Investments (Cost $16,269,812) — 99.6%		26,542,285
Other Assets in Excess of Liabilities — 0.4%		106,448

Net Assets — 100.0%		$26,648,733

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 100.1%
Consumer Discretionary 15.2%
American Axle & Manufacturing Holdings, Inc.*	114,566	2,342,875
Asbury Automotive Group, Inc.*	27,401	1,472,530
Beazer Homes USA, Inc.*	60,392	1,474,773
Buffalo Wild Wings, Inc.*	9,853	1,450,362
Capella Education Co.	31,673	2,104,354
Carmike Cinemas, Inc.*	33,322	927,684
Five Below, Inc.*(a)	21,381	923,659
G-III Apparel Group Ltd.*	32,332	2,385,778
HomeAway, Inc.*	22,951	938,237
ITT Educational Services, Inc.*(a)	23,773	798,297
Krispy Kreme Doughnuts, Inc.*	68,141	1,314,440
LIN Media LLC*	79,209	2,274,090
Movado Group, Inc.	21,273	936,225
Nexstar Broadcasting Group, Inc.	45,924	2,559,344
Orient-Express Hotels Ltd.*	78,544	1,186,800
Restoration Hardware Holdings, Inc.*	14,016	943,277
Ryland Group, Inc. (The)	11,571	502,297
Shutterfly, Inc.*	39,377	2,005,471
Steven Madden Ltd.*	51,112	1,870,188
Tenneco, Inc.*	36,935	2,089,413
Zale Corp.*	57,376	904,819

		31,404,913

Consumer Staples 2.7%
Hain Celestial Group, Inc. (The)*	30,932	2,808,007
United Natural Foods, Inc.*	35,491	2,675,666

		5,483,673

Energy 3.3%
Helix Energy Solutions Group, Inc.*	57,900	1,342,122
Hornbeck Offshore Services, Inc.*	31,563	1,553,847
Kodiak Oil & Gas Corp.*	241,178	2,703,605
RigNet, Inc.*	27,728	1,329,003

		6,928,577

Financials 14.3%
Cardtronics, Inc.*	60,970	2,649,147
Cathay General Bancorp	74,841	2,000,500
eHealth, Inc.*	36,829	1,712,180
Encore Capital Group, Inc.*	47,550	2,389,863
Financial Engines, Inc.	30,410	2,112,887
Hanmi Financial Corp.	63,417	1,388,198
Hilltop Holdings, Inc.*	63,795	1,475,578

See Notes to Schedules of Portfolio Investments.

MB Financial, Inc.	72,705	2,333,103
MGIC Investment Corp.*	398,947	3,367,113
Portfolio Recovery Associates, Inc.*	54,081	2,857,640
PrivateBancorp, Inc.	84,190	2,435,617
Radian Group, Inc.(a)	84,933	1,199,254
Stifel Financial Corp.*	53,072	2,543,210
Texas Capital Bancshares, Inc.*	18,302	1,138,384

		29,602,674

Health Care 17.2%
ABIOMED, Inc.*(a)	60,542	1,618,893
Acadia Healthcare Co., Inc.*	48,500	2,295,505
Air Methods Corp.*	32,893	1,918,649
Align Technology, Inc.*	36,741	2,099,748
AVANIR Pharmaceuticals, Inc.*(a)	266,768	896,341
Celldex Therapeutics, Inc.*	29,472	713,517
Endologix, Inc.*	119,512	2,084,289
Exelixis, Inc.*(a)	177,699	1,089,295
HealthSouth Corp.	54,752	1,824,337
HeartWare International, Inc.*	21,592	2,028,784
HMS Holdings Corp.*	41,328	939,385
ICON PLC*	48,105	1,943,923
Impax Laboratories, Inc.*	36,813	925,479
Keryx Biopharmaceuticals, Inc.*(a)	95,627	1,238,370
LifePoint Hospitals, Inc.*	26,700	1,410,828
Medicines Co. (The)*	52,926	2,044,002
Medidata Solutions, Inc.*	49,778	3,015,054
Neogen Corp.*	12,290	561,653
NPS Pharmaceuticals, Inc.*	53,633	1,628,298
NuVasive, Inc.*	48,019	1,552,454
Questcor Pharmaceuticals, Inc.(a)	27,874	1,517,739
Team Health Holdings, Inc.*	50,067	2,280,552

		35,627,095

Industrials 18.7%
AAR Corp.	46,852	1,312,324
Astronics Corp.*	12,446	634,746
Chart Industries, Inc.*	13,903	1,329,683
Corporate Executive Board Co. (The)	24,084	1,864,824
EMCOR Group, Inc.	17,035	722,965
H&E Equipment Services, Inc.*	67,274	1,993,329
HEICO Corp.	35,517	2,058,210
InnerWorkings, Inc.*(a)	125,242	975,635
JetBlue Airways Corp.*(a)	110,719	946,647
Kforce, Inc.	107,473	2,198,898
MasTec, Inc.*	47,407	1,551,157
Mueller Water Products, Inc., Cl A	242,813	2,275,158
Polypore International, Inc.*(a)	32,137	1,250,129
Powell Industries, Inc.	26,540	1,777,915
Power Solutions International, Inc.*	10,436	783,744
Proto Labs, Inc.*(a)	17,984	1,280,101

See Notes to Schedules of Portfolio Investments.

Rexnord Corp.*	69,429	1,875,277
Simpson Manufacturing Co., Inc.	83,157	3,054,357
Spirit Airlines, Inc.*	43,205	1,961,939
Steelcase, Inc., CL A	76,825	1,218,444
Taser International, Inc.*	73,943	1,174,215
Terex Corp.	20,115	844,629
Trimas Corp.*	45,046	1,796,885
TrueBlue, Inc.*	54,568	1,406,763
Universal Forest Products, Inc.	47,590	2,481,343

		38,769,317

Information Technology 22.7%
Aspen Technology, Inc.*	67,720	2,830,696
Bottomline Technologies, Inc.*	73,358	2,652,625
CommVault Systems, Inc.*	33,836	2,533,640
Cornerstone OnDemand, Inc.*	40,407	2,155,309
CoStar Group, Inc.*	9,146	1,688,169
Covisint Corp.*	21,291	267,202
Ellie Mae, Inc.*	69,020	1,854,567
Euronet Worldwide, Inc.*	19,083	913,122
Guidewire Software, Inc.*	28,952	1,420,675
Heartland Payment Systems, Inc.	55,033	2,742,845
Imperva, Inc.*	26,901	1,294,745
Infoblox, Inc.*	66,942	2,210,425
Integrated Device Technology, Inc.*	159,804	1,628,403
Jive Software, Inc.*(a)	50,304	565,920
Marketo, Inc.*(a)	20,788	770,611
MAXIMUS, Inc.	22,036	969,364
Move, Inc.*	73,661	1,177,839
OpenTable, Inc.*	16,425	1,303,652
Proofpoint, Inc.*	20,695	686,453
PROS Holdings, Inc.*	55,286	2,205,911
QLIK Technologies, Inc.*	68,421	1,822,051
Qualys, Inc.*	33,977	785,209
SciQuest, Inc.*	23,386	666,033
Stratasys Ltd.*(a)	15,477	2,084,752
Synaptics, Inc.*(a)	36,245	1,877,853
Trulia, Inc.*(a)	46,552	1,641,889
Ultimate Software Group, Inc.*	18,095	2,772,516
Universal Display Corp.*	28,846	991,149
Yelp, Inc.*	17,085	1,178,011
Zillow, Inc.*(a)	14,182	1,159,095

		46,850,731

Materials 4.0%
Flotek Industries, Inc.*	91,061	1,827,594
HB Fuller Co.	46,605	2,425,324
Headwaters, Inc.*	134,880	1,320,475
LSB Industries, Inc.*	29,929	1,227,688
US Silica Holdings, Inc.(a)	42,371	1,445,275

		8,246,356

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 2.0%
8x8, Inc.*	181,891	1,848,013
Cogent Communications Group, Inc.	54,390	2,197,900

		4,045,913

Total Common Stocks (Cost $144,042,994)		206,959,249

Short-Term Investment 8.9%
RidgeWorth Funds Securities Lending Joint Account(b)	18,522,607	18,522,607

Total Short-Term Investment (Cost $18,522,607)		18,522,607

Money Market Fund 0.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	559,731	559,731

Total Money Market Fund (Cost $559,731)		559,731

Total Investments (Cost $163,125,332) — 109.3%		226,041,587
Liabilities in Excess of Other Assets — (9.3)%		(19,293,549)

Net Assets — 100.0%		$206,748,038

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $18,177,656.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.5%
Consumer Discretionary 21.5%
AMC Entertainment Holdings, Inc., CL A*	984,479	20,231,043
Arcos Dorados Holdings, Inc., Cl A	2,524,600	30,598,152
Brunswick Corp.	373,700	17,212,622
Chico’s FAS, Inc.	1,735,600	32,698,704
CST Brands, Inc.	245,600	9,018,432
Destination Maternity Corp.	158,729	4,742,823
Einstein Noah Restaurant Group, Inc.	149,400	2,166,300
Guess?, Inc.	1,760,854	54,709,734
HSN, Inc.	987,300	61,508,790
Lithia Motors, Inc., Cl A	320,800	22,269,936
Meredith Corp.	603,900	31,282,020
NutriSystem, Inc.	449,650	7,392,246
Scholastic Corp.	528,700	17,981,087
Sonic Automotive, Inc., Cl A	796,200	19,490,976
Sotheby’s	329,900	17,550,680
Thor Industries, Inc.	669,600	36,982,008

		385,835,553

Consumer Staples 3.5%
Casey’s General Stores, Inc.	126,600	8,893,650
Harris Teeter Supermarkets, Inc.	545,700	26,930,295
WD-40 Co.	349,250	26,081,990

		61,905,935

Energy 7.2%
Bristow Group, Inc.	533,600	40,052,016
CARBO Ceramics, Inc.	485,200	56,540,356
LinnCo LLC	443,472	13,663,372
Patterson-UTI Energy, Inc.	772,700	19,564,764

		129,820,508

Financials 22.6%
Alexander & Baldwin, Inc.	57,426	2,396,387
American Realty Capital Properties, Inc., REIT	1,306,500	16,801,590
Banco Latinoamericano de Expectaciones SA, Cl E	249,750	6,997,995
Bank of Hawaii Corp.	402,600	23,809,764
Campus Crest Communities, Inc. REIT	1,037,800	9,765,698
Cash America International, Inc.	989,050	37,880,615
CubeSmart, REIT	2,205,646	35,157,997
Evercore Partners, Inc., Cl A	557,450	33,324,361
Hanover Insurance Group, Inc. (The)	672,250	40,140,047
HCC Insurance Holdings, Inc.	864,200	39,874,188
Horace Mann Educators Corp.	591,400	18,652,756

See Notes to Schedules of Portfolio Investments.

JMP Group, Inc.	561,400	4,154,360
Monmouth Real Estate Investment Corp., Cl A REIT	107,000	972,630
National Retail Properties, Inc. REIT	162,250	4,921,043
Oppenheimer Holdings, Inc., Cl A	189,100	4,685,898
Parkway Properties, Inc., REIT	700,900	13,520,361
Protective Life Corp.	318,600	16,140,276
StanCorp Financial Group, Inc.	979,300	64,878,625
Trust Co Bank Corp. NY	396,300	2,845,434
UMB Financial Corp.	465,050	29,893,414

		406,813,439

Health Care 4.4%
Ensign Group, Inc.	192,300	8,513,121
Landauer, Inc.	275,200	14,478,272
STERIS Corp.	812,253	39,028,756
Teleflex, Inc.	179,645	16,861,480

		78,881,629

Industrials 25.0%
A.O. Smith Corp.	782,725	42,220,187
ABM Industries, Inc.	629,800	18,005,982
Barnes Group, Inc.	140,600	5,386,386
China Yuchai International Ltd.	114,200	2,383,354
CLARCOR, Inc.	497,200	31,994,820
Corrections Corp. of America	502,648	16,119,921
EMCOR Group, Inc.	536,300	22,760,572
Granite Construction, Inc.	259,300	9,070,314
Great Lakes Dredge & Dock Corp.*	1,048,600	9,647,120
Grupo Aeroportuario del Pacifico SA de CV SP ADR	252,076	13,415,485
Grupo Aeroportuario del Sureste SAB de CV ADR	46,900	5,845,147
Harsco Corp.	257,200	7,209,316
Herman Miller, Inc.	1,229,700	36,300,744
Interface, Inc.	2,163,271	47,505,431
Knoll, Inc.	852,100	15,601,951
Lennox International, Inc.	117,124	9,962,567
Luxfer Holdings PLC ADR	174,300	3,635,898
Macquarie Infrastructure Co. LLC	322,300	17,542,789
Manitowoc Co., Inc. (The)	644,100	15,020,412
Mine Safety Appliances Co.	369,256	18,909,600
Mueller Water Products, Inc., Cl A	1,669,700	15,645,089
Progressive Waste Solutions Ltd.	1,974,424	48,866,994
Ritchie Bros Auctioneers, Inc.	449,100	10,297,863
Sun Hydraulics Corp.	69,500	2,837,685
Tennant Co.	148,300	10,056,223
Viad Corp.	504,300	14,009,454

		450,251,304

Information Technology 9.3%
Black Box Corp.	258,950	7,716,710
Daktronics, Inc.	755,900	11,852,512
DST Systems, Inc.	106,760	9,687,402
Fair Isaac Corp.	628,300	39,482,372

See Notes to Schedules of Portfolio Investments.

FEI Co.	358,700	32,053,432
FLIR Systems, Inc.	1,020,900	30,729,090
Plantronics, Inc.	779,350	36,200,808

		167,722,326

Materials 5.4%
A. Schulman, Inc.	456,300	16,089,138
Cabot Corp.	802,200	41,233,080
Carpenter Technology Corp.	365,600	22,740,320
Globe Specialty Metals, Inc.	199,400	3,591,194
Haynes International, Inc.	159,900	8,832,876
Hecla Mining Co.	1,557,400	4,796,792

		97,283,400

Utilities 0.6%
Avista Corp.	58,350	1,644,887
California Water Service Group	426,500	9,839,355

		11,484,242

Total Common Stocks (Cost $1,273,585,067)		1,789,998,336

Money Market Fund 0.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	13,630,690	13,630,690

Total Money Market Fund (Cost $13,630,690)		13,630,690

Total Investments (Cost $1,287,215,757) — 100.3%		1,803,629,026
Liabilities in Excess of Other Assets — (0.3)%		(5,329,465)

Net Assets — 100.0%		$1,798,299,561

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 73.8%(a)
RidgeWorth International Equity Fund	116,349	1,427,599
RidgeWorth International Equity Index Fund	5,009	27,848
RidgeWorth Large Cap Growth Stock Fund*	620,345	5,967,722
RidgeWorth Large Cap Value Equity Fund	262,920	4,403,915
RidgeWorth Mid-Cap Value Equity Fund	135,998	1,853,651
RidgeWorth Select Large Cap Growth Stock Fund*	5,760	166,131
RidgeWorth Small Cap Growth Stock Fund*	49,050	851,510
RidgeWorth Small Cap Value Equity Fund	43,985	786,009

Total Equity Funds (Cost $12,352,051)		15,484,385

Fixed Income Funds 9.9%(a)
RidgeWorth Corporate Bond Fund	482	4,128
RidgeWorth High Income Fund	18,532	131,949
RidgeWorth Intermediate Bond Fund	151	1,459
RidgeWorth Seix Floating Rate High Income Fund	14,972	135,647
RidgeWorth Seix High Yield Fund	14,505	141,861
RidgeWorth Total Return Bond Fund	152,925	1,567,485
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	8,199	82,895

Total Fixed Income Funds (Cost $2,153,999)		2,065,424

Exchange Traded Funds 15.5%
Consumer Discretionary Select Sector SPDR Fund	1,181	78,926
Consumer Staples Select Sector SPDR Fund	1,015	43,625
Energy Select Sector SPDR Fund	891	78,862
Financial Select Sector SPDR Fund	5,276	115,333
Health Care Select Sector SPDR Fund	1,761	97,630
Industrial Select Sector SPDR Fund	1,500	78,390
iShares Barclays 20+ Year Treasury Bond Fund	737	75,071
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	29	3,187
iShares Core S&P 500 Fund	9,981	1,852,973
iShares Core Total U.S. Bond Market Fund	1,741	185,295
iShares Dow Jones U.S. Real Estate Index Fund	229	14,447
iShares MSCI EAFE Fund	2,193	147,062
iShares MSCI Emerging Markets Index Fund	6,088	254,296
iShares Russell 2000 Index Fund	330	38,052
Market Vectors Gold Miners Fund	281	5,935
Materials Select Sector SPDR Fund	571	26,392
Technology Select Sector SPDR Fund	4,132	147,678
Utilities Select Sector SPDR Fund	116	4,404

Total Exchange Traded Funds (Cost $2,371,185)		3,247,558

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	194,559	194,559

Total Money Market Fund (Cost $194,559)		194,559

Total Investments (Cost $17,071,794) — 100.1%		20,991,926
Liabilities in Excess of Other Assets — (0.1)%		(12,088)

Net Assets — 100.0%		$20,979,838

*	Non-income producing security.
(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 32.0%(a)
RidgeWorth International Equity Fund	135,520	1,662,831
RidgeWorth International Equity Index Fund	8,364	46,506
RidgeWorth Large Cap Growth Stock Fund*	678,596	6,528,096
RidgeWorth Large Cap Value Equity Fund	328,438	5,501,339
RidgeWorth Mid-Cap Value Equity Fund	165,709	2,258,617
RidgeWorth Select Large Cap Growth Stock Fund*	33,742	973,115
RidgeWorth Small Cap Growth Stock Fund*	58,954	1,023,443
RidgeWorth Small Cap Value Equity Fund	53,457	955,284

Total Equity Funds (Cost $16,283,452)		18,949,231

Fixed Income Funds 57.5%(a)
RidgeWorth Corporate Bond Fund	9,928	85,087
RidgeWorth High Income Fund	296,168	2,108,716
RidgeWorth Intermediate Bond Fund	1,332	12,894
RidgeWorth Seix Floating Rate High Income Fund	230,348	2,086,951
RidgeWorth Seix High Yield Fund	223,025	2,181,180
RidgeWorth Total Return Bond Fund	2,562,152	26,262,062
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	126,927	1,283,233

Total Fixed Income Funds (Cost $34,908,572)		34,020,123

Exchange Traded Funds 9.6%
Consumer Discretionary Select Sector SPDR Fund	1,223	81,733
Consumer Staples Select Sector SPDR Fund	1,057	45,430
Energy Select Sector SPDR Fund	956	84,616
Financial Select Sector SPDR Fund	5,637	123,225
Health Care Select Sector SPDR Fund	1,901	105,391
Industrial Select Sector SPDR Fund	1,574	82,257
iShares Barclays 20+ Year Treasury Bond Fund	10,624	1,082,161
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	33,959
iShares Core S&P 500 Fund	11,839	2,197,910
iShares Core Total U.S. Bond Market Fund	9,610	1,022,792
iShares Dow Jones U.S. Real Estate Index Fund	304	19,179
iShares MSCI EAFE Fund	4,036	270,654
iShares MSCI Emerging Markets Index Fund	6,737	281,405
iShares Russell 2000 Index Fund	528	60,884
Market Vectors Gold Miners Fund	235	4,963
Materials Select Sector SPDR Fund	584	26,993
Technology Select Sector SPDR Fund	4,483	160,222
Utilities Select Sector SPDR Fund	171	6,493

Total Exchange Traded Funds (Cost $4,826,678)		5,690,267

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	509,592	509,592

Total Money Market Fund (Cost $509,592)		509,592

Total Investments (Cost $56,528,294) — 100.0%		59,169,213
Liabilities in Excess of Other Assets — (0.0)%(c)		(14,886)

Net Assets — 100.0%		$59,154,327

*	Non-income producing security.
(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 65.4%(a)
RidgeWorth International Equity Fund	301,971	3,705,180
RidgeWorth International Equity Index Fund	7,110	39,531
RidgeWorth Large Cap Growth Stock Fund*	1,569,938	15,102,807
RidgeWorth Large Cap Value Equity Fund	741,476	12,419,726
RidgeWorth Mid-Cap Value Equity Fund	378,039	5,152,675
RidgeWorth Select Large Cap Growth Stock Fund*	67,521	1,947,306
RidgeWorth Small Cap Growth Stock Fund*	134,836	2,340,751
RidgeWorth Small Cap Value Equity Fund	122,119	2,182,273

Total Equity Funds (Cost $34,087,786)		42,890,249

Fixed Income Funds 19.7%(a)
RidgeWorth Corporate Bond Fund	1,244	10,659
RidgeWorth High Income Fund	103,441	736,498
RidgeWorth Intermediate Bond Fund	163	1,573
RidgeWorth Seix Floating Rate High Income Fund	87,901	796,386
RidgeWorth Seix High Yield Fund	90,795	887,977
RidgeWorth Total Return Bond Fund	970,607	9,948,720
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	51,673	522,417

Total Fixed Income Funds (Cost $12,777,136)		12,904,230

Exchange Traded Funds 14.5%
Consumer Discretionary Select Sector SPDR Fund	3,137	209,646
Consumer Staples Select Sector SPDR Fund	2,883	123,911
Energy Select Sector SPDR Fund	2,472	218,797
Financial Select Sector SPDR Fund	14,677	320,839
Health Care Select Sector SPDR Fund	4,975	275,814
Industrial Select Sector SPDR Fund	4,173	218,081
iShares Barclays 20+ Year Treasury Bond Fund	4,161	423,839
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	38,685
iShares Core S&P 500 Fund	27,138	5,038,170
iShares Core Total U.S. Bond Market Fund	5,045	536,939
iShares Dow Jones U.S. Real Estate Index Fund	659	41,576
iShares MSCI EAFE Fund	11,386	763,545
iShares MSCI Emerging Markets Index Fund	15,929	665,354
iShares Russell 2000 Index Fund	1,309	150,941
Market Vectors Gold Miners Fund	816	17,234
Materials Select Sector SPDR Fund	1,435	66,326
Technology Select Sector SPDR Fund	11,554	412,940
Utilities Select Sector SPDR Fund	416	15,796

Total Exchange Traded Funds (Cost $7,334,057)		9,538,433

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	767,835	767,835

Total Money Market Fund (Cost $767,835)		767,835

Total Investments (Cost $54,966,814) — 100.8%		66,100,747
Liabilities in Excess of Other Assets — (0.8)%		(543,357)

Net Assets — 100.0%		$65,557,390

*	Non-income producing security.
(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 48.7%(a)
RidgeWorth International Equity Fund	564,361	6,924,707
RidgeWorth International Equity Index Fund	13,499	75,055
RidgeWorth Large Cap Growth Stock Fund*	2,891,466	27,815,902
RidgeWorth Large Cap Value Equity Fund	1,358,878	22,761,208
RidgeWorth Mid-Cap Value Equity Fund	690,994	9,418,252
RidgeWorth Select Large Cap Growth Stock Fund*	118,307	3,411,972
RidgeWorth Small Cap Growth Stock Fund*	243,069	4,219,678
RidgeWorth Small Cap Value Equity Fund	219,977	3,930,990

Total Equity Funds (Cost $63,955,079)		78,557,764

Fixed Income Funds 38.9%(a)
RidgeWorth Corporate Bond Fund	3,563	30,532
RidgeWorth High Income Fund	521,414	3,712,471
RidgeWorth Intermediate Bond Fund	1,348	13,050
RidgeWorth Seix Floating Rate High Income Fund	416,741	3,775,674
RidgeWorth Seix High Yield Fund	431,268	4,217,796
RidgeWorth Total Return Bond Fund	4,755,991	48,748,905
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	228,873	2,313,903

Total Fixed Income Funds (Cost $62,704,862)		62,812,331

Exchange Traded Funds 11.7%
Consumer Discretionary Select Sector SPDR Fund	4,971	332,212
Consumer Staples Select Sector SPDR Fund	4,473	192,250
Energy Select Sector SPDR Fund	4,016	355,456
Financial Select Sector SPDR Fund	23,499	513,688
Health Care Select Sector SPDR Fund	7,917	438,918
Industrial Select Sector SPDR Fund	6,690	349,619
iShares Barclays 20+ Year Treasury Bond Fund	18,708	1,905,597
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	140,013
iShares Core S&P 500 Fund	50,610	9,395,747
iShares Core Total U.S. Bond Market Fund	15,425	1,641,683
iShares Dow Jones U.S. Real Estate Index Fund	1,239	78,169
iShares MSCI EAFE Fund	18,257	1,224,314
iShares MSCI Emerging Markets Index Fund	28,598	1,194,538
iShares Russell 2000 Index Fund	3,161	364,495
Market Vectors Gold Miners Fund	484	10,222
Materials Select Sector SPDR Fund	2,567	118,647
Technology Select Sector SPDR Fund	18,703	668,445
Utilities Select Sector SPDR Fund	534	20,276

Total Exchange Traded Funds (Cost $14,579,256)		18,944,289

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,600,376	1,600,376

Total Money Market Fund (Cost $1,600,376)		1,600,376

Total Investments (Cost $142,839,573) — 100.3%		161,914,760
Liabilities in Excess of Other Assets — (0.3)%		(522,847)

Net Assets — 100.0%		$161,391,913

*	Non-income producing security.
(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.0%
Credit Card 1.4%
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.447%, 01/15/19(a)	823,000	814,206
Citibank Credit Card Issuance Trust, Series 2013-A11, Cl A11, 0.408%, 02/07/18(a)	2,256,000	2,256,623

		3,070,829

Home Equity 0.8%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.595%, 07/25/35(a)	1,857,000	1,825,073

Other 0.8%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,668,034	1,768,017

Total Asset-Backed Securities (Cost $6,508,690)		6,663,919

Collateralized Mortgage Obligations 7.9%
Agency Collateralized Mortgage Obligations 5.4%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	35,755
Series 3788, Cl YB, 3.500%, 01/15/26	5,200,000	5,224,081
Series 3800, Cl CB, 3.500%, 02/15/26	42,000	41,314
Series 3806, Cl L, 3.500%, 02/15/26	399,000	393,574
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	25,576
Series 3950, Cl YB, 3.000%, 11/15/26	626,000	578,989
Series 3980, Cl LG, 3.000%, 01/15/27	2,536,000	2,298,559
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	749,969
Series 4077, Cl B, 3.000%, 07/15/27	731,000	654,893

		10,002,710

Federal National Mortgage Association
Series 2012-100, Cl EW, REMIC, 3.000%, 09/25/27	500,941	439,421
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,321,959

		1,761,380

		11,764,090

Commercial Mortgage Backed Securities 2.5%
GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	746,000	733,478
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,099,651

		1,833,129

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2, Cl C, 5.508%, 11/15/43(a)(b)	906,000	981,892

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.308%, 01/12/44(a)	1,146,000	1,222,981

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	866,000	939,145

See Notes to Schedules of Portfolio Investments.

WFRBS Commercial Mortgage Trust
Series 2011-C2, Cl B, 5.174%, 02/15/44(a)(b)	478,000	513,450

		5,490,597

Total Collateralized Mortgage Obligations (Cost $18,257,766)		17,254,687

Corporate Bonds 25.3%
Agriculture 0.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	893,000	890,531

Airlines 0.6%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	1,370,000	1,428,225

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	434,000	437,993
Volkswagen International Finance, 2.375%, 03/22/17(b)	490,000	502,695

		940,688

Banks 4.8%
BNP Paribas SA, 2.400%, 12/12/18, MTN	822,000	822,523
Citigroup, Inc., 2.500%, 09/26/18	1,063,000	1,068,365
Citigroup, Inc., 6.675%, 09/13/43	319,000	367,050
Fifth Third Bank, 1.450%, 02/28/18	885,000	862,356
Goldman Sachs Group, Inc. (The), 2.900%, 07/19/18	993,000	1,010,550
HSBC Bank PLC, 3.500%, 06/28/15(b)	575,000	599,338
Huntington National Bank (The), 1.300%, 11/20/16	602,000	602,091
JPMorgan Chase & Co., 1.625%, 05/15/18	1,110,000	1,086,912
KeyBank NA, 1.650%, 02/01/18	831,000	817,219
Lloyds Bank PLC, 2.300%, 11/27/18	304,000	303,211
Morgan Stanley, 5.000%, 11/24/25	1,267,000	1,270,788
PNC Bank NA, 0.800%, 01/28/16	888,000	885,920
Wells Fargo & Co., 1.250%, 02/13/15, MTN	757,000	763,250

		10,459,573

Beverages 0.3%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	683,000	699,382

Chemicals 0.4%
Dow Chemical Co. (The), 4.375%, 11/15/42	277,000	243,215
Praxair, Inc., 4.625%, 03/30/15	532,000	558,896

		802,111

Commercial Services 0.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	334,000	343,544
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	516,000	567,337
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	757,000	804,013

		1,714,894

Computers 0.5%
Apple, Inc., 3.850%, 05/04/43	237,000	197,996
IBM Corp., 0.875%, 10/31/14	993,000	997,013

		1,195,009

Diversified Financial Services 3.2%
American Express Credit Corp., 2.375%, 03/24/17, MTN	327,000	336,116
CME Group, Inc., 5.750%, 02/15/14	384,000	386,251
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	349,000	350,870
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	942,000	1,049,302
General Electric Capital Corp., Series B, 6.250%, 12/15/22, Series B(a)(c)	864,000	892,080
General Electric Capital Corp., Series C, 5.250%, 06/15/23, Series C(a)(c)	600,000	564,000
John Deere Capital Corp., 1.250%, 12/02/14, MTN	524,000	528,629

See Notes to Schedules of Portfolio Investments.

Lazard Group LLC, 4.250%, 11/14/20	848,000	846,160
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	476,000	477,399
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	693,000	698,816
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	310,000	322,382
Woodside Finance Ltd., 4.600%, 05/10/21(b)	492,000	515,228

		6,967,233

Electric 0.4%
Dominion Resources, Inc., 1.950%, 08/15/16	251,000	255,153
Exelon Generation Co. LLC, 6.200%, 10/01/17	286,000	323,193
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	228,000	259,023

		837,369

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	848,000	803,745

Healthcare - Products 0.1%
Becton Dickinson and Co., 3.250%, 11/12/20	150,000	149,760

Healthcare - Services 0.3%
Howard Hughes Medical Institute, 3.500%, 09/01/23	415,000	408,094
WellPoint, Inc., 5.100%, 01/15/44	202,000	200,313

		608,407

Insurance 1.6%
Allstate Corp. (The), 5.750%, 08/15/53(a)	497,000	500,728
American International Group, Inc., 5.850%, 01/16/18, MTN	718,000	823,582
Arch Capital Group US, Inc., 5.144%, 11/01/43	411,000	410,956
Berkshire Hathaway, Inc., 3.200%, 02/11/15	665,000	685,414
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	288,000	292,009
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	835,000	895,251

		3,607,940

Internet 0.1%
eBay, Inc., 4.000%, 07/15/42	131,000	110,938

Media 0.3%
Comcast Corp., 4.650%, 07/15/42	368,000	342,463
Time Warner, Inc., 4.900%, 06/15/42	317,000	300,925

		643,388

Mining 2.5%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	185,000	187,346
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,331,000	1,151,640
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	685,000	613,856
Barrick North America Finance LLC, 5.750%, 05/01/43	163,000	146,570
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	542,000	545,902
Kinross Gold Corp., 5.125%, 09/01/21(d)	1,237,000	1,181,735
Newmont Mining Corp., 6.250%, 10/01/39	1,857,000	1,642,554

		5,469,603

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	250,000	253,719
General Electric Co., 4.125%, 10/09/42	250,000	230,965
General Electric Co., 5.250%, 12/06/17	233,000	263,742

		748,426

Oil & Gas 0.3%
BP Capital Markets PLC, 2.248%, 11/01/16	387,000	400,491
Ensco PLC, 4.700%, 03/15/21	310,000	327,900

		728,391

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 0.5%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	375,000	372,824
Weatherford International Ltd., 5.125%, 09/15/20	224,000	240,634
Weatherford International Ltd., 5.950%, 04/15/42	319,000	319,619
Weatherford International Ltd., 6.500%, 08/01/36	197,000	205,469

		1,138,546

Pharmaceuticals 0.7%
Express Scripts Holding Co., 2.650%, 02/15/17	347,000	357,644
Mylan, Inc., 1.800%, 06/24/16(b)	265,000	270,156
Novartis Securities Investment Ltd., 5.125%, 02/10/19	208,000	235,533
Perrigo Co. PLC, 5.300%, 11/15/43(b)	343,000	336,670
Zoetis, Inc., 4.700%, 02/01/43	267,000	249,554

		1,449,557

Pipelines 0.7%
Enterprise Products Operating LLC, 4.850%, 03/15/44	476,000	447,631
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	849,000	784,102
TC Pipelines LP, 4.650%, 06/15/21	325,000	328,860

		1,560,593

Real Estate Investment Trust 0.9%
American Tower Corp., 3.500%, 01/31/23	374,000	340,992
American Tower Corp., 5.000%, 02/15/24	726,000	731,368
Digital Realty Trust LP, 4.500%, 07/15/15	778,000	809,251
Digital Realty Trust LP, 5.875%, 02/01/20	154,000	163,834

		2,045,445

Retail 0.8%
AutoZone, Inc., 3.700%, 04/15/22	301,000	290,430
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	426,000	359,521
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,147,000	1,113,164

		1,763,115

Semiconductors 1.0%
Analog Devices, Inc., 3.000%, 04/15/16	169,000	176,163
Intel Corp., 1.950%, 10/01/16	290,000	298,119
Intel Corp., 4.250%, 12/15/42	140,000	123,734
Intel Corp., 4.800%, 10/01/41	802,000	782,138
TSMC Global Ltd., 1.625%, 04/03/18(b)	857,000	820,694

		2,200,848

Software 0.4%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	416,000	379,189
Oracle Corp., 1.200%, 10/15/17	228,000	224,365
Oracle Corp., 2.375%, 01/15/19	281,000	283,516

		887,070

Telecommunication Services 2.5%
AT&T, Inc., 2.375%, 11/27/18	855,000	855,734
AT&T, Inc., 4.350%, 06/15/45	368,000	311,546
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	914,000	855,598
Cisco Systems, Inc., 5.500%, 02/22/16	294,000	323,439
Cisco Systems, Inc., 5.500%, 01/15/40	399,000	422,155
Softbank Corp., 4.500%, 04/15/20(b)	940,000	916,500
Verizon Communications, Inc., 6.550%, 09/15/43	1,452,000	1,698,781

		5,383,753

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	197,000	197,236

Total Corporate Bonds (Cost $55,297,938)		55,431,776

See Notes to Schedules of Portfolio Investments.

Municipal Bond 0.9%
New York 0.9%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	1,918,000	1,893,545

Total Municipal Bond (Cost $1,917,943)		1,893,545

U.S. Government Agency Mortgages 30.8%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	801,526	818,088
Pool #J14245, 3.000%, 01/01/26	441,106	450,290
Pool #J17791, 3.000%, 01/01/27	1,132,142	1,154,767
Pool #J18800, 3.000%, 04/01/27	1,102,366	1,124,346
Pool #G14517, 2.500%, 07/01/27	1,404,325	1,394,164
Pool #J19638, 2.500%, 07/01/27	186,453	185,075
Pool #J19620, 2.500%, 07/01/27	155,240	154,092
Pool #J20118, 2.500%, 08/01/27	710,997	705,436
Pool #E04075, 2.500%, 08/01/27	1,342,605	1,332,244
Pool #J20729, 2.500%, 10/01/27	203,562	202,111
Pool #G14599, 2.500%, 11/01/27	1,202,736	1,193,402
Pool #J22862, 2.000%, 03/01/28	124,971	120,400
Pool #J22831, 2.500%, 03/01/28	559,488	555,026
Pool #J22836, 2.500%, 03/01/28	1,312,594	1,302,162
Pool #J23427, 2.500%, 04/01/28	278,184	276,080
Pool #J23430, 2.500%, 04/01/28	413,912	410,605
Pool #J23429, 2.500%, 04/01/28	775,268	769,043
Pool #G18469, 2.000%, 06/01/28	258,342	248,871
Pool #D99439, 3.500%, 06/01/32	305,404	311,282
Pool #G30614, 3.500%, 12/01/32	1,916,410	1,953,183
Pool #A12413, 5.000%, 08/01/33	217,546	235,605
Pool #G05052, 5.000%, 10/01/33	134,221	145,153
Pool #G01779, 5.000%, 04/01/35	275,335	297,963
Pool #G01837, 5.000%, 07/01/35	1,088,652	1,177,673
Pool #A37619, 4.500%, 09/01/35	37,123	39,326
Pool #G05254, 5.000%, 01/01/37	748,827	808,446
Pool #G04997, 5.000%, 01/01/37	73,024	78,857
Pool #G03296, 6.000%, 09/01/37	523,877	585,548
Pool #G05326, 5.000%, 02/01/38	360,314	389,264
Pool #G04337, 5.500%, 04/01/38	84,181	91,746
Pool #G08347, 4.500%, 06/01/39	285,908	303,484
Pool #G08353, 4.500%, 07/01/39	1,772,674	1,877,299
Pool #G06079, 6.000%, 07/01/39	132,889	146,622
Pool #A87874, 4.000%, 08/01/39	368,995	380,177
Pool #A89148, 4.000%, 10/01/39	544,387	559,543
Pool #G08372, 4.500%, 11/01/39	951,381	1,007,423
Pool #G06990, 5.500%, 08/01/40	1,431,235	1,559,866
Pool #A93996, 4.500%, 09/01/40	412,911	437,493
Pool #A97047, 4.500%, 02/01/41	430,849	456,579

		25,238,734

Federal National Mortgage Association
Pool #AB9086, 2.500%, 04/01/23	1,869,295	1,908,507
Pool #AM3353, 2.450%, 05/01/23	165,283	154,698
Pool #AM3691, 2.540%, 06/01/23	340,169	319,373
Pool #AM3851, 3.020%, 07/01/23	1,249,000	1,193,284
Pool #AM3951, 3.220%, 07/01/23	213,720	210,397
Pool #AM3972, 3.000%, 08/01/23	756,158	731,903

See Notes to Schedules of Portfolio Investments.

Pool #932871, 3.000%, 01/01/26	190,417	194,569
Pool #AJ8325, 3.000%, 12/01/26	356,523	364,232
Pool #AL3274, 3.000%, 05/01/27	1,198,653	1,226,476
Pool #AB6472, 2.000%, 10/01/27	505,906	487,963
Pool #AP9623, 2.000%, 10/01/27	397,909	383,797
Pool #AB6644, 2.500%, 10/01/27	2,807,970	2,788,590
Pool #AB6480, 2.500%, 10/01/27	708,492	703,603
Pool #AQ4497, 2.500%, 11/01/27	270,699	268,831
Pool #AB7081, 2.500%, 11/01/27	225,417	223,860
Pool #AL2716, 2.000%, 12/01/27	421,198	406,259
Pool #AB7142, 2.500%, 12/01/27	347,975	345,573
Pool #AB7158, 2.500%, 12/01/27	484,480	481,133
Pool #AR1524, 2.000%, 01/01/28	1,091,282	1,052,577
Pool #AQ9956, 2.000%, 01/01/28	1,021,428	985,200
Pool #AB7707, 2.000%, 01/01/28	363,981	351,072
Pool #AR6867, 2.000%, 02/01/28	1,250,933	1,206,566
Pool #AB7795, 2.500%, 02/01/28	2,366,993	2,345,312
Pool #AS0001, 2.000%, 07/01/28	1,345,342	1,297,627
Pool #AL4042, 2.000%, 08/01/28	2,299,997	2,218,422
Pool #AS0338, 2.000%, 08/01/28	372,410	359,202
Pool #MA0481, 4.500%, 08/01/30	1,237,840	1,318,940
Pool #AB1763, 4.000%, 11/01/30	183,198	191,515
Pool #MA0587, 4.000%, 12/01/30	620,910	648,492
Pool #MA0804, 4.000%, 07/01/31	502,369	524,792
Pool #MA0949, 3.500%, 01/01/32	309,949	315,607
Pool #AO3244, 3.500%, 08/01/32	521,135	530,702
Pool #AP9592, 3.500%, 10/01/32	1,283,083	1,306,617
Pool #AB7691, 3.500%, 01/01/33	663,494	675,668
Pool #AB8428, 3.500%, 02/01/33	1,364,091	1,389,094
Pool #745044, 4.500%, 08/01/35	345,956	367,345
Pool #878094, 6.000%, 04/01/36	1,660,797	1,847,209
Pool #190370, 6.000%, 06/01/36	955,608	1,062,821
Pool #AI7951, 4.500%, 08/01/36	417,766	442,609
Pool #890547, 4.000%, 11/01/36	1,014,453	1,044,742
Pool #995082, 5.500%, 08/01/37	805,674	886,530
Pool #890248, 6.000%, 08/01/37	156,912	176,114
Pool #889529, 6.000%, 03/01/38	33,118	36,844
Pool #932441, 4.000%, 01/01/40	1,347,384	1,387,259
Pool #AC9564, 4.500%, 02/01/40	383,126	407,132
Pool #AB1343, 4.500%, 08/01/40	947,440	1,008,943
Pool #AB2694, 4.500%, 04/01/41	485,265	520,206
Pool #AB3274, 4.500%, 07/01/41	1,830,245	1,944,416
Pool #AL1627, 4.500%, 09/01/41	218,581	232,131

		40,474,754

SLM Student Loan Trust
Series 2013-6, Cl A1, 0.449%, 02/25/19(a)	1,829,000	1,829,044

Total U.S. Government Agency Mortgages (Cost $67,616,779)		67,542,532

Preferred Stocks 0.5%
Banks 0.3%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	10,350	261,338
US Bancorp, Series F, 6.500%(a)(c)	11,925	313,627

		574,965

Insurance 0.2%
Arch Capital Group Ltd., Series C, 6.750%(c)	10,175	233,313
Reinsurance Group of America, Inc., 6.200%(a)	6,075	147,440

		380,753

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.0%(e)
Public Storage, Series U, 5.625%(c)	5,175	104,587

Total Preferred Stocks (Cost $1,094,059)		1,060,305

U.S. Treasury Obligations 28.8%
U.S. Treasury Bond 3.9%
3.625%, 08/15/43	9,147,000	8,638,198

U.S. Treasury Notes 24.9%
0.750%, 06/15/14	12,681,000	12,717,661
0.375%, 11/15/15	19,266,000	19,277,290
0.500%, 06/15/16	3,206,000	3,202,743
1.375%, 07/31/18	2,634,000	2,610,336
2.750%, 11/15/23(d)	16,981,000	16,612,189

		54,420,219

Total U.S. Treasury Obligations (Cost $63,570,326)		63,058,417

Foreign Government Bond 0.5%
Sovereign 0.5%
Mexico Government International Bond, 4.000%, 10/02/23	1,206,000	1,193,940

Total Foreign Government Bond (Cost $1,191,635)		1,193,940

Short-Term Investment 2.4%
RidgeWorth Funds Securities Lending Joint Account(f)	5,244,000	5,244,000

Total Short-Term Investment (Cost $5,244,000)		5,244,000

Money Market Fund 3.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	7,740,169	7,740,169

Total Money Market Fund (Cost $7,740,169)		7,740,169

Total Investments (Cost $228,439,305) — 103.6%		227,083,290
Liabilities in Excess of Other Assets — (3.6)%		(7,800,072)

Net Assets — 100.0%		$219,283,218

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.1% of net assets as of December 31, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was 5,109,709.
(e)	Less than 0.05% of Net Assets.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2 (i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 92.1%
Airlines 2.1%
American Airlines Pass Through Trust, 4.950%, 07/15/24(a)	1,205,000	1,256,212

Auto Manufacturers 2.2%
General Motors Co., 6.250%, 10/02/43(a)	875,000	908,906
Volkswagen International Finance, 2.375%, 03/22/17(a)	425,000	436,012

		1,344,918

Banks 17.4%
BNP Paribas SA, 2.400%, 12/12/18, MTN	993,000	993,632
Citigroup, Inc., 2.500%, 09/26/18	1,373,000	1,379,929
Citigroup, Inc., 6.675%, 09/13/43	411,000	472,908
Fifth Third Bank, 1.450%, 02/28/18	849,000	827,277
Goldman Sachs Group, Inc. (The), 2.900%, 07/19/18	1,383,000	1,407,443
Huntington National Bank (The), 1.300%, 11/20/16	680,000	680,103
JPMorgan Chase & Co., 1.625%, 05/15/18	1,434,000	1,404,173
KeyBank NA, 1.650%, 02/01/18	592,000	582,182
Lloyds Bank PLC, 2.300%, 11/27/18	343,000	342,110
Morgan Stanley, 5.000%, 11/24/25	1,646,000	1,650,922
PNC Bank NA, 0.800%, 01/28/16	722,000	720,308

		10,460,987

Beverages 1.0%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	592,000	606,200

Chemicals 0.7%
Dow Chemical Co. (The), 4.375%, 11/15/42	479,000	420,577

Commercial Services 2.1%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	628,459
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	610,000	616,427

		1,244,886

Computers 0.5%
Apple, Inc., 3.850%, 05/04/43	365,000	304,930

Diversified Financial Services 11.3%
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	320,000	321,715
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,070,000	1,191,882
General Electric Capital Corp., Series B, 6.250%(b)(c)	1,700,000	1,755,250
General Electric Capital Corp., Series C, 5.250%(b)(c)	300,000	282,000
Lazard Group LLC, 4.250%, 11/14/20	1,099,000	1,096,615
Lazard Group LLC, 6.850%, 06/15/17	810,000	913,279
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	651,910
Woodside Finance Ltd., 4.600%, 05/10/21(a)	572,000	599,005

		6,811,656

Electric 1.9%
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	303,947
Exelon Generation Co. LLC, 6.200%, 10/01/17	429,000	484,790
Pacific Gas & Electric Co., 5.125%, 11/15/43	349,000	360,397

		1,149,134

See Notes to Schedules of Portfolio Investments.

Electronics 2.5%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,182,000	1,120,315
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	402,000	406,492

		1,526,807

Healthcare—Services 0.6%
WellPoint, Inc., 5.100%, 01/15/44	392,000	388,726

Insurance 5.2%
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	324,451
Allstate Corp. (The), 5.750%, 08/15/53(b)	656,000	660,920
American International Group, Inc., 5.850%, 01/16/18, MTN	958,000	1,098,874
Arch Capital Group US, Inc., 5.144%, 11/01/43	495,000	494,947
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	539,406

		3,118,598

Media 1.3%
Comcast Corp., 4.650%, 07/15/42	418,000	388,992
Time Warner, Inc., 4.900%, 06/15/42	411,000	390,159

		779,151

Mining 5.6%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	444,000	384,168
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	674,794
Barrick North America Finance LLC, 5.750%, 05/01/43	301,000	270,660
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,215,171
Newmont Mining Corp., 6.250%, 10/01/39	910,000	804,913

		3,349,706

Miscellaneous Manufacturer 0.8%
General Electric Co., 5.250%, 12/06/17	455,000	515,034

Oil & Gas 2.7%
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	868,249
Ensco PLC, 4.700%, 03/15/21	748,000	791,190

		1,659,439

Oil & Gas Services 2.1%
Weatherford International Ltd., 5.125%, 09/15/20	273,000	293,273
Weatherford International Ltd., 5.950%, 04/15/42	444,000	444,861
Weatherford International Ltd., 6.500%, 08/01/36	499,000	520,452

		1,258,586

Pharmaceuticals 4.2%
AstraZeneca PLC, 1.950%, 09/18/19	1,253,000	1,217,437
Express Scripts Holding Co., 2.650%, 02/15/17	659,000	679,215
Perrigo Co. PLC, 5.300%, 11/15/43(a)	386,000	378,876
Zoetis, Inc., 4.700%, 02/01/43	270,000	252,358

		2,527,886

Pipelines 4.1%
Enterprise Products Operating LLC, 4.850%, 03/15/44	617,000	580,227
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,258,000	1,161,839
TC Pipelines LP, 4.650%, 06/15/21	712,000	720,456

		2,462,522

Real Estate Investment Trust 4.6%
American Tower Corp., 3.500%, 01/31/23	925,000	843,364
American Tower Corp., 5.000%, 02/15/24	965,000	972,135
Digital Realty Trust LP, 5.875%, 02/01/20	890,000	946,832

		2,762,331

See Notes to Schedules of Portfolio Investments.

Retail 5.4%
AutoZone, Inc., 3.700%, 04/15/22	522,000	503,670
Best Buy Co., Inc., 5.000%, 08/01/18	1,631,000	1,708,473
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	446,000	376,400
Wesfarmers Ltd., 1.874%, 03/20/18(a)	658,000	645,336

		3,233,879

Semiconductors 3.6%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	247,045
Intel Corp., 4.250%, 12/15/42	955,000	844,040
Intel Corp., 4.800%, 10/01/41	402,000	392,045
TSMC Global Ltd., 1.625%, 04/03/18(a)	731,000	700,032

		2,183,162

Software 1.0%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	643,000	586,103

Telecommunication Services 9.2%
AT&T, Inc., 2.375%, 11/27/18	1,111,000	1,111,953
AT&T, Inc., 4.350%, 06/15/45	406,000	343,717
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,186,000	1,110,218
Softbank Corp., 4.500%, 04/15/20(a)	783,000	763,425
Verizon Communications, Inc., 6.550%, 09/15/43	1,882,000	2,201,863

		5,531,176

Total Corporate Bonds (Cost $55,891,341)		55,482,606

Preferred Stocks 3.3%
Banks 1.9%
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	14,050	354,762
US Bancorp, Series F, 6.500%(b)(c)	29,250	769,275

		1,124,037

Insurance 1.1%
Arch Capital Group Ltd., Series C, 6.750%(c)	16,650	381,784
Reinsurance Group of America, Inc., 6.200%(b)	12,250	297,308

		679,092

Real Estate Investment Trust 0.3%
Public Storage, Series U, 5.625%(c)	7,875	159,154

Total Preferred Stocks (Cost $2,006,264)		1,962,283

Money Market Fund 3.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	2,241,460	2,241,460

Total Money Market Fund (Cost $2,241,460)		2,241,460

Total Investments (Cost $60,139,065) — 99.1%		59,686,349
Other Assets in Excess of Liabilities — 0.9%		522,076

Net Assets — 100.0%		$60,208,425

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.6% of net assets as of December 31, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.5%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	556,423

California 5.3%
California State, GO, 5.000%, 02/01/20	1,910,000	2,228,836
California State, GO, 5.000%, 02/01/38	4,000,000	4,082,560

		6,311,396

Georgia 86.5%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,044,019
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,808,773
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,440,000	1,561,219
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38(b)	4,000,000	4,354,400
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33(b)	3,000,000	3,313,260
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,256,780
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	4,235,000	4,262,739
Atlanta GA Department of Aviation, Series C, AMT, RB, 5.000%, 01/01/30	1,500,000	1,534,740
Burke County Development Authority, RB, 1.200%, 10/01/32(c)	2,500,000	2,503,450
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	160,964
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, AGM	850,000	901,748
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,129,080
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/ County Guaranteed, AMT	1,000,000	1,001,910
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,199,446
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,015,570
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	625,308
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,137,530
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,708,680
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(b)	6,300,000	6,513,192
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39(b)	3,000,000	3,037,590
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	255,000	263,836
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,115,680
Forsyth County, GO, 5.000%, 03/01/25	6,825,000	7,736,069
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	710,164
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42(b)	3,025,000	3,039,671

See Notes to Schedules of Portfolio Investments.

Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,392,612
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/29	975,000	1,064,252
Georgia State, Series D, GO, 5.000%, 02/01/22	2,590,000	3,072,569
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,173,822
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 06/01/19	1,750,000	2,039,223
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/21, ST GTD	1,175,000	1,385,266
Georgia State Road & Tollway Authority, Series B, RB, 5.000%, 10/01/22, ST GTD	1,615,000	1,908,898
Greene County Development Authority, RB, 5.000%, 11/15/37	1,955,000	1,936,056
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,460,795
Gwinnett County School District, GO, 5.000%, 02/01/20	1,495,000	1,768,331
Gwinnett County School District, GO, 5.000%, 02/01/22	2,000,000	2,367,820
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,536,317
Jackson County School District, GO, 5.000%, 03/01/19, State Aid Withholding	3,890,000	4,554,023
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,082,630
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,469,900
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,379,340
Newton County School District, Series A, RB, 5.000%, 04/01/21	1,200,000	1,404,756
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	3,000,000	3,146,100
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,104,800
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,329,897
Savannah Hospital Authority, Series A, RB, 5.500%, 07/01/31	900,000	930,951
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,539,116

		102,983,292

North Carolina 2.4%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	953,927
North Carolina State, Series C, GO, 5.000%, 05/01/21	1,600,000	1,898,352

		2,852,279

Puerto Rico 0.0%(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	24,197

South Carolina 1.8%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,169,800

Total Municipal Bonds (Cost $112,362,307)		114,897,387

Money Market Fund 3.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	4,257,686	4,257,686

Total Money Market Fund (Cost $4,257,686)		4,257,686

Total Investments (Cost $116,619,993) — 100.1%		119,155,073
Liabilities in Excess of Other Assets — (0.1)%		(78,041)

Net Assets — 100.0%		$119,077,032

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(c)	Less than 0.05% of Net Assets.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond
ST GTD	– State Guaranteed

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 94.8%
Alabama 8.1%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,692,640
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,227,920

		3,920,560

Alaska 4.8%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,333,120

California 4.9%
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,362,060

Connecticut 4.4%
Connecticut State Special Tax Revenue, Series A, RB, 5.000%, 10/01/32	2,000,000	2,131,740

District of Columbia 4.6%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,224,920

Georgia 4.9%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,347,250
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	1,000,000	1,048,700

		2,395,950

Idaho 5.5%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,683,350

Illinois 2.3%
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,092,730

Kansas 3.3%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,599,705

Louisiana 1.1%
Louisiana State Transportation Authority, Series A, RB, 5.000%, 08/15/38	500,000	516,170

Maine 5.8%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,833,650

Maryland 7.2%
Baltimore, Series B, RB, 5.000%, 07/01/42	1,000,000	1,038,280
Baltimore, Series C, RB, 5.000%, 07/01/32	1,300,000	1,394,094
Baltimore County, GO, 5.000%, 08/01/15	1,000,000	1,074,920

		3,507,294

Massachusetts 3.5%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,679,085

New Jersey 4.5%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,186,139

See Notes to Schedules of Portfolio Investments.

New York 5.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,119,410
New York State Dormitory Authority, Series A, RB, 5.000%, 07/01/43	715,000	729,636
Port Authority of New York & New Jersey, Series 179, RB, 5.000%, 12/01/43	1,000,000	1,030,720

		2,879,766

Texas 14.8%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,055,260
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,631,240
Texas State, GO, 5.000%, 04/01/28	1,350,000	1,504,953

		7,191,453

Washington 3.8%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,820,720

Wisconsin 5.4%
Wisconsin State, Series 1, GO, 5.000%, 05/01/17(c)	2,335,000	2,637,219

Total Municipal Bonds (Cost $43,442,738)		45,995,631

Money Market Fund 9.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	4,597,934	4,597,934
Total Money Market Fund (Cost $4,597,934)		4,597,934
Total Investments (Cost $48,040,672) — 104.3%		50,593,565
Liabilities in Excess of Other Assets — (4.3)%		(2,072,097)

Net Assets — 100.0%		$48,521,468

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.4%
Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	2,911,592	2,918,871

Commercial Services 0.1%
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	953,846	934,368

Energy 0.3%
Aventine Renewable Energy Holdings, Inc., Extended PIK Term Loan B, 0.000%, 09/22/17(b)(c)(d)(e)	5,856,718	2,694,090

Food 0.3%
Darling International, Inc., Bridge Term Loan, 10/10/14(b)(e)(f)	2,715,000	2,715,000

Health Care 0.0%(g)
Community Health Systems, Inc., Extended Term Loan, 3.737%–3.747%, 01/25/17(a)(b)	105,909	106,686

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)(e)	2,396,842	2,395,044

Lodging 0.2%
Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	1,275,000	1,275,319

Media 0.5%
Clear Channel Communications, Inc., Term Loan D, 6.920%, 01/30/19(a)(e)	4,620,000	4,406,325

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)(e)	2,818,700	2,806,946

Retail 1.0%
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)(e)	2,383,025	2,328,215
Sears Holding Corp., Term Loan, 5.500%, 06/30/18(a)(b)	4,785,000	4,811,270
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	1,764,794	1,589,568

		8,729,053

Semiconductors 0.4%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	3,850,900	3,887,330

Telecommunication Services 0.7%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)(e)	1,282,050	1,286,537
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)(e)	1,527,788	1,529,056
Level 3 Financing, Inc., New 2019 Term Loan B, 4.000%, 08/01/19(a)(b)	965,000	969,420
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	2,585,000	2,588,877

		6,373,890

Total Bank Loans (Cost $42,367,718)		39,242,922

Corporate Bonds 88.5%
Aerospace/Defense 0.2%
BE Aerospace, Inc., 5.250%, 04/01/22	1,945,000	1,974,175

Agriculture 0.2%
Pinnacle Operating Corp., 9.000%, 11/15/20(b)	2,105,000	2,233,931

See Notes to Schedules of Portfolio Investments.

Airlines 1.6%
Air Canada, 6.750%, 10/01/19(b)	3,360,000	3,544,800
Air Canada, 8.750%, 04/01/20(b)	7,950,000	8,446,875
American Airlines, 2013-2 Class B, 5.600%, 01/15/22(b)	2,230,000	2,252,300

		14,243,975

Auto Manufacturers 1.2%
General Motors Co., 3.500%, 10/02/18(b)(d)	6,190,000	6,329,275
General Motors Co., 6.250%, 10/02/43(b)(d)	3,970,000	4,123,838
General Motors Co. Escrow, 7.200%(c)(d)(i)	17,182,000	—
General Motors Co. Escrow, 8.375%(c)(d)(i)	36,800,000	—

		10,453,113

Auto Parts & Equipment 0.4%
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(b)	3,300,000	3,498,000

Banks 1.7%
Ally Financial, Inc., 7.500%, 09/15/20(h)	4,490,000	5,230,850
Ally Financial, Inc., 8.000%, 11/01/31(h)	5,790,000	6,926,288
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	1,105,000	1,099,475
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,793,050

		15,049,663

Building Materials 1.8%
Cemex Finance LLC, 9.375%, 10/12/22(b)	5,600,000	6,314,000
Cemex SAB de CV, 7.250%, 01/15/21(b)	2,600,000	2,691,000
Masco Corp., 5.950%, 03/15/22	2,640,000	2,791,800
US Concrete, Inc., 8.500%, 12/01/18(b)	1,330,000	1,359,925
USG Corp., 5.875%, 11/01/21(b)	1,730,000	1,799,200
USG Corp., 9.750%, 01/15/18	1,135,000	1,342,138

		16,298,063

Chemicals 0.3%
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	988,000	1,091,740
Nufarm Australia Ltd., 6.375%, 10/15/19(b)(i)	1,685,000	1,743,975

		2,835,715

Coal 0.6%
Natural Resource Partners LP, 9.125%, 10/01/18(b)	1,862,000	1,903,895
Peabody Energy Corp., 6.250%, 11/15/21(i)	3,005,000	3,035,050

		4,938,945

Commercial Services 4.0%
Cenveo Corp., 11.500%, 05/15/17(i)	3,310,000	3,260,350
FTI Consulting, Inc., 6.000%, 11/15/22	2,045,000	2,070,563
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	13,287,000	14,399,786
Lender Processing Services, Inc., 5.750%, 04/15/23	2,835,000	2,934,225
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	1,245,000	1,350,825
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)(i)	4,577,000	4,908,832
RR Donnelley & Sons Co., 6.500%, 11/15/23	2,615,000	2,641,150
TMS International Corp., 7.625%, 10/15/21(b)	4,350,000	4,621,875

		36,187,606

Computers 0.9%
j2 Global, Inc., 8.000%, 08/01/20	3,020,000	3,261,600
NCR Escrow Corp., 5.875%, 12/15/21(b)	1,810,000	1,843,937
NCR Escrow Corp., 6.375%, 12/15/23(b)	2,695,000	2,752,269

		7,857,806

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 3.7%
Aircastle Ltd., 7.625%, 04/15/20	1,205,000	1,352,613
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,740,000	2,520,800
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	2,164,938
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(b)(i)	4,505,000	4,465,581
Icahn Enterprises Finance Corp., 8.000%, 01/15/18(i)	1,630,000	1,695,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20(b)(i)	2,625,000	2,703,750
International Lease Finance Corp., 6.250%, 05/15/19	3,585,000	3,880,762
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,643,850
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,610,000	2,714,400
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(b)	720,000	712,800
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	2,345,000	2,233,612
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	2,340,000	2,193,750
SLM Corp., 4.875%, 06/17/19, MTN	2,600,000	2,590,778
SLM Corp., 5.500%, 01/15/19, MTN	2,090,000	2,168,902

		33,041,736

Electric 2.0%
Calpine Corp., 5.875%, 01/15/24(b)	1,715,000	1,676,413
Calpine Corp., 6.000%, 01/15/22(b)	2,225,000	2,280,625
Dynegy, Inc., 5.875%, 06/01/23(b)	6,387,000	6,035,715
GenOn Energy, Inc., 9.500%, 10/15/18	3,630,000	4,110,975
NRG Energy, Inc., 7.625%, 05/15/19	3,195,000	3,378,712

		17,482,440

Electrical Components & Equipment 0.2%
GrafTech International Ltd., 6.375%, 11/15/20	1,450,000	1,486,250

Electronics 0.5%
APX Group, Inc., 6.375%, 12/01/19	4,425,000	4,491,375

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,752,000

Engineering & Construction 0.8%
Aguila 3 SA, 7.875%, 01/31/18(b)	6,485,000	6,874,100

Entertainment 2.4%
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,427,900
Diamond Resorts Corp., 12.000%, 08/15/18	5,555,000	6,138,275
Gibson Brands, Inc., 8.875%, 08/01/18(b)(i)	1,412,000	1,489,660
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18(b)	3,080,000	3,149,300
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20(b)	7,095,000	7,095,000
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(b)(i)	2,230,000	2,402,825

		21,702,960

Environmental Control 1.4%
Clean Harbors, Inc., 5.125%, 06/01/21	1,100,000	1,111,000
Darling Escrow Corp., 5.375%, 01/15/22(b)(e)	1,645,000	1,657,338
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(i)	7,450,000	7,263,750
Tervita Corp., 10.875%, 02/15/18(b)	2,545,000	2,589,537

		12,621,625

Food 2.5%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(b)	13,460,000	13,022,550
Post Holdings, Inc., 6.750%, 12/01/21(b)	3,945,000	4,083,075
Post Holdings, Inc., 7.375%, 02/15/22	3,445,000	3,686,150
Post Holdings, Inc., 7.375%, 02/15/22(b)	1,680,000	1,797,600

		22,589,375

Forest Products & Paper 0.7%
Resolute Forest Products, Inc., 5.875%, 05/15/23(b)	1,274,000	1,178,450
Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19(i)	6,625,000	5,035,000

		6,213,450

See Notes to Schedules of Portfolio Investments.

Gas 0.3%
Sabine Pass LNG LP, 6.500%, 11/01/20	2,230,000	2,313,625
Sabine Pass LNG LP, 7.500%, 11/30/16	565,000	638,450

		2,952,075

Healthcare - Products 0.9%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,558,250
Physio-Control International, Inc., 9.875%, 01/15/19(b)	6,127,000	6,862,240

		8,420,490

Healthcare - Services 0.9%
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	5,600,000	6,146,000
Tenet Healthcare Corp., 6.000%, 10/01/20(b)	2,160,000	2,254,500

		8,400,500

Holding Companies-Diversified 0.4%
Nielsen Co. Luxembourg SARL(The), 5.500%, 10/01/21(b)	3,335,000	3,385,025

Home Builders 0.5%
Allegion US Holding Co., 5.750%, 10/01/21(b)	666,000	692,640
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(b)	1,695,000	1,703,475
KB Home, 7.500%, 09/15/22	850,000	894,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	1,605,000	1,560,863

		4,851,603

Household Products/Wares 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	4,875,000	5,386,875

Housewares 0.5%
Libbey Glass, Inc., 6.875%, 05/15/20	3,978,000	4,296,240

Insurance 1.1%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)(i)	3,560,000	2,794,600
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66, Series A(a)(i)	2,370,000	2,061,900
Genworth Financial, Inc., 6.150%, 11/15/66(a)	1,125,000	995,625
MBIA, Inc., 5.700%, 12/01/34	105,000	87,413
MBIA, Inc., 6.625%, 10/01/28	4,300,000	3,956,000

		9,895,538

Internet 0.8%
Mood Media Corp., 9.250%, 10/15/20(b)(i)	2,010,000	1,773,825
Pacnet Ltd., 9.000%, 12/12/18(b)	800,000	815,000
Zayo Escrow Corp., 8.125%, 01/01/20(i)	4,175,000	4,571,625

		7,160,450

Iron/Steel 0.2%
JMC Steel Group, 8.250%, 03/15/18(b)	1,610,000	1,626,100

Leisure Time 0.2%
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,505,000	1,700,650

Lodging 3.3%
Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	9,665,000	9,302,562
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	1,700,000	1,653,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	4,005,000	4,045,050
Golden Nugget Escrow, Inc., 8.500%, 12/01/21(b)	2,490,000	2,514,900
Paris Las Vegas Holding, 11.000%, 10/01/21(b)(i)	11,365,000	11,649,125

		29,164,887

See Notes to Schedules of Portfolio Investments.

Machinery-Diversified 0.1%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	790,000	896,650

Media 6.7%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,851,400
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,661,925
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22(h)	5,920,000	5,527,800
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23(b)	2,565,000	2,430,337
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	6,970,000	6,586,650
Clear Channel Communications, Inc., 9.000%, 03/01/21	2,145,000	2,166,450
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,560,000	2,595,200
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22, Series B	3,500,000	3,574,375
DISH DBS Corp., 5.000%, 03/15/23	7,890,000	7,357,425
DISH DBS Corp., 5.125%, 05/01/20	1,910,000	1,914,775
DISH DBS Corp., 5.875%, 07/15/22	9,765,000	9,765,000
LIN Television Corp., 6.375%, 01/15/21	1,195,000	1,242,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(b)(i)	825,000	911,625
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,780,000	1,904,600
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(b)	1,870,000	2,024,275
Univision Communications, Inc., 5.125%, 05/15/23(b)(i)	1,545,000	1,543,069
Univision Communications, Inc., 6.750%, 09/15/22(b)	4,340,000	4,752,300

		59,810,006

Metal Fabricate/Hardware 0.2%
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18(b)	1,420,000	1,494,550

Mining 2.1%
Century Aluminum Co., 7.500%, 06/01/21(b)(i)	1,555,000	1,516,125
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(b)(i)	3,460,000	3,771,400
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(i)	6,115,000	6,864,087
Inmet Mining Corp., 8.750%, 06/01/20(b)	5,220,000	5,663,700
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,071,600

		18,886,912

Miscellaneous Manufacturer 0.7%
Bombardier, Inc., 5.750%, 03/15/22(b)	1,065,000	1,057,013
Bombardier, Inc., 6.125%, 01/15/23(b)(h)	4,830,000	4,793,775

		5,850,788

Oil & Gas 9.2%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21(b)	2,525,000	2,424,000
Atlas Resource Escrow Corp., 9.250%, 08/15/21(b)(i)	4,513,000	4,614,542
Aurora USA Oil & Gas, Inc., 9.875%, 02/15/17(b)	2,010,000	2,155,725
Chesapeake Energy Corp., 6.625%, 08/15/20((i)	2,085,000	2,329,987
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	4,155,000	4,549,725
Halcon Resources Corp., 8.875%, 05/15/21	9,515,000	9,610,150
Halcon Resources Corp., 9.250%, 02/15/22(b)	805,000	819,088
Halcon Resources Corp., 9.750%, 07/15/20	2,832,000	2,952,360
Halcon Resources Corp., 9.750%, 07/15/20(b)	2,180,000	2,269,925
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	3,954,000	4,206,067
Hercules Offshore, Inc., 7.500%, 10/01/21(b)	1,295,000	1,372,700
Hercules Offshore, Inc., 8.750%, 07/15/21(b)	1,440,000	1,605,600
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	923,400
MEG Energy Corp., 6.375%, 01/30/23(b)	3,880,000	3,904,250
MEG Energy Corp., 7.000%, 03/31/24(b)	5,450,000	5,518,125

See Notes to Schedules of Portfolio Investments.

Oasis Petroleum, Inc., 6.875%, 03/15/22(b)	1,615,000	1,711,900
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,630,550
Offshore Drilling Holding SA, 8.375%, 09/20/20(b)	2,425,000	2,582,625
PetroQuest Energy, Inc., 10.000%, 09/01/17	1,935,000	2,007,563
Range Resources Corp., 5.000%, 03/15/23	3,270,000	3,196,425
Rex Energy Corp., 8.875%, 12/01/20	2,880,000	3,153,600
SandRidge Energy, Inc., 7.500%, 03/15/21	6,430,000	6,735,425
Ultra Petroleum Corp., 5.750%, 12/15/18(b)	1,750,000	1,798,125
United Refining Co., 10.500%, 02/28/18(h)	8,583,000	9,612,960

		82,684,817

Oil & Gas Services 1.1%
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	2,080,000	2,132,000
Forum Energy Technologies, Inc., 6.250%, 10/01/21(b)	2,661,000	2,794,050
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	2,325,000	2,278,500
Oil States International, Inc., 6.500%, 06/01/19	2,140,000	2,276,425

		9,480,975

Pharmaceuticals 2.2%
ConvaTec Healthcare, 10.500%, 12/15/18(b)(h)	6,620,000	7,439,225
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21(b)	995,000	999,975
VPII Escrow Corp., 6.750%, 08/15/18(b)	4,580,000	5,032,275
VPII Escrow Corp., 7.500%, 07/15/21(b)	5,525,000	6,063,687

		19,535,162

Pipelines 2.4%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21	2,660,000	2,832,900
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,635,000	1,749,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22(b)	2,915,000	2,987,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	1,050,000	1,057,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	315,000	333,113
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(b)(i)	8,705,000	8,509,137
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(b)	2,550,000	2,384,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,519,250

		21,373,850

Real Estate 0.9%
CBRE Services, Inc., 5.000%, 03/15/23	2,090,000	2,009,013
Howard Hughes Corp., 6.875%, 10/01/21(b)	6,035,000	6,276,400

		8,285,413

Retail 2.8%
JC Penney Corp., Inc., 5.650%, 06/01/20(i)	3,160,000	2,480,600
JC Penney Corp., Inc., 6.375%, 10/15/36(i)	3,552,000	2,646,240
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	720,000	764,100
Landry’s, Inc., 9.375%, 05/01/20(b)(i)	4,895,000	5,335,550
Neiman Marcus Group Ltd., 8.000%, 10/15/21(b)	1,745,000	1,823,525
Neiman Marcus Group Ltd., PIK, 8.750%, 10/15/21(b)	2,495,000	2,613,512
rue21, Inc., 9.000%, 10/15/21(b)(i)	1,645,000	1,192,625
Sears Holdings Corp., 6.625%, 10/15/18(i)	9,005,000	8,149,525

		25,005,677

Semiconductors 0.3%
Advanced Micro Devices, Inc., 7.500%, 08/15/22	1,585,000	1,537,450
Advanced Micro Devices, Inc., 7.750%, 08/01/20(i)	825,000	818,813
Magnachip Semiconductor Corp., 6.625%, 07/15/21(i)	760,000	773,300

		3,129,563

See Notes to Schedules of Portfolio Investments.

Software 2.2%
Activision Blizzard, Inc., 5.625%, 09/15/21(b)	4,625,000	4,786,875
Activision Blizzard, Inc., 6.125%, 09/15/23(b)	2,625,000	2,736,562
Audatex North America, Inc., 6.000%, 06/15/21(b)	802,000	840,095
Audatex North America, Inc., 6.125%, 11/01/23(b)	648,000	667,440
Blackboard, Inc., 7.750%, 11/15/19(b)	2,160,000	2,143,800
BMC Software Finance, Inc., 8.125%, 07/15/21(b)	920,000	947,600
First Data Corp., 6.750%, 11/01/20(b)	5,065,000	5,267,600
First Data Corp., 11.750%, 08/15/21(b)	1,325,000	1,397,875
First Data Corp., 11.750%, 08/15/21(b)(e)	1,275,000	1,345,125

		20,132,972

Storage/Warehousing 0.7%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18(i)	5,995,000	6,234,800

Telecommunication Services 17.7%
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	1,870,000	1,654,950
Alcatel-Lucent USA, Inc., 6.750%, 11/15/20(b)	3,120,000	3,240,900
Altice Financing SA, 6.500%, 01/15/22(b)	4,240,000	4,282,400
Altice Finco SA, 8.125%, 01/15/24(b)(i)	990,000	1,027,125
Avanti Communications Group PLC, 10.000%, 10/01/19(b)	3,665,000	3,665,000
CenturyLink, Inc., 5.625%, 04/01/20	3,595,000	3,657,912
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	1,090,000	1,062,750
Level 3 Financing, Inc., 6.125%, 01/15/21(b)	6,895,000	6,963,950
Level 3 Financing, Inc., 8.125%, 07/01/19(i)	5,985,000	6,553,575
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,317,600
Lynx II Corp., 6.375%, 04/15/23(b)(i)	2,775,000	2,823,563
MetroPCS Wireless, Inc., 6.250%, 04/01/21(b)	3,240,000	3,361,500
MetroPCS Wireless, Inc., 6.625%, 04/01/23(b)(i)	1,745,000	1,801,713
NII Capital Corp., 7.625%, 04/01/21(i)	3,995,000	1,637,950
NII International Telecom S.A.R.L., 11.375%, 08/15/19(b)(i)	3,705,000	3,093,675
NII International Telecom SCA, 7.875%, 08/15/19(b)(i)	4,815,000	3,635,325
Nortel Networks Ltd., 10.750%, 07/15/16(c)(h)(i)	6,790,000	7,944,300
Sable International Finance Ltd., 8.750%, 02/01/20(b)	770,000	866,250
Satmex Escrow SA de CV, 9.500%, 05/15/17(h)	8,770,000	9,427,750
SBA Telecommunications, Inc., 5.750%, 07/15/20	4,415,000	4,591,600
Softbank Corp., 4.500%, 04/15/20(b)	5,630,000	5,489,250
Sprint Capital Corp., 6.875%, 11/15/28	2,405,000	2,266,713
Sprint Capital Corp., 6.900%, 05/01/19(h)	10,664,000	11,650,420
Sprint Communications, Inc., 7.000%, 08/15/20(h)	4,175,000	4,519,437
Sprint Corp., 7.125%, 06/15/24(b)	3,440,000	3,491,600
Sprint Corp., 7.875%, 09/15/23(b)	3,570,000	3,837,750
T-Mobile USA, Inc., 6.125%, 01/15/22	3,630,000	3,693,525
T-Mobile USA, Inc., 6.500%, 01/15/24	4,520,000	4,576,500
T-Mobile USA, Inc., 6.542%, 04/28/20	4,340,000	4,611,250
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	4,094,225
T-Mobile USA, Inc., 6.731%, 04/28/22(i)	3,460,000	3,607,050
T-Mobile USA, Inc., 6.836%, 04/28/23	1,560,000	1,618,500
Trilogy International Partners LLC, 10.250%, 08/15/16(b)(i)	7,855,000	7,855,000
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,985,000	3,915,262
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,171,837
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)(i)	11,246,252	11,836,680
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	1,775,000	1,868,188

		158,712,975

Transportation 2.1%
CHC Helicopter SA, 9.250%, 10/15/20(h)	6,575,000	7,084,562
CHC Helicopter SA, 9.375%, 06/01/21(i)	3,725,000	3,818,125
Eletson Holdings, 9.625%, 01/15/22(b)	2,795,000	2,864,875

See Notes to Schedules of Portfolio Investments.

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(b)	1,465,000	1,494,300
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(b)	1,725,000	1,733,625
Topaz Marine SA, 8.625%, 11/01/18(b)	1,925,000	1,939,438

		18,934,925

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	835,000	885,100

Total Corporate Bonds (Cost $769,570,987)		792,401,871

Convertible Corporate Bond 0.2%
Auto Parts & Equipment 0.2%
Meritor, Inc., 4.625%, 03/01/26(a)(i)	2,145,000	2,191,922

Total Convertible Corporate Bond (Cost $1,878,020)		2,191,922

Municipal Bonds 0.6%
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing Corp., Series A, RB, 5.500%, 08/01/37	5,450,000	3,902,854
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	2,165,000	1,695,325

Total Municipal Bonds (Cost $5,444,324)		5,598,179

Preferred Stock 0.4%
Diversified Financial Services 0.4%
GMAC Capital Trust I, Series 2, 8.125%(a)	121,110	3,238,481

Total Preferred Stock (Cost $3,027,750)		3,238,481
Common Stocks 1.1%
Auto Manufacturers 1.0%
General Motors Co.*	228,862	9,353,590

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(d)	52,974	529,740

Total Common Stocks (Cost $12,340,553)		9,883,330

Short-Term Investment 12.5%
RidgeWorth Funds Securities Lending Joint Account(j)	112,124,990	112,124,990

Total Short-Term Investment (Cost $112,124,990)		112,124,990

Money Market Fund 4.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	35,630,963	35,630,963

Total Money Market Fund (Cost $35,630,963)		35,630,963

Total Investments (Cost $982,385,305) — 111.7%		1,000,312,658
Liabilities in Excess of Other Assets — (11.7)%		(104,388,606)

Net Assets — 100.0%		$895,924,052

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 51.6% of net assets as of December 31, 2013.
(c)	Security is in default.

See Notes to Schedules of Portfolio Investments.

(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	Less than 0.05% of Net Assets.
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $109,681,010.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2(i)).
(k)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond
ULC	– Unlimited Liability Company

Centrally Cleared Credit Default Swap Contracts—Buy Protection

At December 31, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.20	JPMorgan	62,500,000	5.000%	06/20/18	2.682%	$5,950,286	$2,684,194
CDX.NA.HY.20	JPMorgan	62,500,000	5.000	06/20/18	2.682	(5,950,286)	(2,652,055)

						$—	$32,139

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 1.0%
Credit Card 1.0%
Citibank Credit Card Issuance Trust, Series 2013-A11, Cl A11, 0.408%, 02/07/18(a)	4,150,000	4,151,145

Total Asset-Backed Securities (Cost $4,150,000)		4,151,145

Collateralized Mortgage Obligation 0.4%
Commercial Mortgage Backed Securities 0.4%
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.456%, 11/15/30(a)	1,357,147	1,405,031

Total Collateralized Mortgage Obligations (Cost $1,358,164)		1,405,031

Corporate Bonds 26.9%
Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,052,000	2,046,326

Airlines 0.6%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	2,204,000	2,297,670

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	675,000	681,210
Volkswagen International Finance, 2.375%, 03/22/17(b)	723,000	741,732

		1,422,942

Banks 5.0%
BNP Paribas SA, 2.400%, 12/12/18, MTN	2,014,000	2,015,281
Citigroup, Inc., 2.500%, 09/26/18	2,575,000	2,587,996
Fifth Third Bank, 1.450%, 02/28/18	1,441,000	1,404,129
Goldman Sachs Group, Inc. (The), 2.900%, 07/19/18	2,473,000	2,516,708
HSBC Bank PLC, 3.500%, 06/28/15(b)	751,000	782,788
Huntington National Bank (The), 1.300%, 11/20/16	1,414,000	1,414,213
JPMorgan Chase & Co., 1.625%, 05/15/18	2,691,000	2,635,027
KeyBank NA, 1.650%, 02/01/18	1,075,000	1,057,172
Lloyds Bank PLC, 2.300%, 11/27/18	709,000	707,161
Morgan Stanley, 5.000%, 11/24/25	2,994,000	3,002,952
PNC Bank NA, 0.800%, 01/28/16	546,000	544,721
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,202,000	1,211,924

		19,880,072

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	935,000	864,845
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	956,000	978,931

		1,843,776

Chemicals 0.3%
Dow Chemical Co. (The), 3.000%, 11/15/22	473,000	441,139
Praxair, Inc., 4.625%, 03/30/15	889,000	933,944

		1,375,083

See Notes to Schedules of Portfolio Investments.

Commercial Services 0.5%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	549,000	564,688
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	475,000	522,258
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	716,000	760,466

		1,847,412

Computers 0.9%
Apple, Inc., 2.400%, 05/03/23	860,000	773,322
IBM Corp., 0.875%, 10/31/14	1,740,000	1,747,031
IBM Corp., 1.250%, 02/06/17	1,234,000	1,230,788

		3,751,141

Diversified Financial Services 3.8%
American Express Credit Corp., 2.375%, 03/24/17, MTN	480,000	493,381
CME Group, Inc., 5.750%, 02/15/14	1,228,000	1,235,198
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	832,000	836,459
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,122,000	1,249,806
General Electric Capital Corp., Series C, 5.250%(a)(c)	1,400,000	1,316,000
General Electric Capital Corp., Series B, 6.250%(a)(c)	1,600,000	1,652,000
John Deere Capital Corp., 1.250%, 12/02/14, MTN	998,000	1,006,815
Lazard Group LLC, 4.250%, 11/14/20	2,041,000	2,036,571
Lazard Group LLC, 6.850%, 06/15/17	356,000	401,392
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	666,000	667,957
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,200,000	1,210,072
Perrigo Co. Ltd., 4.000%, 11/15/23(b)	1,546,000	1,516,773
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	603,000	627,086
Woodside Finance Ltd., 4.600%, 05/10/21(b)	983,000	1,029,408

		15,278,918

Electric 0.2%
Dominion Resources, Inc., 1.950%, 08/15/16	366,000	372,056
Exelon Generation Co. LLC, 6.200%, 10/01/17	434,000	490,440

		862,496

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,682,000	1,594,222

Healthcare - Products 0.1%
Becton Dickinson and Co., 3.250%, 11/12/20	218,000	217,652

Healthcare - Services 0.4%
Howard Hughes Medical Institute, 3.500%, 09/01/23	824,000	810,288
WellPoint, Inc., 3.300%, 01/15/23	938,000	875,355

		1,685,643

Insurance 1.5%
Allstate Corp. (The), 5.750%, 08/15/53(a)	1,116,000	1,124,370
American International Group, Inc., 5.850%, 01/16/18, MTN	1,637,000	1,877,721
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,197,000	1,233,745
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	472,000	478,571
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,084,000	1,162,218

		5,876,625

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	397,000	365,132

Media 0.4%
Time Warner, Inc., 3.400%, 06/15/22	1,534,000	1,496,949

Mining 3.3%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	585,000	592,419
Barrick Gold Corp., 3.850%, 04/01/22	3,332,000	3,000,899

See Notes to Schedules of Portfolio Investments.

Barrick Gold Corp., 4.100%, 05/01/23	1,626,000	1,469,727
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,039,000	1,046,481
Kinross Gold Corp., 5.125%, 09/01/21(d)	2,106,000	2,011,910
Newmont Mining Corp., 3.500%, 03/15/22	5,988,000	5,096,896

		13,218,332

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	376,000	381,593
General Electric Co., 2.700%, 10/09/22	762,000	713,231
General Electric Co., 5.250%, 12/06/17	314,000	355,430

		1,450,254

Oil & Gas 0.3%
BP Capital Markets PLC, 2.248%, 11/01/16	612,000	633,335
Ensco PLC, 4.700%, 03/15/21	589,000	623,009

		1,256,344

Oil & Gas Services 0.2%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	487,000	484,175
Weatherford International Ltd., 5.125%, 09/15/20	404,000	434,000

		918,175

Pharmaceuticals 0.5%
Express Scripts Holding Co., 2.650%, 02/15/17	446,000	459,681
Mylan, Inc., 1.800%, 06/24/16(b)	454,000	462,834
Novartis Securities Investment Ltd., 5.125%, 02/10/19	327,000	370,285
Zoetis, Inc., 3.250%, 02/01/23	726,000	679,297

		1,972,097

Pipelines 0.9%
Enterprise Products Operating LLC, 3.350%, 03/15/23	1,474,000	1,400,170
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	1,665,000	1,546,520
TC Pipelines LP, 4.650%, 06/15/21	511,000	517,069

		3,463,759

Real Estate Investment Trust 0.9%
American Tower Corp., 3.500%, 01/31/23	609,000	555,253
American Tower Corp., 5.000%, 02/15/24	1,582,000	1,593,697
Digital Realty Trust LP, 4.500%, 07/15/15	1,295,000	1,347,017
Digital Realty Trust LP, 5.875%, 02/01/20	252,000	268,092

		3,764,059

Retail 1.1%
AutoZone, Inc., 3.700%, 04/15/22	471,000	454,461
Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	2,229,000	2,017,298
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,958,000	1,900,239

		4,371,998

Semiconductors 1.1%
Analog Devices, Inc., 3.000%, 04/15/16	530,000	552,463
Intel Corp., 1.950%, 10/01/16	438,000	450,263
Intel Corp., 2.700%, 12/15/22	2,209,000	2,036,272
TSMC Global Ltd., 1.625%, 04/03/18(b)	1,400,000	1,340,690

		4,379,688

Software 0.4%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	709,000	646,263
Oracle Corp., 1.200%, 10/15/17	475,000	467,427
Oracle Corp., 2.375%, 01/15/19	584,000	589,228

		1,702,918

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 2.1%
AT&T, Inc., 2.375%, 11/27/18	2,021,000	2,022,734
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,266,000	1,185,106
Cisco Systems, Inc., 5.500%, 02/22/16	438,000	481,859
Softbank Corp., 4.500%, 04/15/20(b)	1,080,000	1,053,000
Verizon Communications, Inc., 5.150%, 09/15/23	3,309,000	3,552,847

		8,295,546

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	325,000	325,390

Total Corporate Bonds (Cost $107,111,582)		106,960,619

Municipal Bond 1.5%
New York 1.5%
Utility Debt Securitization Authority, Series T, RB, 2.554%, 06/15/22	6,074,000	6,003,906

Total Municipal Bond (Cost $6,073,696)		6,003,906

U.S. Government Agency Mortgages 8.4%
Federal Home Loan Mortgage Corporation
Pool #J18800, 3.000%, 04/01/27	2,017,772	2,058,003
Pool #J20118, 2.500%, 08/01/27	7,026,133	6,971,176

		9,029,179

Federal National Mortgage Association
Pool #AM0067, 2.740%, 08/01/22	4,766,000	4,618,156
Pool #AP1217, 2.500%, 07/01/27	4,138,764	4,110,173
Pool #AB7246, 2.500%, 12/01/27	5,053,062	5,018,174
Pool #AM2100, 2.250%, 01/01/28	1,722,267	1,620,961
Pool #AL4042, 2.000%, 08/01/28	9,237,972	8,910,326

		24,277,790

Total U.S. Government Agency Mortgages (Cost $33,779,982)		33,306,969

U.S. Treasury Obligations 59.4%
U.S. Treasury Notes 59.4%
0.750%, 06/15/14	14,476,000	14,517,850
0.375%, 03/15/15	14,251,000	14,280,500
0.375%, 11/15/15	100,576,000	100,634,938
0.500%, 06/15/16	21,952,000	21,929,697
0.750%, 02/28/18	49,657,000	48,349,630
1.375%, 07/31/18	16,092,000	15,947,429
2.750%, 11/15/23(d)	20,982,000	20,526,292

Total U.S. Treasury Obligations (Cost $236,522,204)		236,186,336

Preferred Stocks 0.4%
Banks 0.2%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	23,950	604,737

Insurance 0.2%
Arch Capital Group Ltd., Series C, 6.750%(c)	20,500	470,065
Reinsurance Group of America, Inc., 6.200%(a)(c)	14,025	340,387

		810,452

Real Estate Investment Trust 0.0%(e)
Public Storage, Series U, 5.625%(c)	8,550	172,796

Total Preferred Stocks (Cost $1,678,184)		1,587,985

See Notes to Schedules of Portfolio Investments.

Foreign Government Bond 0.6%
Sovereign 0.6%
Mexico Government International Bond, 4.000%, 10/02/23	2,338,000	2,314,620

Total Foreign Government Bond (Cost $2,310,150)		2,314,620

Short-Term Investment 5.3%
RidgeWorth Funds Securities Lending Joint Account(f)	21,223,110	21,223,110

Total Short-Term Investment (Cost $21,223,110)		21,223,110

Money Market Fund 2.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	9,894,186	9,894,186

Total Money Market Fund (Cost $9,894,186)		9,894,186

Total Investments (Cost $424,101,258) — 106.4%		423,033,907
Liabilities in Excess of Other Assets — (6.4)%		(25,309,114)

Net Assets — 100.0%		$397,724,793

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.4% of net assets as of December 31, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $20,694,311.
(e)	Less than 0.05% of Net Assets.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2(i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 98.4%
Alabama 2.2%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,269,425
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,538,960
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,025,640

		14,834,025

Alaska 6.8%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,910,060
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,081,680
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,240,423

		47,232,163

California 13.3%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,108,405
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,398,690
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,141,528
California State, GO, 6.500%, 04/01/33(b)	24,500,000	28,935,235
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/24	1,500,000	1,706,175
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	11,421,400
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,637,100
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,628,000
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,427,020
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,423,400
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,809,370

		91,636,323

Colorado 1.5%
Aurora CO Water Revenue, Series A, RB, 5.000%, 08/01/36, AMBAC	10,000,000	10,217,900

District of Columbia 1.3%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	8,899,680

Florida 4.3%
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	5,707,775
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,621,238
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,749,039
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18	2,900,000	3,196,612
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,332,120
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,493,170
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/21	1,875,000	1,992,994
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/22	1,995,000	2,108,854

See Notes to Schedules of Portfolio Investments.

Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/23	2,120,000	2,216,820
Miami-Dade County, Series D, AMT, RB, 5.000%, 10/01/22	1,430,000	1,511,610
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,066,080

		29,996,312

Georgia 0.8%
Georgia State, Series B, GO, 5.000%, 07/01/17(b)	5,000,000	5,345,600

Illinois 2.4%
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	8,001,639
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,960,880
Illinois State, GO, 5.250%, 04/01/27	1,500,000	1,527,735
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,185,460

		16,675,714

Kansas 4.4%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	27,824,202
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,181,620

		30,005,822

Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority, RB, 5.000%, 07/01/17	3,900,000	4,304,742

Maryland 3.9%
Baltimore, Series B, RB, 5.000%, 07/01/42	7,150,000	7,423,702
Baltimore County, GO, 5.000%, 08/01/15	2,810,000	3,020,525
Maryland State, GO, 5.000%, 03/01/21	5,000,000	5,825,350
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,331,100

		26,600,677

Massachusetts 4.7%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/19	4,050,000	4,749,678
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,179,033
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(b)	11,990,000	13,666,322
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,095,860
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18, Pre-refunded 09/01/2015 @ 100	5,310,000	5,724,870

		32,415,763

Michigan 3.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,765,400
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(b)	9,270,000	9,949,584

		25,714,984

Minnesota 0.9%
Minnesota State, Series D, GO, 5.000%, 08/01/22	5,515,000	6,460,492

Missouri 4.2%
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	18,875,000	21,877,446
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,398,170

		29,275,616

New Jersey 8.9%
New Jersey Economic Development Authority, RB, 5.000%, 09/01/20, ST APPROP	4,000,000	4,593,520
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,333,585

See Notes to Schedules of Portfolio Investments.

New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,270,400
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	10,733,927
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,621,553
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, Pre-refunded 06/15/2015 @ 100, AGM(b)	13,125,000	14,025,506
New Jersey Transportation Trust Fund Authority, RB, 5.500%, 06/15/39	8,235,000	8,694,431
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	5,860,699

		61,133,621

New Mexico 0.8%
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,700,410

New York 14.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-FSA	5,340,000	5,977,649
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,322,240
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/2014 @ 100	13,730,000	14,142,175
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	16,925,853
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,422,050
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,394,150
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,144,258
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 12/01/31	5,000,000	5,193,950
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 12/01/32	2,295,000	2,363,666
Port Authority of New York & New Jersey, RB, 5.000%, 12/01/43	5,000,000	5,153,600
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/20	2,000,000	2,173,800
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/21	2,000,000	2,211,800
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,106,220
Utility Debt Securitization Authority, RB, 5.000%, 12/15/29	6,000,000	6,665,640
Utility Debt Securitization Authority, RB, 5.000%, 12/15/30	7,500,000	8,246,625
Utility Debt Securitization Authority, RB, 5.000%, 12/15/31	7,500,000	8,214,075

		100,657,751

North Carolina 0.8%
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,568,419

Oregon 1.2%
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/2014 @ 100	2,500,000	2,604,525
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,543,946

		8,148,471

Pennsylvania 4.5%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,481,150
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,372,180
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	7,485,000	8,227,063
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,837,897
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,893,325

		30,811,615

See Notes to Schedules of Portfolio Investments.

Texas 8.9%
Austin, Series 2005, GO, 5.000%, 09/01/19, Pre-refunded 03/01/2015 @ 100, NATL-RE	5,000,000	5,276,300
City Public Service Board of San Antonio, RB, 5.250%, 02/01/24	2,350,000	2,778,217
Clear Creek Independent School District, Series B, GO, 3.000%, 02/15/32, PSF-GTD(c)	4,000,000	4,218,360
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,569,901
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,946,860
Fort Bend Grand Parkway Toll Road Authority, RB, 5.000%, 03/01/37	3,000,000	3,128,460
Grand Parkway Transportation Corp., Series C, RB, 2.000%, 10/01/17(c)	10,250,000	10,269,885
Harris County, Series A, GO, 5.000%, 10/01/23	5,000,000	5,707,950
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,368
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,802,953
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 100	1,875,000	1,971,882
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,240,150
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,308,199

		61,409,485

Virginia 0.7%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/19	2,050,000	2,422,485
Norfolk, Series C, GO, 5.000%, 04/01/23	1,875,000	2,113,144

		4,535,629

Washington 1.3%
Washington State, Series A, GO, 5.000%, 07/01/20, Pre-refunded 07/01/2015 @ 100, AGM	7,700,000	8,243,620
Washington State University, RB, 5.000%, 10/01/37	1,000,000	1,050,370

		9,293,990

Wisconsin 1.7%
Wisconsin State, GO, 5.000%, 05/01/17(d)	6,000,000	6,776,580
Wisconsin State, GO, 5.000%, 05/01/18(d)	4,480,000	5,158,899

		11,935,479

Total Municipal Bonds (Cost $653,994,703)		678,810,683

Money Market Fund 2.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(e)	19,468,221	19,468,221

Total Money Market Fund (Cost $19,468,221)		19,468,221

Total Investments (Cost $673,462,924) — 101.2%		698,278,904
Liabilities in Excess of Other Assets — (1.2)%		(8,291,215)

Net Assets — 100.0%		$689,987,689

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 31.3%
Automobiles 11.9%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Cl A2, 0.490%, 04/08/16	162,246	162,197
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.467%, 02/15/18(a)	400,000	399,914
Santander Drive Auto Receivables Trust 2011-3, Series 2011-3, Cl B, 2.500%, 12/15/15	224,537	225,422

		787,533

Credit Card 16.5%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.617%, 02/15/19(a)	400,000	396,982
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.447%, 01/15/19(a)	300,000	296,795
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.467%, 08/17/20(a)	400,000	401,302

		1,095,079

Student Loan Asset Backed Security 2.9%
SLM Student Loan Trust, Series 2012-7, Cl A1, 0.325%, 02/27/17(a)	192,835	192,665

Total Asset-Backed Securities (Cost $2,075,617)		2,075,277

Collateralized Mortgage Obligations 62.8%
Agency Collateralized Mortgage Obligations 62.8%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.367%, 03/15/24(a)	1,526,017	1,521,851
Series 4231, Cl FD, REMIC, 0.517%, 10/15/32(a)	969,622	966,467

		2,488,318

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.465%, 11/25/24(a)	1,152,448	1,154,430
Series 2010-90, Cl MF, 0.565%, 04/25/28(a)	529,764	531,450

		1,685,880

Total Collateralized Mortgage Obligations (Cost $4,164,348)		4,174,198

Money Market Fund 5.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	391,504	391,504

Total Money Market Fund (Cost $391,504)		391,504

Total Investments (Cost $6,631,469) — 100.0%		6,640,979
Other Assets in Excess of Liabilities — 0.0%(c)		1,990

Net Assets — 100.0%		$6,642,969

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 12.6%
Agency Collateralized Mortgage Obligations 8.1%
Federal Home Loan Mortgage Corporation
Series 3800, Cl CB, 3.500%, 02/15/26	159,000	156,401
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26(a)	800,000	790,377

		946,778

Commercial Mortgage Backed Securities 4.5%
GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	250,000	273,877
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	250,000	245,804

		519,681

Total Collateralized Mortgage Obligations (Cost $1,575,328)		1,466,459

U.S. Government Agency Mortgages 82.4%
Federal Home Loan Mortgage Corporation
Pool #J18838, 2.500%, 04/01/27	174,437	173,022
Pool #E09023, 2.000%, 02/01/28	183,470	176,783
Pool #C91404, 3.500%, 10/01/31	217,060	221,221
Pool #C91483, 3.500%, 07/01/32	25,453	25,943
Pool #C01785, 5.000%, 02/01/34	482,245	521,789
Pool #G01828, 4.500%, 04/01/35	259,990	275,798
Pool #A47828, 3.500%, 08/01/35	116,399	116,662
Pool #G03092, 5.500%, 07/01/37	245,759	271,092
Pool #G08347, 4.500%, 06/01/39	53,934	57,249
Pool #G08353, 4.500%, 07/01/39(a)	391,828	414,954
Pool #G06079, 6.000%, 07/01/39(a)(c)	159,467	175,947
Pool #A93101, 5.000%, 07/01/40	131,689	142,111
Pool #A93617, 4.500%, 08/01/40	113,989	120,717

		2,693,288

Federal National Mortgage Association
Pool #471611, 3.140%, 06/01/22	194,689	194,048
Pool #AM3713, 2.610%, 06/01/23	61,519	58,016
Pool #AM3604, 2.760%, 06/01/23	491,276	468,478
Pool #AM3851, 3.020%, 07/01/23	178,000	170,060
Pool #AM3951, 3.220%, 07/01/23	99,405	97,859
Pool #AM4001, 3.590%, 07/01/23	289,000	292,154
Pool #AM3972, 3.000%, 08/01/23	108,449	104,970
Pool #AM4158, 3.670%, 08/01/23	375,373	381,388
Pool #AK6980, 2.500%, 03/01/27	597,072	592,988
Pool #AP9623, 2.000%, 10/01/27	83,050	80,104
Pool #AL2716, 2.000%, 12/01/27	63,135	60,895
Pool #AQ9956, 2.000%, 01/01/28	167,477	161,537
Pool #MA0411, 4.000%, 05/01/30	366,523	382,883
Pool #MA0481, 4.500%, 08/01/30	162,473	173,118
Pool #AB1763, 4.000%, 11/01/30	132,707	138,732

See Notes to Schedules of Portfolio Investments.

Pool #MA0587, 4.000%, 12/01/30	43,360	45,286
Pool #MA0919, 3.500%, 12/01/31	350,131	356,509
Pool #MA0976, 3.500%, 02/01/32	161,646	164,597
Pool #MA1029, 3.500%, 04/01/32	481,076	494,435
Pool #AB8428, 3.500%, 02/01/33	175,051	178,259
Pool #730727, 5.000%, 08/01/33	215,096	235,225
Pool #745044, 4.500%, 08/01/35	84,271	89,482
Pool #AI7951, 4.500%, 08/01/36	117,974	124,989
Pool #AK6960, 4.000%, 03/01/37	568,532	586,064
Pool #889529, 6.000%, 03/01/38	207,803	231,187
Pool #AA9840, 4.500%, 06/01/39	239,261	253,552
Pool #932441, 4.000%, 01/01/40	171,354	176,425
Pool #AB1343, 4.500%, 08/01/40	131,559	140,100
Pool #AC4624, 3.500%, 10/01/40	256,848	255,735
Pool #AL0005, 4.500%, 01/01/41	63,746	67,545
Pool #AB2694, 4.500%, 04/01/41	82,528	88,470
Pool #AL1627, 4.500%, 09/01/41(c)	67,463	71,646

		6,916,736

Total U.S. Government Agency Mortgages (Cost $9,568,932)		9,610,024

U.S. Treasury Obligations 3.1%
U.S. Treasury Notes 3.1%
1.375%, 07/31/18(c)	71,000	70,362
2.750%, 11/15/23(c)	305,000	298,376

Total U.S. Treasury Obligations (Cost $368,943)		368,738

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	101,596	101,596

Total Money Market Fund (Cost $101,596)		101,596

Total Investments (Cost $11,614,799) — 99.0%		11,546,817
Other Assets in Excess of Liabilities — 1.0%		110,747

Net Assets — 100.0%		$11,657,564

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for whenissued or delayed-delivery purchase commitments.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.5% of net assets as of December 31, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013 (Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.3%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	186,923

California 4.1%
California State, GO, 5.000%, 02/01/20	645,000	752,670
California State, GO, 5.000%, 09/01/33	750,000	781,478

		1,534,148

Georgia 2.1%
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	750,000	786,525

North Carolina 88.4%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/22	1,115,000	1,297,169
Charlotte, Series C, COP, 5.000%, 06/01/20	1,845,000	2,154,148
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,240,229
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	2,000,000	2,019,860
Guilford County, GO, 4.000%, 10/01/14	1,825,000	1,877,012
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,500,000	1,543,860
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,033,600
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,500,000	1,513,260
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,219,160
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,670,040
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	1,877,328
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30	2,000,000	2,091,680
North Carolina State, Series C, GO, 5.000%, 05/01/21	2,000,000	2,372,940
North Carolina State, Series D, GO, 4.000%, 06/01/21	1,500,000	1,675,155
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,527,270
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	3,000,000	3,187,740
Raleigh, Series B, GO, 5.000%, 04/01/26	2,000,000	2,272,760
Raleigh Combined Enterprise System Revenue, Series A, RB, 5.000%, 03/01/27	1,250,000	1,408,800
Wake County, Series B, GO, 5.000%, 05/01/22	1,000,000	1,187,860

		33,169,871

South Carolina 2.2%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	813,675

Total Municipal Bonds (Cost $36,130,451)		36,491,142

Money Market Fund 1.9%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	733,660	733,660

Total Money Market Fund (Cost $733,660)		733,660

Total Investments (Cost $36,864,111) — 99.2%		37,224,802
Other Assets in Excess of Liabilities — 0.8%		286,704

Net Assets — 100.0%		$37,511,506

See Notes to Schedules of Portfolio Investments.

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2013.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 91.4%
Aerospace/Defense 2.1%
Air Canada, Term Loan B, 5.500%, 09/20/19(a)(b)	37,855,000	38,375,506
Alliant Techsystems, Inc., Term Loan B, 3.500%, 11/02/20(a)(b)	4,490,000	4,497,498
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	21,807,250	18,863,271
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	8,132,896	8,122,730
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(b)	4,362,291	4,373,197
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	5,700,049	5,735,675
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 11/02/18(a)(b)	12,573,638	12,652,223
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	19,120,513	19,198,142
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(a)(b)	9,430,000	9,441,788
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(b)	8,995,063	9,004,418
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	14,196,238	13,388,898
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	25,567,098	25,613,630
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	11,083,773	11,139,192
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)(c)	2,870,000	2,913,050

		183,319,218

Auto Manufacturers 0.7%
Allison Transmission, Inc., New Term Loan B3, 3.750%, 08/23/19(a)(b)(c)	24,436,548	24,551,156
Keystone Automotive Operations, Inc., 1st Lien Term Loan, 7.000%, 08/15/19(a)(b)	6,214,425	6,229,961
Navistar International Corp., Term Loan B, 5.750%, 08/17/17(a)(b)	3,000,000	3,040,320
Remy International, Inc., New Term Loan B, 4.250%, 03/05/20(a)(b)	6,619,732	6,648,726
Tower Automotive Holdings USA LLC, Term Loan B, 4.750%, 04/23/20(a)(b)	10,586,867	10,635,354
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	8,246,573	8,298,114

		59,403,631

Auto Parts & Equipment 0.2%
Allison Transmission, Inc., Term Loan B2, 3.170%, 08/07/17(a)(b)	1,045,449	1,049,045
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(b)	15,616,114	15,647,346

		16,696,391

Banks 0.9%
Istar Financial, Inc., Term Loan, 4.500%, 10/16/17(a)(b)	79,634,428	80,057,287

Building Materials 0.1%
Allegion PLC, Term Loan B, 3.000%, 09/30/20(a)(b)	7,195,000	7,203,994

Chemicals 1.9%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/01/20(a)(b)	11,412,904	11,484,235
Eagle Spinco, Inc., Term Loan, 3.500%, 01/27/17(a)(b)	4,540,760	4,557,788
Huntsman International LLC, Incremental Term Loan, 10/15/20(a)(c)(d)	19,295,000	19,295,000
Huntsman International LLC, Extended Term Loan B, 2.705%-2.712%, 04/19/17(a)(b)	15,566,918	15,553,997
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	60,439,312	60,590,410
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/08/20(a)(b)(c)	11,539,806	11,615,507
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	5,036,400	5,023,809
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	4,405,000	4,427,025
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(b)	6,355,800	6,393,935
Ravago Holdings America, Inc., Term Loan B, 11/21/20(a)(c)(d)	5,320,000	5,320,000
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.500%, 07/31/18(a)(b)	2,975,503	2,997,819

See Notes to Schedules of Portfolio Investments.

Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(b)	4,495,281	4,508,946
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	3,771,050	3,771,050
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	3,986,640	3,950,083
Utex Industries, Inc., 1st Lien Term Loan, 4.500%, 04/10/20(a)(b)	5,890,400	5,905,126
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%-5.500%, 06/07/20(a)(b)	3,106,832	3,130,133

		168,524,863

Commercial Services 3.6%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	28,059,675	28,090,821
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(b)	26,093,869	26,209,726
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(b)	10,756,350	10,803,463
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 1.670%, 02/12/18(a)(b)	87,235,000	86,635,696
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.497%, 06/30/17(a)(b)	43,741,771	44,015,157
Hertz Corp. (The), Term Loan B2, 3.000%, 03/11/18(a)(b)	11,564,980	11,543,353
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/12/18(a)(b)	15,731,100	15,750,764
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,799,027	7,779,530
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/18(a)(b)	19,094,666	19,138,393
Instant Web, Inc., Term Loan B, 3.622%, 08/07/14(a)(b)	9,742,025	8,816,532
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%, 03/08/18(a)(b)	17,895,303	18,245,693
Moneygram International, Inc., New Term Loan B, 4.250%, 03/27/20(a)(b)	6,123,725	6,175,409
Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 08/10/20(a)(b)	8,852,813	8,882,292
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	5,638,301	5,668,860
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	4,609,717	4,515,586
West Corp., Term Loan B8, 3.750%, 06/29/18(a)(b)	12,121,235	12,166,569

		314,437,844

Consumer Discretionary 0.8%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	4,417,303	4,419,954
Jarden Corp., Add-On Term Loan B1, 2.919%, 09/30/20(a)(b)	13,451,288	13,441,199
Revlon Consumer Products Corp., Acquisition Term Loan, 4.000%, 08/19/19(a)(b)	26,750,000	26,825,167
Spectrum Brands, Inc., Term Loan A, 3.000%-4.500%, 09/07/17(a)(b)	6,814,781	6,822,005
Spectrum Brands, Inc., Term Loan C, 3.500%-5.000%, 09/04/19(a)(b)	2,807,963	2,810,040
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	3,491,250	3,519,634
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	10,957,200	10,370,990

		68,208,989

Consumer Staples 0.2%
Serta Simmons Holdings LLC, Term Loan, 4.250%, 10/01/19(a)(b)	20,914,351	21,018,922

Diversified Financial Services 4.9%
Affinion Group, Inc., Term Loan B, 6.750%, 10/10/16(a)(b)	17,548,411	17,275,006
American Capital Holdings, Inc., New Term Loan, 4.000%, 08/22/16(a)(b)	7,725,000	7,747,557
Ceridian Corp., New Term Loan B, 4.415%, 05/09/17(a)(b)	14,730,131	14,771,523
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(b)	8,063,550	8,124,027
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	7,049,600	7,031,976
First Data Corp., New 2017 Term Loan, 4.164%, 03/24/17(a)(b)(c)	17,485,325	17,498,439
First Data Corp., Extended 2018 Term Loan B, 4.164%, 03/23/18(a)(b)(c)	64,417,214	64,461,661
First Data Corp., 2018 Term Loan, 4.164%, 09/24/18(a)(b)(c)	38,273,139	38,294,572
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)(c)	13,541,629	12,616,736
Guggenheim Partners LLC, Term Loan, 4.250%-5.500%, 07/17/20(a)(b)	3,521,175	3,551,105
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(b)	16,132,117	16,128,730
Minimax GmbH & Co. KG, USD Term Loan B, 4.500%, 08/14/20(a)(b)	4,427,750	4,446,214
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(b)	5,093,852	5,106,587
Nuveen Investments, Inc., New Term Loan, 4.167%, 05/15/17(a)(b)	7,005,000	6,971,446
Open Text Corp., Term Loan B, 01/04/21(a)(c)(d)	14,195,000	14,195,000
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	8,752,258	8,801,533
RPI Finance Trust, Term Loan B2, 3.250%, 05/09/18(a)(b)	59,194,072	59,416,049
RPI Finance Trust, Term Loan B3, 3.250%, 11/09/18(a)(b)	7,168,823	7,177,783
Springleaf Financial Funding Co., Term Loan B2, 4.750%, 09/25/19(a)(b)	62,930,000	63,590,765

See Notes to Schedules of Portfolio Investments.

SunGard Data Systems, Inc., Term Loan C, 3.919%, 02/28/17(a)(b)	4,638,736	4,652,281
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/09/20(a)(b)	20,574,525	20,703,116
SunGard Data Systems, Inc., Term Loan D, 4.500%, 01/31/20(a)(b)	14,078,885	14,137,594
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	6,319,163	5,624,055
USIC Holdings, Inc., 1st Lien Term Loan, 4.750%, 07/10/20(a)(b)	6,183,925	6,211,011

		428,534,766

Electric 1.0%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(b)	17,021,188	17,119,400
Calpine Corp., Term Loan B2, 4.000%, 04/02/18(a)(b)	1,867,125	1,877,898
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	35,313,953	35,518,774
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(b)	29,074,337	28,987,114
Panda Temple Power II, LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	2,000,000	2,050,000

		85,553,186

Electronics 1.5%
Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 07/17/20(a)(b)	5,710,688	5,729,247
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	8,741,402	8,850,670
BMC Software Finance, Inc., USD Term Loan, 5.000%, 09/10/20(a)(b)	31,670,000	31,818,532
Dell, Inc., USD Term Loan B, 4.500%, 04/29/20(a)(b)	52,070,000	52,163,205
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	11,044,500	10,983,755
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(b)	8,922,638	9,014,987
Sabre, Inc., Incremental Term Loan, 4.500%, 02/19/19(a)(b)	4,069,800	4,074,887
Spansion LLC, 2013 Term Loan, 12/13/18(a)(c)(d)	7,130,000	7,138,913

		129,774,196

Energy 2.6%
Aventine Renewable Energy Holdings, Inc., Extended PIK Term Loan B, 0.000%, 09/22/17(b)(e)(f)	7,632,654	3,511,021
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	13,465,000	13,532,325
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)	88,370,000	90,137,400
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	28,200,086	28,482,087
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	30,254,175	30,518,899
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(b)	15,039,425	15,199,294
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	15,057,780	13,188,055
Sheridan Production Partners I, LLC, Term Loan B2, 09/14/19(a)(c)(d)	3,955,680	3,962,286
Sheridan Investment Partners II, L.P., Term Loan A, 4.250%, 12/11/20(a)(b)	1,561,032	1,566,886
Sheridan Investment Partners II, L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	11,221,789	11,263,870
Sheridan Investment Partners II, L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	582,179	584,363
Templar Energy LLC, 2nd Lien Term Loan, 8.000%, 11/25/20(a)(b)	17,870,000	17,914,675

		229,861,161

Entertainment 2.6%
Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/20(a)(b)	50,842,575	51,134,411
Altice Financing SA, Delayed Draw Term Loan, 4.500%-5.500%, 07/02/19(a)(b)	48,495,000	48,737,475
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(b)	9,022,440	9,048,244
Cinemark USA, Inc., New Term Loan, 3.170%, 12/18/19(a)(b)	5,732,374	5,744,298
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)	3,330,543	3,351,359
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.500%, 06/29/20(a)(b)	7,102,200	7,093,322
Delta 2 (LUX) S.A.R.L., USD Term Loan B, 4.500%, 04/30/19(a)(b)	7,527,875	7,602,100
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(a)(b)	8,074,425	8,102,201
Hubbard Radio, LLC, Term Loan B, 4.500%, 04/29/19(a)(b)	6,467,961	6,492,216
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(b)(e)	14,353,855	14,344,956
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	17,785,000	17,673,844
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	17,785,425	17,837,358
Oceania Cruises, Inc., New Term Loan B, 6.750%, 07/02/20(a)(b)	16,583,438	16,749,272
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(b)	5,236,438	5,288,802
WaveDivision Holdings LLC, Term Loan B, 4.000%, 10/15/19(a)(b)	3,677,850	3,691,642

		222,891,500

See Notes to Schedules of Portfolio Investments.

Financial 0.4%
Grosvenor Capital Management Holdings LLP, New Term Loan B, 11/25/20(a)(c)(d)	7,145,000	7,136,069
Santander Asset Management, USD Term Loan, 4.250%, 12/17/20(a)(b)	16,530,000	16,550,662
VFH Parent LLC, Extended Term Loan, 5.750%, 11/06/19(a)(b)	7,590,000	7,634,250

		31,320,981

Food 4.0%
Aramark Corp., Non-Extended Synthetic Letter of Credit 1, 0.019%-2.025%, 01/27/14(a)(b)	484,590	485,947
Aramark Corp., Extended Synthetic Letter of Credit 2, 0.019%-3.650%, 07/26/16(a)(b)	975,000	975,975
Aramark Corp., Extended Term Loan C, 3.747%, 07/26/16(a)(b)	22,594,049	22,616,643
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(b)	11,460,000	11,526,812
ARG IH Corp., Term Loan B, 5.000%, 11/15/20(a)(b)	3,000,000	3,013,140
Blue Buffalo Co., Ltd., Term Loan B3, 4.000%, 08/08/19(a)(b)	8,166,986	8,262,295
Burger King Corp., New Term Loan B, 3.750%, 09/28/19(a)(b)	4,043,813	4,057,278
Darling International Inc., USD Term Loan B, 12/31/20(a)(c)(d)	11,090,000	11,180,162
Darling International, Inc., Bridge Term Loan, 10/10/14(a)(c)(d)	12,000,000	12,000,000
Del Monte Foods Co., 1st Lien Term Loan, 11/06/20(a)(c)(d)	8,930,000	8,974,650
Del Monte Foods Co., 2nd Lien Term Loan, 04/11/21(a)(c)(d)	3,000,000	3,026,250
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(b)	6,192,115	6,206,419
Dunkin’ Brands, Inc., Term Loan B3, 3.750%-5.000%, 02/14/20(a)(b)	15,668,505	15,709,243
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	48,078,400	48,332,254
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	96,505,050	97,176,725
ISS Holdings A/S, USD Term Loan B12, 3.750%, 04/30/18(a)(b)	10,626,600	10,637,970
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	11,152,050	11,114,914
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	17,611,663	17,727,196
OSI Restaurant Partners LLC, New Term Loan, 3.500%-4.750%, 10/25/19(a)(b)	3,412,750	3,413,160
Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 5.000%, 10/02/18(a)(b)	8,069,775	8,174,037
Pinnacle Foods Finance LLC, Incremental Term Loan H, 3.250%, 04/29/20(a)(b)	8,024,888	8,009,319
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	22,589,934	22,547,691
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(b)	5,934,427	5,277,189
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(b)	6,277,331	6,279,590

		346,724,859

Forest Products & Paper 0.1%
Ardagh Packaging Finance PLC, USD Term Loan B, 4.250%, 12/05/19(a)(b)	8,910,000	8,954,550

Health Care 5.8%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.919%, 06/28/18(a)(b)	15,280,500	15,242,299
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(b)	10,800,900	10,832,439
Biomet, Inc., Term Loan B2, 3.665%-3.746%, 07/25/17(a)(b)	11,481,266	11,545,906
Catalina Marketing Corp., New Term Loan B, 5.250%, 10/12/20(a)(b)	15,665,738	15,861,559
Community Health Systems, Inc., Secured Bridge Loan, 08/30/14(a)(c)(d)	70,138,739	70,138,739
Community Health Systems, Inc., Unsecured Bridge Loan, 08/30/14(a)(c)(d)	75,546,261	75,546,261
Community Health Systems, Inc., Term Loan A, 2.987%, 10/25/16(a)(b)	540,939	542,291
Community Health Systems, Inc., Extended Term Loan, 3.737%-3.747%, 01/25/17(a)(b)	10,881,212	10,961,081
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	11,414,549	11,466,827
DaVita, Inc., Term Loan A3, 2.670%, 11/01/17(a)(b)	285,000	284,572
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	27,148,219	27,317,895
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	13,913,897	13,632,141
Envision Acquisition Company, LLC, 1st Lien Term Loan, 5.750%, 11/04/20(a)(b)	6,728,138	6,764,604
Gentiva Health Services, Inc., Term Loan C, 5.750%, 10/18/18(a)(b)	5,480,000	5,432,050
Gentiva Health Services, Inc., New Term Loan B, 6.500%, 10/18/19(a)(b)	4,485,000	4,431,763
HCA, Inc., Term Loan B5, 2.919%, 03/31/17(a)(b)	14,962,500	14,957,862
HCA, Inc., Extended Term Loan B4, 2.997%, 05/01/18(a)(b)	38,743,035	38,734,899
Hologic, Inc., New Term Loan B, 3.750%, 08/01/19(a)(b)	11,225,563	11,281,691
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	18,728,525	18,868,988
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(b)	6,080,320	6,096,494

See Notes to Schedules of Portfolio Investments.

Inc Research, Inc., Refinance Term Loan B, 6.000%, 07/12/18(a)(b)	17,024,743	17,074,455
Lifepoint Hospitals, Inc., Term Loan B, 2.670%, 07/24/17(a)(b)	4,372,497	4,384,784
MedAssets, Inc., Term Loan B, 4.000%, 12/13/19(a)(b)	1,600,000	1,604,672
Multiplan, Inc., New Term Loan B, 4.000%, 08/25/17(a)(b)	2,213,303	2,225,941
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	13,026,987	13,180,054
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)(c)	12,298,232	12,328,978
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(b)	3,776,589	3,790,751
Salix Pharmaceuticals Ltd., Term Loan, 11/07/19(a)(c)(d)	12,475,000	12,595,883
Select Medical Corp., New Incremental Term Loan B, 3.500%-5.500%, 02/13/16(a)(b)	4,266,900	4,261,566
U.S. Renal Care, Inc., 2013 Term Loan, 4.250%, 07/03/19(a)(b)	4,578,525	4,589,971
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.500%, 08/05/20(a)(b)	31,085,100	31,272,854
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	16,274,000	16,375,712
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	12,852,069	12,923,527

		506,549,509

Healthcare - Services 0.6%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%, 01/30/20(a)(b)	3,643,200	3,662,327
Endo Health Solutions, Inc., New Term Loan B, 11/05/20(a)(c)(d)	5,345,000	5,355,049
Endo Health Solutions, Inc., Term Loan A, 1.938%, 03/15/18(a)(b)	16,362,500	16,321,594
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(b)	14,973,287	15,048,153
Regionalcare Hospital Partners, Inc., Refinance Term Loan, 6.000%, 11/04/18(a)(b)	9,094,866	8,890,231

		49,277,354

Housing 0.0%(g)
Norcraft Cos., L.P., Term Loan, 5.250%, 11/12/20(a)(b)	3,590,000	3,607,950

Information Technology 1.9%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/15/20(a)(b)	4,485,000	4,501,819
Active Network, Inc. (The), 2nd Lien Term Loan, 9.500%, 11/03/21(a)(b)	2,000,000	2,030,000
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	41,391,008	41,220,891
FIDJI Luxembourg (BC3) S.A.R.L., Initial Term Loan, 12/18/20(a)(c)(d)	7,460,000	7,478,650
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(a)(b)	5,672,846	5,630,300
Internap Network Services Corp., Term Loan, 6.000%, 11/22/19(a)(b)	8,935,000	8,890,325
Oberthur Technologies Holding SAS, New USD Term Loan B, 5.750%, 10/18/19(a)(b)	11,665,000	11,752,487
Omnitracs, Inc., 1st Lien Term Loan, 6.000%, 11/25/20(a)(b)(c)	6,000,000	6,000,000
Presidio, Inc., New Term Loan B, 5.750%, 03/31/17(a)(b)	11,687,063	11,696,763
RedTop Luxembourg S.A.R.L., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	8,935,000	8,946,169
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 12/03/21(a)(b)	5,360,000	5,427,000
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	9,199,900	9,199,900
Southern Graphics, Inc., New Term Loan B, 5.500%, 10/17/19(a)(b)	7,007,000	7,007,000
Spin Holdco, Inc., Incremental Term Loan B, 11/14/19(a)(c)(d)	4,490,000	4,518,062
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	2,992,500	3,005,607
SS&C Technologies, Inc., New Term Loan B1, 3.250%, 06/07/19(a)(b)	4,507,906	4,512,099
SS&C Technologies, Inc., New Term Loan B2, 3.250%, 06/07/19(a)(b)	466,335	466,769
STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(b)	14,371,500	14,344,625
Verint Systems, Inc., New Term Loan B, 4.000%, 09/06/19(a)(b)	4,473,493	4,491,387

		161,119,853

Insurance 2.4%
Alliance Data Systems Corp., Term Loan, 1.920%, 07/10/18(a)(b)	33,436,070	33,331,750
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)	42,150,772	42,119,159
Asurion LLC, New Term Loan B2, 3.500%, 07/08/20(a)(b)	39,063,700	38,298,833
Compass Investors, Inc., Term Loan, 5.000%, 12/27/19(a)(b)	12,548,488	12,591,654
Hub International Ltd., Term Loan B, 4.750%, 10/02/20(a)(b)	18,084,675	18,288,127
ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 05/22/20(a)(b)	6,193,875	6,232,587
ION Trading Technologies S.A.R.L., 2nd Lien Term Loan, 8.250%, 05/21/21(a)(b)	2,000,000	2,036,260
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(b)	11,639,265	11,752,050
Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(b)	27,625,000	28,419,219
LPL Holdings, Inc., Term Loan B, 3.250%, 03/29/19(a)(b)	6,763,888	6,749,818
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(b)	10,372,875	10,424,532

		210,243,989

See Notes to Schedules of Portfolio Investments.

Leisure Time 0.2%
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(b)	4,797,257	4,809,250
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	4,575,000	4,586,438
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(b)	7,642,105	7,689,792

		17,085,480

Lodging 7.3%
Bally Technologies, Inc., Term Loan B, 4.250%, 11/25/20(a)(b)	11,680,725	11,757,351
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	6,768,038	6,778,596
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.488%, 01/26/18(a)(b)	96,223,691	91,753,138
Caesars Entertainment Operating Co., Term Loan B4, 9.500%, 10/31/16(a)(b)	7,697,874	7,743,215
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/12/20(a)(b)	66,640,000	66,223,500
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(b)	2,938,282	2,960,319
Golden Nugget, Inc., New Delayed Draw Term Loan, 0.500%, 11/21/19(a)(b)	2,715,000	2,752,331
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	6,335,000	6,422,106
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.750%, 10/26/20(a)(b)	158,175,000	159,361,313
Las Vegas Sands LLC, New Term Loan B, 12/20/20(a)(c)(d)	58,380,000	58,301,187
Marina District Finance Co., Inc., Term Loan B, 6.750%, 08/15/18(a)(b)	16,210,000	16,260,737
MGM Resorts International, Term Loan A, 2.919%, 12/20/17(a)(b)	16,222,722	16,205,850
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)	12,953,752	12,978,105
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	9,050,000	9,180,139
Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/17(a)(b)	5,398,129	5,429,600
Penn National Gaming, Inc., New Term Loan B, 3.250%, 10/30/20(a)(b)	3,395,000	3,396,052
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	11,124,100	11,163,034
Playa Resorts Holding B.V., Term Loan B, 4.750%, 08/06/19(a)(b)	6,199,463	6,253,708
Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	83,565,000	83,585,891
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	15,012,376	14,824,721
Seminole Tribe of Florida, Term Loan B2, 2.242%, 10/20/17(a)(b)	765,000	766,591
Seminole Tribe of Florida, Term Loan, 3.000%, 04/29/20(a)(b)	22,886,863	22,836,740
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	5,349,575	5,369,636
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	18,660,820	18,625,925

		640,929,785

Machinery-Diversified 1.2%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%-5.250%, 12/10/18(a)(b)	11,960,170	11,995,094
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,480,637
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	36,630,000	36,801,795
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/31/20(a)(b)	12,782,963	12,777,594
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	7,114,125	7,200,064
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(b)	24,055,000	24,225,309
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	4,570,463	4,576,175

		100,056,668

Manufacturing 0.1%
WTG Holdings III Corp., 1st Lien Term Loan, 12/11/20(a)(c)(d)	4,455,000	4,469,835

Media 6.2%
CCO Holdings LLC, 3rd Lien Term Loan, 2.664%, 09/06/14(a)(b)	2,989,084	2,987,171
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	9,004,750	8,925,958
Clear Channel Communications, Inc., Term Loan B, 3.819%, 01/29/16(a)(b)(c)	61,882,140	59,862,307
Clear Channel Communications, Inc., Term Loan C, 3.819%, 01/29/16(a)(b)(c)	5,283,375	5,050,590
Clear Channel Communications, Inc., Term Loan D, 6.919%, 01/30/19(a)(b)(c)	66,664,393	63,581,164
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.664%, 07/30/19(a)(b)	80,753,076	79,491,713
Cumulus Media Holdings Inc., 2013 Term Loan, 12/12/20(a)(c)(d)	37,120,000	37,305,600
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	6,139,150	6,154,498

See Notes to Schedules of Portfolio Investments.

EMI Music Publishing Ltd., Term Loan B, 4.250%, 06/29/18(a)(b)	7,343,972	7,363,874
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(b)	6,821,100	6,872,258
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	5,457,084	5,475,257
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	5,308,325	5,328,231
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(b)	6,912,390	7,030,454
Nine Entertainment Group Ltd., Term Loan B, 3.250%-4.750%, 02/05/20(a)(b)	10,862,913	10,800,451
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,710,769	11,974,261
Sinclair Television Group, Inc., Term Loan A1, 2.420%, 03/20/18(a)(b)	8,930,000	8,840,700
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	15,188,013	15,202,290
Tribune Co., 2013 Term Loan, 11/12/20(a)(c)(d)	71,135,000	70,690,406
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	35,855,642	35,990,101
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(b)	21,388,375	21,503,017
Univision Communications, Inc., Converted Extended Term Loan, 4.500%, 03/02/20(a)(b)	7,664,401	7,697,971
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	48,883,500	49,372,335
Weather Channel, Refinance Term Loan B, 3.500%, 02/13/17(a)(b)	3,906,449	3,916,176
WideOpenWest Finance LLC, Term Loan B, 4.750%, 04/01/19(a)(b)	10,500,650	10,542,653

		541,959,436

Metals 0.2%
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(a)(b)	13,345,576	13,148,195
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)	7,855,650	7,855,650

		21,003,845

Metals/Minerals 0.4%
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 11/21/19(a)(b)	10,775,000	10,876,070
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	25,426,275	25,573,747

		36,449,817

Mining 2.0%
Fairmount Minerals Ltd., Term Loan B1, 4.247%, 03/15/17(a)(b)	2,493,750	2,528,039
Fairmount Minerals Ltd., Term Loan B2, 5.000%, 09/05/19(a)(b)	3,566,063	3,620,445
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/28/19(a)(b)(c)	134,051,465	135,685,553
Foresight Energy LLC, Term Loan B, 5.500%, 08/19/20(a)(b)	8,892,713	8,970,524
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	18,852,880	18,907,930
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(a)(b)	4,304,625	4,320,767
TMS International Corp., New Term Loan B, 4.500%, 10/16/20(a)(b)	4,490,000	4,521,789

		178,555,047

Miscellaneous Manufacturer 1.4%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	17,526,563	16,825,500
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	89,877,313	90,422,868
Polymer Group, Inc., 1st Lien Term Loan B, 12/19/19(a)(c)(d)	7,130,000	7,161,229
Sensata Technologies Finance Co. LLC, Term Loan, 3.250%, 05/11/18(a)(b)	5,184,219	5,221,235

		119,630,832

Oil & Gas 5.0%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,018,501	17,472,384
Atlas Energy L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	18,483,675	18,899,558
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(b)	26,750,000	27,084,375
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	1,622,857	1,630,971
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,374,286	3,399,593
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	16,638,300	16,971,066
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	30,670,000	30,785,012
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	77,005,000	76,696,980
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	15,148,964	15,133,209
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	6,922,500	6,934,614
Fieldwood Energy LLC, 1st Lien Term Loan, 3.875%, 09/28/18(a)(b)	13,451,288	13,533,475
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)(c)	49,667,896	49,802,496
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	43,981,739	44,195,491

See Notes to Schedules of Portfolio Investments.

Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	1,605,085	1,621,136
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	16,576,751	16,742,519
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	25,821,375	25,982,759
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(b)	13,525,646	13,521,453
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(a)(b)	8,248,908	8,269,531
Sheridan Production Partners I, LLC, Term Loan B2 I-A, 09/25/19(a)(c)(d)	524,160	525,035
Sheridan Production Partners I, LLC, Term Loan B2 I-M, 09/25/19(a)(c)(d)	320,160	320,695
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	8,397,800	8,439,789
TPF Generation Holdings LLC, Term Loan B, 6.500%, 08/16/19(a)(b)	6,348,100	6,443,321
Vantage Drilling Co., Term Loan B, 5.750%, 03/28/19(a)(b)(c)	13,763,531	13,914,104
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	20,550,000	20,781,187

		439,100,753

Packaging & Containers 2.0%
Berry Plastics Holding Corp., Term Loan C, 2.169%, 04/03/15(a)(b)	8,302,123	8,290,002
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)	103,260,165	102,829,570
Berry Plastics Holding Corp., Term Loan E, 01/09/21(a)(c)(d)	13,310,000	13,282,315
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	5,400,450	5,427,452
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	6,765,991	6,952,056
Consolidated Container Co. LLC, New Term Loan, 5.000%, 07/03/19(a)(b)	2,677,322	2,690,709
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/03/18(a)(b)	18,315,000	18,470,678
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(b)	18,521,925	18,748,819

		176,691,601

Real Estate 1.4%
Alliant Holdings I, Inc., New Term Loan B, 4.250%, 12/20/19(a)(b)	10,761,300	10,788,203
CB Richard Ellis Services, Inc., New Term Loan B, 2.915%, 03/29/21(a)(b)	23,864,246	23,933,929
Continental Building Products LLC, 1st Lien Term Loan, 4.750%, 08/14/20(a)(b)	16,902,638	16,892,158
Continental Building Products LLC, 2nd Lien Term Loan, 8.750%, 02/15/21(a)(b)	5,000,000	5,000,000
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	8,967,525	8,989,944
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.250%, 06/27/20(a)(b)(c)	15,456,263	15,494,903
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(b)	6,565,000	6,712,713
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	5,131,798	5,298,581
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	11,306,663	11,346,914
Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 03/26/21(a)(b)	1,000,000	1,021,670
Realogy Corp., Extended Letter of Credit, 4.445%, 10/10/16(a)(b)	749,677	757,407
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(b)	12,763,550	12,895,142

		119,131,564

Retail 7.0%
Academy Ltd., Term Loan, 4.500%, 08/03/18(a)(b)	6,315,063	6,346,638
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(b)	8,567,599	8,597,586
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)(c)	27,237,927	27,362,677
BJ’s Wholesale Club, Inc., New 1st Lien Term Loan, 4.500%, 09/26/19(a)(b)	4,245,688	4,267,468
BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 03/26/20(a)(b)	4,545,000	4,630,219
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	11,800,000	11,888,500
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	56,291,542	56,573,000
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	15,155,000	15,609,650
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	6,364,438	6,380,349
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 07/26/19(a)(b)	5,259,917	5,317,724
HMK Intermediate Holdings LLC, Term Loan, 5.750%, 03/29/19(a)(b)	9,107,775	9,130,544
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	21,090,000	21,414,364
Hudson’s Bay Co., 2nd Lien Term Loan, 8.250%, 11/04/21(a)(b)(c)	26,240,000	27,092,800
J Crew Group, Inc., Term Loan B1, 4.000%, 03/07/18(a)(b)	7,239,989	7,279,736
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)(c)	69,618,641	68,017,413
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,942,237	14,960,914
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	12,661,375	12,700,878
NBTY, Inc., Term Loan B2, 3.500%, 10/01/17(a)(b)	9,075,518	9,124,163
Neiman Marcus Group, Inc. (The), New Term Loan B, 5.000%, 10/26/20(a)(b)	88,400,000	89,419,252

See Notes to Schedules of Portfolio Investments.

Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%-6.250%, 09/27/19(a)(b)	5,458,665	5,485,959
Party City Holdings, Inc., Refinance Term Loan B, 4.250%-5.500%, 07/29/19(a)(b)	14,147,899	14,196,568
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	12,540,318	12,589,351
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(b)	12,757,848	12,819,596
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(b)	18,172,675	18,233,190
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,527,955
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	16,226,641
Sears Holding Corp., Term Loan, 5.500%, 06/30/18(a)(b)	53,035,000	53,326,162
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(b)	10,148,070	10,235,242
Toys ‘R’ US Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	29,040,000	27,905,698
Toys ‘R’ Us-Delaware, Inc., Incremental Term Loan B2, 5.250%, 05/25/18(a)(b)	2,922,844	2,460,684
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	3,932,660	3,310,828
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	8,225,065	7,408,398
True Religion Apparel, Inc., 1st Lien Term Loan, 5.875%, 07/30/19(a)(b)	4,390,000	4,163,169
Vince Intermediate Holding LLC, Term Loan B, 6.000%, 11/04/19(a)(b)	3,590,000	3,616,925

		611,620,241

Semiconductors 1.4%
Freescale Semiconductor, Inc., Term Loan B3, 4.750%, 12/01/16(a)(b)	1,228,188	1,237,780
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	63,708,575	64,311,258
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(b)	11,901,861	11,931,616
ON Semiconductor Corp., Term Loan A, 1.998%, 01/02/18(a)(b)	44,455,655	43,788,820

		121,269,474

Software 0.1%
Sophia, L.P., New Term Loan B, 4.500%, 07/19/18(a)(b)	9,905,910	9,952,369

Telecommunication Services 12.5%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)(c)	56,924,854	57,124,091
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	24,653,471	24,545,735
Atlantic Broadband Finance, LLC, New Term Loan B, 3.250%, 12/02/19(a)(b)	3,273,563	3,259,257
Avaya, Inc., Extended Term Loan B3, 4.736%, 10/26/17(a)(b)(c)	27,818,128	27,178,311
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(b)	10,927,454	11,072,243
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	3,528,338	3,510,696
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	38,346,581	38,378,409
Charter Communications Operating LLC, Term Loan A1, 2.170%, 04/22/18(a)(b)	14,716,316	14,636,553
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	45,357,075	45,002,836
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	32,388,825	32,429,311
Consolidated Communications, Inc., New Term Loan B, 12/13/20(a)(c)(d)	9,760,000	9,821,000
Cricket Communications, Inc., Term Loan, 4.750%, 10/10/19(a)(b)	4,563,900	4,575,310
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(b)	13,706,125	13,751,766
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	63,212,355	63,271,774
Crown Castle Operating Co., Term Loan B2, 01/29/21(a)(c)(d)	13,365,000	13,390,126
CSC Holdings, Inc., New Term Loan A, 2.169%, 04/16/18(a)(b)	19,495,000	19,421,894
CSC Holdings, Inc., New Term Loan B, 2.669%, 04/17/20(a)(b)	57,983,625	57,367,839
DataPipe, Inc., 1st Lien Term Loan, 5.750%, 03/15/19(a)(b)	4,570,463	4,596,194
Evertec, Inc., New Term Loan A, 2.743%, 04/16/18(a)(b)	18,564,000	18,024,530
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(a)(b)	9,090,547	8,840,557
Frontier Communications Corp., Unsecured Term Loan, 3.045%, 10/14/16(a)(b)	12,662,857	12,599,543
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	4,951,919	4,972,568
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(b)	18,202,450	18,422,336
Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 02/21/20(a)(b)	7,530,000	7,731,428
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	57,153,549	57,537,621
Learfield Communications, Inc., 1st Lien Term Loan, 5.000%, 10/08/20(a)(b)	6,735,000	6,802,350
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	29,765,000	29,901,324
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)	112,365,000	113,138,071
Liberty Cablevision of Puerto Rico LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,122,375	7,128,287
Liberty Cablevision of Puerto Rico LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,774,362
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(b)	5,366,653	5,377,815

See Notes to Schedules of Portfolio Investments.

MCC Iowa LLC, Term Loan D2, 1.880%, 01/31/15(a)(b)	2,082,220	2,067,248
Media General, Inc., Delayed Draw Term Loan B, 3.250%-4.250%, 07/31/20(a)(b)	7,990,000	8,064,946
Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(b)	12,529,421	12,410,392
Mediacom Communications Corp., Term Loan G, 4.000%, 01/20/20(a)(b)	25,991,000	25,974,886
Nuance Communications, Inc., Term Loan C, 2.920%, 08/07/19(a)(b)	6,183,925	6,128,517
Peak Ten, Inc., 2018 Term Loan B, 7.250%, 10/25/18(a)(b)	9,157,500	9,249,075
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	30,992,325	30,740,667
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	7,686,950	7,625,454
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	22,202,042	22,275,975
Telx Group, Inc., Term Loan B, 5.250%, 09/26/17(a)(b)	18,242,268	18,318,338
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	27,166,632	27,112,299
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(a)(b)	15,603,192	15,778,728
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	68,835,000	68,938,252
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,718,013	30,694,974
Zayo Group, LLC, PIK, Term Loan B, 4.000%, 07/02/19(a)(b)	61,218,287	61,232,367

		1,092,196,255

Telecommunications 0.6%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	7,084,400	7,066,689
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(b)	23,019,325	23,098,512
Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 04/12/21(a)(b)	3,615,000	3,639,112
Lightsquared LP, Term Loan B, 10/01/14(a)(b)(f)(h)	7,236,851	8,557,576
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	10,751,400	10,758,173

		53,120,062

Transportation 2.5%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(a)(b)	5,298,375	5,364,605
American Airlines, Inc., Exit Term Loan, 3.750%, 06/27/19(a)(b)	62,366,600	62,678,433
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(b)	10,817,015	10,817,015
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(b)	9,249,142	9,230,644
Chrysler Group LLC, 2013 Term Loan, 3.500%, 05/24/17(a)(b)	38,265,965	38,494,413
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	13,145,662	13,112,798
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(b)	18,535,573	18,600,448
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	7,202,250	7,107,756
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	13,738,568	13,772,914
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	9,262,127	9,277,039
State Class Tankers II LLC, Term Loan B, 6.750%, 06/22/20(a)(b)	8,185,000	8,246,388
US Airways Group, Inc., Term Loan B1, 4.000%, 05/23/19(a)(b)	22,010,000	22,136,557

		218,839,010

Utilities 1.6%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(b)	11,492,249	11,556,950
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)(c)	8,149,581	8,394,068
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,865,100	22,632,791
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	14,686,200	14,517,896
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	16,155,000	16,241,591
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)	14,113,062	14,165,986
EFS Cogen Holdings I Inc., Term Loan B, 5.000%, 12/01/20(a)(b)	15,190,000	15,284,937
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	9,255,815	8,605,964
Power Team Services, LLC, Delayed Draw Term Loan, 3.250%-4.250%, 05/06/20(a)(b)	1,430,055	1,408,605
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	11,383,241	11,212,492
Power Team Services, LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,732,200
Raven Power Finance, LLC, Term Loan, 12/19/20(a)(c)(d)	3,000,000	2,992,500
WNA Holdings, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	5,719,395	5,762,291

		140,508,271

Total Bank Loans (Cost $7,912,456,201)		7,975,855,338

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 6.0%
Airlines 0.0%(g)
Air Canada, 6.750%, 10/01/19(a)	330,000	348,150
Air Canada, 8.750%, 04/01/20(a)	1,000,000	1,062,500

		1,410,650

Auto Manufacturers 0.1%
General Motors Co., 3.500%, 10/02/18(a)	4,000,000	4,090,000
General Motors Co., 6.250%, 10/02/43(a)	4,500,000	4,674,375
General Motors Co. Escrow, 7.200%(e)(f)	10,000,000	—
General Motors Co. Escrow, 8.375%(e)(f)	10,000,000	—

		8,764,375

Banks 0.1%
Ally Financial, Inc., 3.500%, 07/18/16	8,000,000	8,254,752

Commercial Services 0.2%
Ceridian Corp., 11.250%, 11/15/15	10,000,000	10,075,000
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	3,715,000	4,026,131

		14,101,131

Computers 0.0%(g)
NCR Escrow Corp., 6.375%, 12/15/23(a)	1,500,000	1,531,875

Diversified Financial Services 0.2%
General Motors Financial Co., Inc., 2.750%, 05/15/16(a)	5,000,000	5,062,500
General Motors Financial Co., Inc., 3.250%, 05/15/18(a)	2,000,000	2,000,000
International Lease Finance Corp., 3.875%, 04/15/18	9,890,000	9,914,725
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	1,500,000	1,428,750
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	1,500,000	1,406,250

		19,812,225

Electric 0.4%
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(a)	34,918,587	35,791,552

Entertainment 0.1%
Diamond Resorts Corp., 12.000%, 08/15/18	491,000	542,555
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18(a)	2,900,000	2,965,250
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20(a)	3,990,000	3,990,000
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(a)	3,335,000	3,593,462

		11,091,267

Food 0.2%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(a)	13,100,000	12,674,250
Post Holdings, Inc., 6.750%, 12/01/21(a)	1,360,000	1,407,600

		14,081,850

Healthcare - Services 0.0%(g)
Tenet Healthcare Corp., 6.000%, 10/01/20(a)	2,320,000	2,421,500

Holding Companies-Diversified 0.0%(g)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(a)	2,195,000	2,326,700

Internet 0.0%(g)
Zayo Escrow Corp., 8.125%, 01/01/20	1,475,000	1,615,125
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,725,663

		4,340,788

Lodging 0.1%
Paris Las Vegas Holding, 11.000%, 10/01/21(a)	5,000,000	5,125,000
Paris Las Vegas Holding LLC, 8.000%, 10/01/20(a)	5,000,000	5,200,000

		10,325,000

See Notes to Schedules of Portfolio Investments.

Media 0.9%
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	9,000,000	8,505,000
Clear Channel Communications, Inc., 9.000%, 12/15/19	10,353,000	10,560,060
Clear Channel Communications, Inc., 11.250%, 03/01/21	1,185,000	1,273,875
DISH DBS Corp., 5.000%, 03/15/23	30,235,000	28,194,137
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,598,975
LIN Television Corp., 8.375%, 04/15/18	17,555,000	18,564,413
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(a)	1,585,000	1,751,425
Univision Communications, Inc., 6.875%, 05/15/19(a)	1,925,000	2,057,344

		74,505,229

Mining 0.0%(g)
Inmet Mining Corp., 8.750%, 06/01/20(a)	1,170,000	1,269,450

Miscellaneous Manufacturer 0.2%
Bombardier, Inc., 4.250%, 01/15/16(a)	15,000,000	15,675,000

Oil & Gas 0.7%
Chesapeake Energy Corp., 3.250%, 03/15/16	10,000,000	10,100,000
MEG Energy Corp., 7.000%, 03/31/24(a)	2,275,000	2,303,438
Plains Exploration & Production Co., 6.125%, 06/15/19	30,426,000	33,276,764
United Refining Co., 10.500%, 02/28/18	9,921,000	11,111,520

		56,791,722

Packaging & Containers 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 5.625%, 12/15/16(a)	10,600,000	10,812,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.000%, 06/15/17(a)	665,000	673,312

		11,485,312

Pharmaceuticals 0.3%
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21(a)	17,000,000	17,085,000
VPII Escrow Corp., 6.750%, 08/15/18(a)	4,300,000	4,724,625
VPII Escrow Corp., 7.500%, 07/15/21(a)	2,150,000	2,359,625

		24,169,250

Pipelines 0.1%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	5,000,000	4,825,000

Real Estate 0.0%(g)
CBRE Services, Inc., 5.000%, 03/15/23	1,015,000	975,669

Retail 0.0%(g)
Neiman Marcus Group Ltd., 8.000%, 10/15/21(a)	1,600,000	1,672,000
rue21, Inc., 9.000%, 10/15/21(a)	2,000,000	1,450,000

		3,122,000

Software 0.1%
Activision Blizzard, Inc., 5.625%, 09/15/21(a)	1,250,000	1,293,750
Activision Blizzard, Inc., 6.125%, 09/15/23(a)	7,500,000	7,818,750
BMC Software Finance, Inc., 8.125%, 07/15/21(a)	370,000	381,100

		9,493,600

Telecommunication Services 2.2%
Altice Financing SA, 6.500%, 01/15/22(a)	1,675,000	1,691,750
Avanti Communications Group PLC, 10.000%, 10/01/19(a)	3,275,000	3,275,000
CenturyLink, Inc., 5.625%, 04/01/20	1,345,000	1,368,538
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(a)	4,920,000	4,680,150
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,750,000	4,101,562
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,378,125

See Notes to Schedules of Portfolio Investments.

Level 3 Communications, Inc., 11.875%, 02/01/19	3,000,000	3,450,000
Level 3 Financing, Inc., 3.846%, 01/15/18(a)(b)	8,000,000	8,050,000
Level 3 Financing, Inc., 6.125%, 01/15/21(a)	10,000,000	10,100,000
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,451,175
Lynx II Corp., 6.375%, 04/15/23(a)	1,600,000	1,628,000
MetroPCS Wireless, Inc., 6.250%, 04/01/21(a)	3,945,000	4,092,937
MetroPCS Wireless, Inc., 6.625%, 04/01/23(a)	2,875,000	2,968,438
NII Capital Corp., 7.625%, 04/01/21	6,500,000	2,665,000
NII International Telecom S.A.R.L., 11.375%, 08/15/19(a)	2,560,000	2,137,600
NII International Telecom SCA, 7.875%, 08/15/19(a)	2,285,000	1,725,175
Satmex Escrow SA de CV, 9.500%, 05/15/17	6,000,000	6,450,000
Softbank Corp., 4.500%, 04/15/20(a)	8,400,000	8,190,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,885,000
Sprint Capital Corp., 8.750%, 03/15/32(i)	1,700,000	1,823,250
Sprint Communications, Inc., 7.000%, 08/15/20	5,680,000	6,148,600
Sprint Corp., 7.125%, 06/15/24(a)	5,950,000	6,039,250
Sprint Corp., 7.875%, 09/15/23(a)	14,720,000	15,824,000
T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	4,070,000
T-Mobile USA, Inc., 6.500%, 01/15/24	5,000,000	5,062,500
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,320,313
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,636,137
T-Mobile USA, Inc., 6.731%, 04/28/22	2,500,000	2,606,250
Trilogy International Partners LLC, 10.250%, 08/15/16(a)	12,958,000	12,958,000
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(a)	30,884,781	32,506,232
Wind Acquisition Finance SA, 7.250%, 02/15/18(a)	9,940,000	10,461,850
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(i)	8,088,000	7,643,160

		188,387,992

Transportation 0.0%(g)
CHC Helicopter SA, 9.375%, 06/01/21	435,000	445,875

Total Corporate Bonds (Cost $518,348,843)		525,399,764

Municipal Bonds 0.2%
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp., Series A, RB, 5.500%, 08/01/37	3,300,000	2,363,196
Puerto Rico Sales Tax Financing Corp., Series A, RB, 5.500%, 08/01/42	6,910,000	4,834,581
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	5,125,000	4,013,183
Puerto Rico Sales Tax Financing Corp., Series A-1, RB, 5.000%, 08/01/43	1,000,000	653,750
Puerto Rico Sales Tax Financing Corp., Series C, RB, 5.250%, 08/01/41	5,285,000	3,611,716

Total Municipal Bonds (Cost $16,123,479)		15,476,426

Preferred Stock 0.0%(g)
Diversified Financial Services 0.0%(g)
GMAC Capital Trust I, Series 2, 8.125%(b)	94,025	2,514,228

Total Preferred Stock (Cost $2,350,625)		2,514,228

Common Stock 0.0%(g)
Energy-Alternate Sources 0.0%(g)
Aventine Renewable Energy Holdings, Inc.*(e)	69,037	690,370

Total Common Stock (Cost $8,201,222)		690,370

Money Market Fund 7.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(j)	662,102,719	662,102,719

Total Money Market Fund (Cost $662,102,719)		662,102,719

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $9,119,583,089) — 105.2%	9,182,038,845
Liabilities in Excess of Other Assets — (5.2)%	(456,975,797)

Net Assets — 100.0%	$8,725,063,048

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 94.6% of net assets as of December 31, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(f)	Security is in default.
(g)	Less than 0.05% of Net Assets.
(h)	Bankrupt issuer.
(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(j)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

PIK	– Payment in-kind
RB	– Revenue Bond

As of December 31, 2013, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Golden Nugget, Inc.	$2,715,000	$(519,410)
Power Team Services, LLC.	807,968	(10,113)

	$3,522,968	$(529,523)

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.1%
Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	5,872,870	5,887,552

Commercial Services 0.3%
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	4,670,176	4,574,811

Food 0.3%
Darling International, Inc., Bridge Term Loan, 10/10/14(a)(c)(d)	5,285,000	5,285,000

Health Care 0.1%
Community Health Systems, Inc., Extended Term Loan, 3.737%-3.747%, 01/25/17(a)(b)	845,273	851,478

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)	4,800,185	4,796,585

Lodging 0.1%
Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	2,570,000	2,570,643

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)	5,791,238	5,767,088

Retail 1.1%
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,736,200	4,627,268
Sears Holding Corp., Term Loan, 5.500%, 06/30/18(a)(b)	9,525,000	9,577,292
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	4,029,059	3,629,013

		17,833,573

Semiconductors 0.5%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	7,895,338	7,970,027

Telecommunication Services 1.8%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)	2,618,550	2,627,715
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	11,848,950	11,858,785
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	5,895,326	5,900,867
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	3,305,000	3,320,137
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	5,305,000	5,312,957

		29,020,461

Total Bank Loans (Cost $84,605,488)		84,557,218

Corporate Bonds 88.6%
Aerospace/Defense 0.7%
BE Aerospace, Inc., 5.250%, 04/01/22	4,915,000	4,988,725
Ducommun, Inc., 9.750%, 07/15/18	3,230,000	3,593,375
GenCorp, Inc., 7.125%, 03/15/21	3,140,000	3,359,800

		11,941,900

Airlines 1.5%
Air Canada, 6.750%, 10/01/19(a)	20,000,000	21,100,000
American Airlines, 2013-2 Class B, 5.600%, 07/15/20(a)	4,405,000	4,449,050

		25,549,050

See Notes to Schedules of Portfolio Investments.

Auto Manufacturers 1.0%
General Motors Co., 3.500%, 10/02/18(a)	12,345,000	12,622,763
General Motors Co., 6.250%, 10/02/43(a)	4,000,000	4,155,000

		16,777,763

Auto Parts & Equipment 1.0%
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,426,580
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(a)	6,645,000	7,043,700

		16,470,280

Banks 2.1%
Ally Financial, Inc., 7.500%, 09/15/20(e)	12,801,000	14,913,165
Ally Financial, Inc., 8.000%, 11/01/31	11,290,000	13,505,662
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	2,505,000	2,492,475
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(a)	2,685,000	2,926,650

		33,837,952

Building Materials 2.1%
Building Materials Corp. of America, 6.750%, 05/01/21(a)	2,885,000	3,123,012
Cemex Finance LLC, 9.375%, 10/12/22(a)	9,900,000	11,162,250
Cemex SAB de CV, 5.875%, 03/25/19(a)(f)	2,775,000	2,781,938
Cemex SAB de CV, 7.250%, 01/15/21(a)	5,000,000	5,175,000
Masco Corp., 5.950%, 03/15/22	5,540,000	5,858,550
US Concrete, Inc., 8.500%, 12/01/18(a)	3,000,000	3,067,500
USG Corp., 5.875%, 11/01/21(a)	3,400,000	3,536,000

		34,704,250

Chemicals 0.5%
Huntsman International LLC, 8.625%, 03/15/21(f)	1,055,000	1,192,150
Kinove German Bondco GmbH, 9.625%, 06/15/18(a)	3,647,000	4,029,935
Nufarm Australia Ltd., 6.375%, 10/15/19(a)	3,280,000	3,394,800

		8,616,885

Coal 0.7%
Natural Resource Partners LP, 9.125%, 10/01/18(a)	3,765,000	3,849,713
Peabody Energy Corp., 6.250%, 11/15/21(f)	6,780,000	6,847,800

		10,697,513

Commercial Services 3.9%
FTI Consulting, Inc., 6.000%, 11/15/22	3,750,000	3,796,875
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	13,724,000	14,873,385
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,610,525
Lender Processing Services, Inc., 5.750%, 04/15/23	3,760,000	3,891,600
Live Nation Entertainment, Inc., 7.000%, 09/01/20(a)	2,475,000	2,685,375
National Money Mart Co., 10.375%, 12/15/16	2,720,000	2,760,800
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	8,375,000	8,982,188
RR Donnelley & Sons Co., 6.500%, 11/15/23	5,080,000	5,130,800
TMS International Corp., 7.625%, 10/15/21(a)	8,591,000	9,127,937

		55,859,485

Computers 1.0%
j2 Global, Inc., 8.000%, 08/01/20	5,565,000	6,010,200
NCR Escrow Corp., 5.875%, 12/15/21(a)	4,355,000	4,436,656
NCR Escrow Corp., 6.375%, 12/15/23(a)	5,300,000	5,412,625

		15,859,481

Diversified Financial Services 4.4%
Aircastle Ltd., 7.625%, 04/15/20	6,430,000	7,217,675
CNG Holdings, Inc., 9.375%, 05/15/20(a)	5,520,000	5,078,400
Community Choice Financial, Inc., 10.750%, 05/01/19	3,970,000	3,324,875

See Notes to Schedules of Portfolio Investments.

Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(a)(f)	8,770,000	8,693,262
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20(a)(f)	4,970,000	5,119,100
ILFC E-Capital Trust I, 5.460%, 12/21/65(a)(b)(f)	12,420,000	11,364,300
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	2,353,050
International Lease Finance Corp., 6.250%, 05/15/19	945,000	1,022,963
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	5,270,000	5,480,800
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(a)(f)	1,855,000	1,836,450
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,515,000	4,300,537
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	4,525,000	4,242,188
SLM Corp., 4.875%, 06/17/19, MTN	4,575,000	4,558,772
SLM Corp., 5.500%, 01/15/19, MTN	4,110,000	4,265,161
SquareTwo Financial Corp., 11.625%, 04/01/17(f)	3,570,000	3,690,488

		72,548,021

Electric 2.7%
Calpine Corp., 5.875%, 01/15/24(a)	3,540,000	3,460,350
Calpine Corp., 6.000%, 01/15/22(a)	4,400,000	4,510,000
Calpine Corp., 7.500%, 02/15/21(a)	1,901,000	2,074,466
Calpine Corp., 7.875%, 01/15/23(a)	5,043,000	5,509,477
Dynegy, Inc., 5.875%, 06/01/23(a)	12,540,000	11,850,300
GenOn Energy, Inc., 9.500%, 10/15/18	490,000	554,925
GenOn Energy, Inc., 9.875%, 10/15/20	10,024,000	11,126,640
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,487,663

		44,573,821

Electrical Components & Equipment 0.2%
GrafTech International Ltd., 6.375%, 11/15/20	3,750,000	3,843,750

Electronics 0.5%
APX Group, Inc., 6.375%, 12/01/19	8,620,000	8,749,300

Energy-Alternate Sources 0.3%
First Wind Capital LLC, 10.250%, 06/01/18(a)	5,075,000	5,557,125

Engineering & Construction 0.7%
Aguila 3 SA, 7.875%, 01/31/18(a)	8,625,000	9,142,500
Dycom Investments, Inc., 7.125%, 01/15/21	2,570,000	2,769,175

		11,911,675

Entertainment 2.3%
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,226,400
Diamond Resorts Corp., 12.000%, 08/15/18	8,020,000	8,862,100
Gibson Brands, Inc., 8.875%, 08/01/18(a)(f)	2,882,000	3,040,510
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18(a)	3,000,000	3,067,500
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20(a)	13,635,000	13,635,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23(a)	6,545,000	6,430,462

		38,261,972

Environmental Control 1.6%
Clean Harbors, Inc., 5.125%, 06/01/21	2,595,000	2,620,950
Clean Harbors, Inc., 5.250%, 08/01/20(f)	1,390,000	1,431,700
Covanta Holding Corp., 7.250%, 12/01/20	2,805,000	3,062,202
Darling Escrow Corp., 5.375%, 01/15/22(a)(c)	3,590,000	3,616,925
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(f)	16,460,000	16,048,500

		26,780,277

Food 2.2%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(a)(f)	17,635,000	17,061,862
Post Holdings, Inc., 6.750%, 12/01/21(a)	7,760,000	8,031,600
Post Holdings, Inc., 7.375%, 02/15/22(a)	3,730,000	3,991,100
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,666,100
		35,750,662

See Notes to Schedules of Portfolio Investments.

Forest Products & Paper 0.1%
Resolute Forest Products, Inc., 5.875%, 05/15/23(a)	2,412,000	2,231,100

Gas 0.5%
Sabine Pass LNG LP, 6.500%, 11/01/20	5,775,000	5,991,563
Sabine Pass LNG LP, 7.500%, 11/30/16	1,385,000	1,565,050

		7,556,613

Healthcare - Products 0.6%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	5,700,000	6,555,000
Physio-Control International, Inc., 9.875%, 01/15/19(a)	3,087,000	3,457,440

		10,012,440

Holding Companies-Diversified 0.4%
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(a)	6,615,000	6,714,225

Home Builders 1.0%
Allegion US Holding Co., 5.750%, 10/01/21(a)	1,447,000	1,504,880
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(a)(f)	2,665,000	2,764,938
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(a)	2,865,000	2,879,325
KB Home, 7.500%, 09/15/22	2,775,000	2,920,687
KB Home, 9.100%, 09/15/17	3,180,000	3,728,550
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(a)	3,395,000	3,301,637

		17,100,017

Household Products/Wares 0.9%
Reynolds Group Holdings, 6.875%, 02/15/21	6,325,000	6,815,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	7,845,000	8,668,725

		15,483,913

Housewares 0.3%
Libbey Glass, Inc., 6.875%, 05/15/20	4,073,000	4,398,840

Insurance 1.6%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)(f)	4,525,000	3,552,125
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66, Series A(b)(f)	7,037,000	6,122,190
Genworth Financial, Inc., 6.150%, 11/15/66(b)	4,605,000	4,075,425
MBIA, Inc., 5.700%, 12/01/34	3,770,000	3,138,525
MBIA, Inc., 6.625%, 10/01/28	5,295,000	4,871,400
White Mountains Re Group Ltd., 7.506% (a)(b)(g)	5,270,000	5,430,566

		27,190,231

Internet 0.8%
Mood Media Corp., 9.250%, 10/15/20(a)(f)	4,065,000	3,587,363
Pacnet Ltd., 9.000%, 12/12/18(a)	1,600,000	1,630,000
Zayo Escrow Corp., 8.125%, 01/01/20	7,000,000	7,665,000

		12,882,363

Iron/Steel 0.4%
JMC Steel Group, 8.250%, 03/15/18(a)(f)	6,855,000	6,923,550

Leisure Time 0.3%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	4,390,000	4,960,700

Lodging 3.3%
Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	15,130,000	14,562,625
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20(f)	3,360,000	3,267,600

See Notes to Schedules of Portfolio Investments.

Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	7,755,000	7,832,550
Harrahs Operating, Inc., 11.250%, 06/01/17	3,275,000	3,332,312
Paris Las Vegas Holding LLC, 8.000%, 10/01/20(a)(f)	23,920,000	24,876,800

		53,871,887

Machinery-Diversified 0.3%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	4,805,000	5,453,675

Media 7.3%
Block Communications, Inc., 7.250%, 02/01/20(a)	3,260,000	3,455,600
Cablevision Systems Corp., 8.000%, 04/15/20	4,490,000	5,017,575
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	4,170,000	3,867,675
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22(f)	1,015,000	947,756
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23(a)	5,230,000	4,955,425
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	24,795,000	23,431,275
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	6,395,000	6,482,931
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22(e)	9,425,000	9,625,281
DISH DBS Corp., 5.000%, 03/15/23(e)	13,670,000	12,747,275
DISH DBS Corp., 5.125%, 05/01/20	4,155,000	4,165,388
DISH DBS Corp., 5.875%, 07/15/22(e)	21,765,000	21,765,000
LIN Television Corp., 6.375%, 01/15/21	2,375,000	2,470,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(a)(f)	3,390,000	3,745,950
Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19(a)	4,220,000	4,568,150
Univision Communications, Inc., 5.125%, 05/15/23(a)(f)	3,090,000	3,086,138
Univision Communications, Inc., 6.750%, 09/15/22(a)	8,720,000	9,548,400

		119,879,819

Mining 2.5%
Century Aluminum Co., 7.500%, 06/01/21(a)	3,100,000	3,022,500
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(a)(f)	5,835,000	6,360,150
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(a)(f)	12,890,000	14,469,025
Inmet Mining Corp., 8.750%, 06/01/20(a)	10,135,000	10,996,475
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,226,250
Vulcan Materials Co., 7.500%, 06/15/21	3,345,000	3,813,300

		41,887,700

Miscellaneous Manufacturer 1.5%
Amsted Industries, Inc., 8.125%, 03/15/18(a)	3,935,000	4,146,506
Bombardier, Inc., 5.750%, 03/15/22(a)(e)	6,890,000	6,838,325
Bombardier, Inc., 6.125%, 01/15/23(a)(e)	8,120,000	8,059,100
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,608,475

		24,652,406

Oil & Gas 8.9%
Chesapeake Energy Corp., 6.875%, 11/15/20(f)	2,060,000	2,327,800
Chesapeake Energy Corp., 7.250%, 12/15/18(f)	3,105,000	3,586,275
CITGO Petroleum Corp., 11.500%, 07/01/17(a)	2,910,000	3,186,450
Hercules Offshore, Inc., 7.125%, 04/01/17(a)	5,075,000	5,398,531
Hercules Offshore, Inc., 7.500%, 10/01/21(a)	13,975,000	14,813,500
Hercules Offshore, Inc., 8.750%, 07/15/21(a)	3,175,000	3,540,125
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19	4,450,000	4,539,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	4,865,000	5,254,200
MEG Energy Corp., 6.375%, 01/30/23(a)	7,395,000	7,441,219
MEG Energy Corp., 7.000%, 03/31/24(a)	11,185,000	11,324,812
Oasis Petroleum, Inc., 6.875%, 03/15/22(a)	3,610,000	3,826,600
Oasis Petroleum, Inc., 6.875%, 01/15/23	5,165,000	5,500,725
Offshore Drilling Holding SA, 8.375%, 09/20/20(a)	4,700,000	5,005,500
PetroQuest Energy, Inc., 10.000%, 09/01/17	3,770,000	3,911,375

See Notes to Schedules of Portfolio Investments.

Plains Exploration & Production Co., 6.625%, 05/01/21	6,685,000	7,330,410
Plains Exploration & Production Co., 6.750%, 02/01/22	3,555,000	3,915,918
Plains Exploration & Production Co., 6.875%, 02/15/23	3,820,000	4,259,300
Range Resources Corp., 5.000%, 08/15/22	2,880,000	2,829,600
Range Resources Corp., 5.000%, 03/15/23	6,570,000	6,422,175
Rex Energy Corp., 8.875%, 12/01/20	5,621,000	6,154,995
SandRidge Energy, Inc., 7.500%, 03/15/21(e)	10,170,000	10,653,075
SandRidge Energy, Inc., 8.125%, 10/15/22	2,150,000	2,279,000
Ultra Petroleum Corp., 5.750%, 12/15/18(a)	3,400,000	3,493,500
United Refining Co., 10.500%, 02/28/18	11,319,000	12,677,280
WPX Energy, Inc., 6.000%, 01/15/22	7,735,000	7,735,000

		147,406,365

Oil & Gas Services 1.8%
Cie Generale de Geophysique—Veritas, 6.500%, 06/01/21	4,275,000	4,381,875
Forum Energy Technologies, Inc., 6.250%, 10/01/21 (a)	5,499,000	5,773,950
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,685,000	4,591,300
Oil States International, Inc., 5.125%, 01/15/23	3,220,000	3,630,550
Oil States International, Inc., 6.500%, 06/01/19	10,685,000	11,366,169

		29,743,844

Packaging & Containers 0.7%
Sealed Air Corp., 8.125%, 09/15/19(a)	5,095,000	5,719,138
Sealed Air Corp., 8.375%, 09/15/21(a)	5,060,000	5,743,100

		11,462,238

Pharmaceuticals 1.7%
ConvaTec Healthcare, 10.500%, 12/15/18(a)	2,850,000	3,202,688
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,418,650
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,792,700
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	2,460,000	2,632,200
Valeant Pharmaceuticals International, 7.000%, 10/01/20(a)	3,900,000	4,202,250
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (a)(f)	1,955,000	1,964,775
VPII Escrow Corp., 6.750%, 08/15/18(a)	5,000,000	5,493,750
VPII Escrow Corp., 7.500%, 07/15/21(a)	4,515,000	4,955,212

		28,662,225

Pipelines 2.5%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21(f)	5,555,000	5,916,075
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	3,120,000	3,338,400
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 03/01/22(a)	5,680,000	5,822,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	2,035,000	2,050,262
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	615,000	650,363
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(a)(e)	15,985,000	15,625,337
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(a)	4,650,000	4,347,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21(f)	3,000,000	3,090,000

		40,840,187

Real Estate 1.0%
CBRE Services, Inc., 5.000%, 03/15/23	4,145,000	3,984,381
Howard Hughes Corp., 6.875%, 10/01/21(a)	11,800,000	12,272,000

		16,256,381

Real Estate Investment Trust 0.3%
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	4,000,000	4,280,000

Retail 1.9%
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,977,905
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,182,750

See Notes to Schedules of Portfolio Investments.

Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,828,700
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,208,006
Sears Holdings Corp., 6.625%, 10/15/18(f)	19,315,000	17,480,075

		30,677,436

Semiconductors 0.4%
Advanced Micro Devices, Inc., 7.500%, 08/15/22	3,100,000	3,007,000
Advanced Micro Devices, Inc., 7.750%, 08/01/20(f)	1,650,000	1,637,625
Magnachip Semiconductor Corp., 6.625%, 07/15/21(f)	1,604,000	1,632,070

		6,276,695

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	5,085,000	5,580,788

Software 1.6%
Activision Blizzard, Inc., 5.625%, 09/15/21(a)	11,810,000	12,223,350
Activision Blizzard, Inc., 6.125%, 09/15/23(a)	5,270,000	5,493,975
Audatex North America, Inc., 6.000%, 06/15/21(a)	1,820,000	1,906,450
Audatex North America, Inc., 6.125%, 11/01/23(a)	1,097,000	1,129,910
First Data Corp., 6.750%, 11/01/20(a)	5,215,000	5,423,600

		26,177,285

Storage/Warehousing 0.8%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	12,604,000	13,108,160

Telecommunication Services 14.0%
Altice Financing SA, 6.500%, 01/15/22(a)	8,150,000	8,231,500
Altice Finco SA, 8.125%, 01/15/24(a)	1,910,000	1,981,625
Avanti Communications Group PLC, 10.000%, 10/01/19(a)	7,430,000	7,430,000
CenturyLink, Inc., 5.625%, 04/01/20	2,075,000	2,111,313
Consolidated Communications Finance Co., 10.875%, 06/01/20	2,190,000	2,523,975
DigitalGlobe, Inc., 5.250%, 02/01/21(a)	2,115,000	2,062,125
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	2,960,638
Hughes Satellite Systems Corp., 7.625%, 06/15/21(f)	1,270,000	1,416,050
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,784,850
Level 3 Financing, Inc., 6.125%, 01/15/21(a)	16,815,000	16,983,150
Level 3 Financing, Inc., 8.125%, 07/01/19	2,010,000	2,200,950
Level 3 Financing, Inc., 8.625%, 07/15/20	9,065,000	10,152,800
Level 3 Financing, Inc., 9.375%, 04/01/19	5,000,000	5,593,750
Lynx II Corp., 6.375%, 04/15/23(a)	3,125,000	3,179,688
MetroPCS Wireless, Inc., 6.250%, 04/01/21(a)	6,680,000	6,930,500
MetroPCS Wireless, Inc., 6.625%, 04/01/23(a)(f)	3,210,000	3,314,325
NII Capital Corp., 7.625%, 04/01/21(e)	8,338,000	3,418,580
NII Capital Corp., 8.875%, 12/15/19(f)	3,825,000	1,644,750
NII International Telecom S.A.R.L., 11.375%, 08/15/19(a)(f)	6,700,000	5,594,500
NII International Telecom SCA, 7.875%, 08/15/19(a)(f)	6,240,000	4,711,200
Sable International Finance Ltd., 8.750%, 02/01/20(a)	3,515,000	3,954,375
Satmex Escrow SA de CV, 9.500%, 05/15/17	2,075,000	2,230,625
SBA Telecommunications, Inc., 5.750%, 07/15/20	5,625,000	5,850,000
Softbank Corp., 4.500%, 04/15/20(a)	7,715,000	7,522,125
Sprint Capital Corp., 6.875%, 11/15/28(e)	8,800,000	8,294,000
Sprint Capital Corp., 8.750%, 03/15/32(e)	8,005,000	8,585,362
Sprint Communications, Inc., 6.000%, 11/15/22	1,335,000	1,301,625
Sprint Communications, Inc., 7.000%, 08/15/20(e)	9,310,000	10,078,075
Sprint Corp., 7.875%, 09/15/23(a)	11,215,000	12,056,125
T-Mobile USA, Inc., 6.125%, 01/15/22	3,660,000	3,724,050
T-Mobile USA, Inc., 6.500%, 01/15/24	4,575,000	4,632,187
T-Mobile USA, Inc., 6.542%, 04/28/20	7,400,000	7,862,500
T-Mobile USA, Inc., 6.633%, 04/28/21	6,665,000	7,014,912
T-Mobile USA, Inc., 6.731%, 04/28/22	5,935,000	6,187,237

See Notes to Schedules of Portfolio Investments.

T-Mobile USA, Inc., 6.836%, 04/28/23	4,225,000	4,383,437
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,855,000	3,787,538
ViaSat, Inc., 6.875%, 06/15/20	7,760,000	8,206,200
West Corp., 8.625%, 10/01/18	2,690,000	2,925,375
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(a)(f)	9,055,175	9,530,572
Wind Acquisition Finance SA, 7.250%, 02/15/18(a)	10,405,000	10,951,262
Wind Acquisition Finance SA, 11.750%, 07/15/17(a)	3,985,000	4,239,044

		230,542,895

Transportation 1.9%
CHC Helicopter SA, 9.250%, 10/15/20	13,755,000	14,821,012
Eletson Holdings, 9.625%, 01/15/22(a)	5,365,000	5,499,125
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(a)	3,182,000	3,245,640
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(a)	3,920,000	3,939,600
Topaz Marine SA, 8.625%, 11/01/18(a)	3,755,000	3,783,163

		31,288,540

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	1,600,000	1,696,000

Total Corporate Bonds (Cost $1,410,477,951)		1,463,489,680

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.1%
0.000%, 03/06/14	2,000,000	1,999,816

Total U.S. Treasury Obligation (Cost $1,999,842)		1,999,816

Short-Term Investment 8.9%
RidgeWorth Funds Securities Lending Joint Account(h)	145,888,524	145,888,524

Total Short-Term Investment (Cost $145,888,524)		145,888,524

Money Market Fund 4.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	80,543,916	80,543,916

Total Money Market Fund (Cost $80,543,916)		80,543,916

Total Investments (Cost $1,723,515,721) — 107.6%		1,776,479,154
Liabilities in Excess of Other Assets — (7.6)%		(124,980,777)

Net Assets — 100.0%		$1,651,498,377

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 49.5% of net assets as of December 31, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $142,948,281.
(g)	Perpetual maturity.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2 (i)).
(i)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind
ULC	– Unlimited Liability Company

Centrally Cleared Credit Default Swap Agreements - Buy Protection

At December 31, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Broker (Exchange)		Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	JPMorgan	(CME)	$129,500,000	5.000%	06/20/18	2.682%	$12,328,992	$5,965,422
CDX.NA.HY.20	JPMorgan	(CME)	113,500,000	5.000	06/20/18	2.682	(10,805,719)	(4,416,838)

							$1,523,273	$1,548,584

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 12.4%
Automobiles 10.2%
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	776,196	777,978
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	719,424	720,841
Honda Auto Receivables Owner Trust, Series 2011-3, Cl A4, 1.170%, 12/21/17	500,000	503,238
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	700,000	699,772
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	925,000	934,942
Nissan Auto Receivables Owner Trust, Series 2010-A, Cl A4, 1.310%, 09/15/16	288,966	289,485
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,033,470	1,036,361

		4,962,617

Credit Card 0.9%
American Express Credit Account Master Trust, Series 2013-2, Cl A, 0.587%, 05/17/21 (a)	410,000	410,822

Other 0.4%
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	214,275	214,472

Student Loan Asset Backed Security 0.9%
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.425%, 05/25/18(a)	457,729	457,742

Total Asset-Backed Securities (Cost $6,036,945)		6,045,653

Collateralized Mortgage Obligations 22.1%
Agency Collateralized Mortgage Obligations 6.8%
Federal National Mortgage Association
Series 2009-37, Cl HA, 4.000%, 04/25/19	853,122	895,532
Series 2011-38, Cl AH, 2.750%, 05/25/20	2,311,967	2,386,430

		3,281,962

Commercial Mortgage Backed Securities 15.3%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	212,189	212,065
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)	605,000	634,598

		846,663

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(a)	335,000	349,404

CS First Boston Mortgage Securities Corp.
Series 2004-C5, Cl A3, 4.499%, 11/15/37	1,003,770	1,002,114
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)	595,000	631,864

		1,633,978

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Cl A7A, 4.974%, 07/10/45(a)	835,000	876,191

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	244,313	244,343

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(a)	1,040,330	1,092,732

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.494%, 06/15/29(a)	145,322	146,290

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	643,319	644,821

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(a)	348,085	366,818
Series 2005-C22, Cl A4, 5.289%, 12/15/44(a)	1,175,000	1,250,789

		1,617,607

		7,452,029

Total Collateralized Mortgage Obligations (Cost $10,583,740)		10,733,991

Corporate Bonds 48.5%
Auto Manufacturers 3.8%
Daimler Finance North America LLC, 1.102%, 08/01/18(a)(b)	295,000	296,588
Daimler Finance North America LLC, 1.450%, 08/01/16(b)	440,000	442,621
General Motors Co., 3.500%, 10/02/18(b)	360,000	368,100
Kia Motors Corp., 3.625%, 06/14/16(b)	500,000	522,181
PACCAR Financial Corp., 0.842%, 12/06/18, MTN(a)	200,000	200,287

		1,829,777

Banks 12.8%
Bank of America Corp., 3.625%, 03/17/16, MTN	500,000	526,033
Bank of Montreal, 2.500%, 01/11/17, MTN	705,000	726,213
Bank of Nova Scotia, 0.428%, 02/19/15	280,000	280,415
Branch Banking & Trust Co., 0.564%, 09/13/16(a)	630,000	625,383
Capital One Financial Corp., 6.750%, 09/15/17	345,000	403,203
Citigroup, Inc., 1.300%, 11/15/16	405,000	403,587
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	595,000	676,478
JPMorgan Chase & Co., 6.125%, 06/27/17	335,000	380,499
Morgan Stanley, 5.375%, 10/15/15	550,000	591,564
PNC Funding Corp., 2.700%, 09/19/16	580,000	604,977
Toronto-Dominion Bank (The), 1.500%, 09/09/16, MTN	445,000	450,466
Wells Fargo & Co., 1.250%, 07/20/16	560,000	564,154

		6,232,972

Chemicals 0.5%
Sherwin-Williams Co. (The), 3.125%, 12/15/14	245,000	250,889

Commercial Services 0.9%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	335,000	335,265
ERAC USA Finance LLC, 2.250%, 01/10/14(b)	125,000	125,038

		460,303

Computers 0.7%
Hewlett-Packard Co., 3.000%, 09/15/16	330,000	343,273

Distribution/Wholesale 0.8%
Glencore Funding LLC, 1.396%, 05/27/16(a)(b)	380,000	378,222

Diversified Financial Services 4.8%
American Express Credit Corp., 1.300%, 07/29/16	550,000	554,256
Ford Motor Credit Co. LLC, Series 00, 0.992%, 01/17/17, MTN(a)	175,000	175,681
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	355,000	395,437
General Electric Capital Corp., 0.957%, 04/02/18(a)	810,000	816,425
Woodside Finance Ltd., 4.500%, 11/10/14(b)	395,000	407,220

		2,349,019

See Notes to Schedules of Portfolio Investments.

Electric 3.2%
Constellation Energy Group, Inc., 4.550%, 06/15/15	340,000	356,908
Duke Energy Corp., 3.950%, 09/15/14	395,000	404,376
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	405,000	406,806
Nisource Finance Corp., 5.400%, 07/15/14	290,000	297,131
PSEG Power LLC, 2.750%, 09/15/16	100,000	103,551

		1,568,772

Food 0.6%
Kraft Foods Group, Inc., 1.625%, 06/04/15	270,000	273,429

Healthcare - Services 1.7%
Providence Health & Services - Washington, 1.047%, 10/01/16(a)	495,000	492,205
WellPoint, Inc., 5.000%, 12/15/14	330,000	344,140

		836,345

Holding Companies-Diversified 0.8%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	395,000	401,822

Housewares 0.4%
Newell Rubbermaid, Inc., 2.050%, 12/01/17	210,000	208,075

Insurance 3.1%
MetLife, Inc., 6.750%, 06/01/16	480,000	545,775
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(b)	952,000	981,492

		1,527,267

Media 3.8%
CBS Corp., 4.625%, 05/15/18	380,000	411,950
Comcast Corp., 5.900%, 03/15/16	510,000	563,238
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.750%, 10/01/14	500,000	514,876
Viacom, Inc., 1.250%, 02/27/15	345,000	346,718

		1,836,782

Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	275,000	274,328

Oil & Gas 3.3%
BP Capital Markets PLC, 3.200%, 03/11/16	630,000	661,550
Devon Energy Corp., 1.875%, 05/15/17	390,000	392,841
Marathon Oil Corp., 0.900%, 11/01/15	270,000	270,225
Petrohawk Energy Corp., 7.250%, 08/15/18	245,000	264,110

		1,588,726

Pipelines 3.6%
Enbridge, Inc., 0.897%, 10/01/16(a)	110,000	110,418
Energy Transfer Partners LP, 5.950%, 02/01/15	325,000	342,403
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	310,000	322,012
Spectra Energy Capital LLC, 5.500%, 03/01/14	345,000	347,686
Sunoco Logistics Partners Operations LP, 8.750%, 02/15/14	340,000	342,994
Williams Partners LP, 3.800%, 02/15/15	260,000	268,611

		1,734,124

Software 0.4%
Fiserv, Inc., 3.125%, 10/01/15	180,000	186,362

Telecommunication Services 1.8%
American Tower Corp., 4.500%, 01/15/18	280,000	299,953
AT&T, Inc., 2.400%, 08/15/16	390,000	401,055
Verizon Communications, Inc., 2.500%, 09/15/16	160,000	165,446

		866,454

See Notes to Schedules of Portfolio Investments.

Transportation 0.9%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	420,000	422,096

Total Corporate Bonds (Cost $23,451,617)		23,569,037

Municipal Bond 1.5%
South Carolina 1.5%
South Carolina State Public Service Authority, Series D, 1.269%, 06/01/16, RB(a)	725,000	730,387

Total Municipal Bond (Cost $725,000)		730,387

U.S. Government Agency Mortgages 10.1%
Federal National Mortgage Association
Pool #725877, 5.250%, 09/01/14	286,342	286,389
Pool #462085, 5.315%, 11/01/15	1,630,107	1,731,167
Pool #745935, 5.681%, 08/01/16	323,346	352,816
Pool #745889, 5.970%, 08/01/16	2,283,062	2,535,807

Total U.S. Government Agency Mortgages (Cost $4,693,027)		4,906,179

Money Market Fund 4.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	2,382,379	2,382,379

Total Money Market Fund (Cost $2,382,379)		2,382,379

Total Investments (Cost $47,872,708) — 99.5%		48,367,626
Other Assets in Excess of Liabilities — 0.5%		235,304

Net Assets — 100.0%		$48,602,930

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.8% of net assets as of December 31, 2013.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 81.3%
Georgia 5.0%
Gwinnett County School District, GO, 5.000%, 02/01/19	1,000,000	1,176,270
Gwinnett County School District, GO, 5.000%, 02/01/21	375,000	444,315

		1,620,585

Hawaii 1.3%
Hawaii State, GO, 5.000%, 05/01/15	400,000	425,184

Kentucky 3.8%
Kentucky Public Transportation Infrastructure Authority, RB, 5.000%, 07/01/17	1,100,000	1,214,158

Maryland 1.8%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	563,965

Michigan 3.7%
University of Michigan, Series A, RB, 0.020%, 04/01/38(a)(b)	1,200,000	1,200,000

Mississippi 2.6%
Mississippi Development Bank, RB, 5.000%, 11/01/20, Pre-refunded 11/01/2014 @ 100, AMBAC	815,000	847,135

New Jersey 6.2%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/25, Pre-refunded 03/01/2015 @ 100(a)	1,500,000	1,586,895
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	430,140

		2,017,035

New York 10.0%
New York City, Series F, GO, 0.030%, 03/01/42(a)(b)	1,200,000	1,200,000
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	423,396
New York State Urban Development Corp., Series A, RB, 5.000%, 03/15/14	490,000	494,964
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,106,220

		3,224,580

North Carolina 3.1%
University of North Carolina at Chapel Hill, Series B, RB, 0.050%, 02/15/31(b)	1,015,000	1,015,000

Ohio 3.0%
Columbus, Series A, GO, 3.000%, 02/15/14(a)	450,000	451,580
Ohio State Water Development Authority, RB, 4.750%, 12/01/22, Pre-refunded 06/01/2014 @ 100	500,000	509,570

		961,150

Oklahoma 5.3%
Oklahoma Capital Improvement Authority, RB, 0.060%, 07/01/31(b)	1,290,000	1,290,000
Oklahoma City, GO, 4.000%, 03/01/15	400,000	417,672

		1,707,672

See Notes to Schedules of Portfolio Investments.

Tennessee 1.2%
Hamilton County, Series A, GO, 4.000%, 01/01/14(a)	400,000	400,000

Texas 17.4%
City Public Service Board of San Antonio, RB, 4.000%, 02/01/15(a)	1,000,000	1,040,860
Grand Parkway Transportation Corp., Series C, RB, 2.000%, 10/01/17(a)(b)	1,250,000	1,252,425
Northside Independent School District, GO, 5.000%, 02/15/19, PSF-GTD	2,000,000	2,349,000
Texas State, Series F, GO, 5.000%, 08/01/21	875,000	960,986

		5,603,271

Virginia 6.6%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/19	500,000	590,850
Fairfax County, Series A, GO, 5.000%, 04/01/16, Pre-refunded 04/01/2014 @ 100, State Aid Withholding	265,000	268,225
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/15	1,200,000	1,267,536

		2,126,611

West Virginia 3.2%
West Virginia State, 5.000%, 11/01/14, NATL-RE(a)	1,000,000	1,040,060

Wisconsin 7.1%
Wisconsin State, GO, 5.000%, 05/01/18(c)	2,000,000	2,303,080

Total Municipal Bonds (Cost $26,137,377)		26,269,486

Money Market Fund 24.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	7,897,429	7,897,429

Total Money Market Fund (Cost $7,897,429)		7,897,429

Total Investments (Cost $34,034,806) — 105.8%		34,166,915
Liabilities in Excess of Other Assets — (5.8)%		(1,865,901)

Net Assets — 100.0%		$32,301,014

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 88.2%
U.S. Treasury Notes 88.2%
0.250%, 04/30/14	520,000	520,264
0.250%, 02/15/15	1,000,000	1,000,703
2.375%, 02/28/15	720,000	738,028
2.500%, 04/30/15	3,205,000	3,301,775
1.750%, 07/31/15	1,795,000	1,836,859
0.875%, 12/31/16	420,000	420,919
0.750%, 06/30/17	1,275,000	1,261,553

Total U.S. Treasury Obligations (Cost $9,040,105)		9,080,101

Money Market Fund 2.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	283,177	283,177

Total Money Market Fund (Cost $283,177)		283,177

Total Investments (Cost $9,323,282) — 91.0%		9,363,278
Other Assets in Excess of Liabilities — 9.0%		928,132

Net Assets — 100.0%		$10,291,410

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.7%
Credit Card 1.2%
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.447%, 01/15/19(a)	2,624,000	2,595,962
Citibank Credit Card Issuance Trust, Series 2013-A11, Cl A11, 0.408%, 02/07/18(a)	11,046,000	11,049,049

		13,645,011

Home Equity 0.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.595%, 07/25/35(a)	4,743,812	4,662,252

Manufactured Housing 0.4%
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,660,000	4,819,651

Other 0.7%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	7,030,475	7,451,889

Total Asset-Backed Securities (Cost $30,121,919)		30,578,803

Collateralized Mortgage Obligations 6.1%
Agency Collateralized Mortgage Obligations 3.7%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,366,874	2,350,744
Series 3800, Cl CB, 3.500%, 02/15/26	2,820,000	2,773,916
Series 3806, Cl L, 3.500%, 02/15/26	6,923,000	6,828,854
Series 3816, Cl HA, 3.500%, 11/15/25	781,547	771,310
Series 3829, Cl BE, 3.500%, 03/15/26	3,634,000	3,626,485
Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,388,982
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,118,036
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,128,493
Series 3950, Cl YB, 3.000%, 11/15/26	1,418,603	1,312,069
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,214,972
Series 4034, Cl B, 3.500%, 04/15/27	1,653,521	1,577,939
Series 4065, Cl CL, 3.000%, 06/15/27	1,902,575	1,702,711
Series 4077, Cl B, 3.000%, 07/15/27	1,718,283	1,539,387

		35,333,898

Federal National Mortgage Association
Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,223,096
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,687,240	4,493,357

		6,716,453

		42,050,351

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,403,070

Federal National Mortgage Association
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	582,106

		4,985,176

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Securities 2.0%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	2,940,000	2,872,556

GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	305,890	335,105
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	5,795,000	5,697,725
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,659,407

		8,692,237

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2, Cl C, 5.508%, 11/15/43(a)(b)	3,863,000	4,186,588

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.308%, 01/12/44(a)	391,000	417,265

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	4,150,000	4,500,522

WFRBS Commercial Mortgage Trust
Series 2011-C2, Cl B, 5.174%, 02/15/44(a)(b)	1,873,000	2,011,909

		22,681,077

Total Collateralized Mortgage Obligations (Cost $72,423,920)		69,716,604

Bank Loans 11.4%
Aerospace/Defense 0.3%
Air Canada, Term Loan B, 5.500%, 09/20/19(a)(b)	555,000	562,631
Alliant Techsystems, Inc., Term Loan B, 3.500%, 11/02/20(a)(b)	80,000	80,134
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	294,500	254,742
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	79,600	79,501
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(b)	88,931	89,153
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 11/02/18(a)(b)	132,497	133,325
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	60,065	60,441
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	322,563	323,872
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(a)(b)	190,000	190,238
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(b)	141,386	141,533
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	497,449	469,159
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	451,669	452,491
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	173,250	174,116

		3,011,336

Auto Manufacturers 0.0%(c)
Allison Transmission, Inc., New Term Loan B3, 08/23/19(b)(d)(e)	109,724	110,239
Keystone Automotive Operations, Inc., 1st Lien Term Loan, 7.000%, 08/15/19(a)(b)	119,700	119,999
Tower Automotive Holdings USA LLC, Term Loan B, 4.750%, 04/23/20(a)(b)	134,326	134,941
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	101,803	102,440

		467,619

Auto Parts & Equipment 0.1%
Allison Transmission, Inc., Term Loan B2, 3.170%, 08/07/17(a)(b)	87,874	88,176
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(b)	491,139	492,122

		580,298

Banks 0.1%
Istar Financial, Inc., Term Loan, 4.500%, 10/16/17(a)(b)	1,515,679	1,523,728

Building Materials 0.0%(c)
Allegion PLC, Term Loan B, 3.000%, 09/30/20(a)(b)	125,000	125,156

See Notes to Schedules of Portfolio Investments.

Chemicals 0.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/01/20(a)(b)	198,313	199,553
Eagle Spinco, Inc., Term Loan, 3.500%, 01/27/17(a)(b)	64,093	64,333
Huntsman International LLC, Incremental Term Loan, 10/15/20(b)(d)(e)	340,000	340,000
Huntsman International LLC, Extended Term Loan B, 2.705%-2.712%, 04/19/17(a)(b)	624,949	624,431
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	1,327,686	1,331,005
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/08/20(a)(b)	99,500	100,153
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	181,381	180,928
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	70,000	70,350
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(b)	94,050	94,614
Ravago Holdings America, Inc., Term Loan B, 11/21/20(b)(d)(e)	90,000	90,000
Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(b)	98,257	98,556
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	69,650	69,650
Utex Industries, Inc., 1st Lien Term Loan, 4.500%, 04/10/20(a)(b)	54,725	54,862
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%-5.500%, 06/07/20(a)(b)	47,285	47,640

		3,366,075

Commercial Services 0.5%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	837,900	838,830
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(b)	435,600	437,534
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(b)	193,050	193,895
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 1.670%, 02/12/18(a)(b)	1,560,000	1,549,283
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.497%, 06/30/17(a)(b)	625,241	629,149
Hertz Corp. (The), Term Loan B2, 3.000%, 03/11/18(a)(b)	491,237	490,319
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/12/18(a)(b)	128,700	128,861
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	118,347	118,051
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/18(a)(b)	265,643	266,251
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%, 03/08/18(a)(b)	252,525	257,470
Moneygram International, Inc., New Term Loan B, 4.250%, 03/27/20(a)(b)	79,400	80,070
Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 08/10/20(a)(b)	169,575	170,140
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	366,864	359,372

		5,519,225

Consumer Discretionary 0.1%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	88,655	88,708
Jarden Corp., Add-On Term Loan B1, 2.919%, 09/30/20(a)(b)	234,413	234,237
Revlon Consumer Products Corp., Acquisition Term Loan, 4.000%, 08/19/19(a)(b)	490,000	491,377
Spectrum Brands, Inc., Term Loan A, 3.000%-4.500%, 09/07/17(a)(b)	127,563	127,698
Spectrum Brands, Inc., Term Loan C, 3.500%-5.000%, 09/04/19(a)(b)	64,838	64,885
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	148,875	140,910

		1,147,815

Consumer Staples 0.0%(c)
Serta Simmons Holdings LLC, Term Loan, 4.250%, 10/01/19(a)(b)	447,926	450,166

Diversified Financial Services 0.7%
Affinion Group, Inc., Term Loan B, 6.750%, 10/10/16(a)(b)	545,803	537,299
American Capital Holdings, Inc., New Term Loan, 4.000%, 08/22/16(a)(b)	157,500	157,960
Ceridian Corp., New Term Loan B, 4.415%, 05/09/17(a)(b)	133,746	134,121
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(b)	143,550	144,627
Darling International Inc., USD Term Loan B, 12/31/20(b)(d)(e)	180,000	181,463
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	69,650	69,476
First Data Corp., New 2017 Term Loan, 4.164%, 03/24/17(a)(b)	360,000	360,270
First Data Corp., Extended 2018 Term Loan B, 4.164%, 03/23/18(a)(b)	1,090,000	1,090,752
First Data Corp., 2018 Term Loan, 4.164%, 09/24/18(a)(b)(d)	600,000	600,336
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	84,150	78,403
Guggenheim Partners LLC, Term Loan, 4.250%-5.500%, 07/17/20(a)(b)	69,825	70,419
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(b)	393,137	393,054
Minimax GmbH & Co. KG, USD Term Loan B, 4.500%, 08/14/20(a)(b)	84,575	84,928
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(b)	73,771	73,955
Nuveen Investments, Inc., New Term Loan, 4.167%, 05/15/17(a)(b)	85,000	84,593

See Notes to Schedules of Portfolio Investments.

Open Text Corp., Term Loan B, 01/04/21(b)(d)(e)	230,000	230,000
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	130,968	131,705
RPI Finance Trust, Term Loan B2, 3.250%, 05/09/18(a)(b)	1,277,620	1,282,411
RPI Finance Trust, Term Loan B3, 3.250%, 11/09/18(a)(b)	151,077	151,266
Springleaf Financial Funding Co., Term Loan B2, 4.750%, 09/25/19(a)(b)	1,100,000	1,111,550
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/09/20(a)(b)	790,281	795,220
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	89,775	79,900
USIC Holdings, Inc., 1st Lien Term Loan, 4.750%, 07/10/20(a)(b)	119,400	119,923

		7,963,631

Electric 0.1%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(b)	569,294	572,579
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	500,265	503,166
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(b)	515,478	513,931

		1,589,676

Electronics 0.2%
Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 07/17/20(a)(b)	84,788	85,063
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	150,000	151,875
BMC Software Finance, Inc., USD Term Loan, 5.000%, 09/10/20(a)(b)	590,000	592,767
Dell, Inc., USD Term Loan B, 4.500%, 04/29/20(a)(b)	700,000	701,253
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	208,950	207,801
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(b)	164,588	166,291
Sabre, Inc., Incremental Term Loan, 4.500%, 02/19/19(a)(b)	74,813	74,906
Spansion LLC, 2013 Term Loan, 12/13/18(b)(d)(e)	120,000	120,150

		2,100,106

Energy 0.3%
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	235,000	236,175
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)	1,545,000	1,575,900
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	598,500	603,737
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(b)	179,100	181,004
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	223,636	195,867
Sheridan Investment Partners II, L.P., Term Loan A, 4.250%, 12/11/20(a)(b)	25,696	25,792
Sheridan Investment Partners II, L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	9,583	9,619
Sheridan Investment Partners II, L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	184,721	185,414
Templar Energy LLC, 2nd Lien Term Loan, 8.000%, 11/25/20(a)(b)	295,000	295,737

		3,309,245

Entertainment 0.3%
Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/20(a)(b)	937,650	943,032
Altice Financing SA, Delayed Draw Term Loan, 4.500%,-5.500%, 07/02/19(a)(b)	655,000	658,275
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(b)	132,611	132,990
Cinemark USA, Inc., New Term Loan, 3.170%, 12/18/19(a)(b)	103,613	103,829
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)	70,000	70,437
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.500%, 06/29/20(a)(b)	144,638	144,457
Delta 2 (LUX) S.A.R.L., USD Term Loan B, 4.500%, 04/30/19(a)(b)	156,525	158,068
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(a)(b)	154,225	154,756
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	215,000	213,656
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	329,175	330,136
Oceania Cruises, Inc., New Term Loan B, 6.750%, 07/02/20(a)(b)	344,138	347,579
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(b)	90,000	90,900

		3,348,115

Financial 0.0%(c)
Grosvenor Capital Management Holdings LLP, New Term Loan B, 11/25/20(b)(d)(e)	120,000	119,850
Santander Asset Management, USD Term Loan, 4.250%, 12/17/20(a)(b)	270,000	270,337
VFH Parent LLC, Extended Term Loan, 5.750%, 11/06/19(a)(b)	135,000	135,787

		525,974

See Notes to Schedules of Portfolio Investments.

Food 0.5%
Aramark Corp., Non-Extended Synthetic Letter of Credit 1, 0.019%-2.025%, 01/27/14(a)(b)	39,441	39,551
Aramark Corp., Extended Synthetic Letter of Credit 2, 0.019%-3.650%, 07/26/16(a)(b)	15,000	15,015
Aramark Corp., Extended Term Loan C, 3.747%, 07/26/16(a)(b)	460,559	461,019
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(b)	175,000	176,020
Blue Buffalo Co., Ltd., Term Loan B3, 4.000%, 08/08/19(a)(b)	162,945	164,846
Burger King Corp., New Term Loan B, 3.750%, 09/28/19(a)(b)	79,000	79,263
Del Monte Foods Co., 1st Lien Term Loan, 11/06/20(b)(d)(e)	145,000	145,725
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(b)	101,828	102,063
Dunkin’ Brands, Inc., Term Loan B3, 3.750%-5.000%, 02/14/20(a)(b)	497,281	498,574
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	845,750	850,216
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	1,278,575	1,287,474
ISS Holdings A/S, USD Term Loan B12, 3.750%, 04/30/18(a)(b)	144,275	144,429
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	204,488	203,807
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	386,165	388,699
OSI Restaurant Partners LLC, New Term Loan, 3.500%-4.750%, 10/25/19(a)(b)	65,450	65,458
Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 5.000%, 10/02/18(a)(b)	139,650	141,454
Pinnacle Foods Finance LLC, Incremental Term Loan H, 3.250%, 04/29/20(a)(b)	149,625	149,335
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	348,830	348,178
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(b)	118,701	105,555
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(b)	129,289	129,336

		5,496,017

Forest Products & Paper 0.0%(c)
Ardagh Packaging Finance PLC, USD Term Loan B, 4.250%, 12/05/19(a)(b)	145,000	145,725

Health Care 0.5%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.919%, 06/28/18(a)(b)	136,500	136,159
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(b)	202,950	203,543
Biomet, Inc., Term Loan B2, 3.665%-3.746%, 07/25/17(a)(b)	208,950	210,126
Catalina Marketing Corp., New Term Loan B, 5.250%, 10/12/20(a)(b)	274,313	277,741
Community Health Systems, Inc., Extended Term Loan, 3.737%-3.747%, 01/25/17(a)(b)	119,897	120,777
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	29,088	29,221
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	564,300	567,827
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	372,244	364,706
Endo Health Solutions, Inc., New Term Loan B, 11/05/20(b)(d)(e)	90,000	90,169
Envision Acquisition Company, LLC, 1st Lien Term Loan, 5.750%, 11/04/20(a)(b)	119,700	120,349
Gentiva Health Services, Inc., Term Loan C, 5.750%, 10/18/18(a)(b)	95,000	94,169
Gentiva Health Services, Inc., New Term Loan B, 6.500%, 10/18/19(a)(b)	80,000	79,050
HCA, Inc., Term Loan B5, 2.919%, 03/31/17(a)(b)	264,338	264,256
Hologic, Inc., New Term Loan B, 3.750%, 08/01/19(a)(b)	224,672	225,795
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	297,000	299,228
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(b)	108,663	108,952
Inc Research, Inc., Refinance Term Loan B, 6.000%, 07/12/18(a)(b)	386,632	387,761
Lifepoint Hospitals, Inc., Term Loan B, 2.670%, 07/24/17(a)(b)	71,905	72,107
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	219,375	221,953
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	198,724	199,221
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(b)	66,768	67,019
Salix Pharmaceuticals Ltd., Term Loan, 11/07/19(b)(d)(e)	205,000	206,986
Select Medical Corp., New Incremental Term Loan B, 3.500%-5.500%, 02/13/16(a)(b)	64,350	64,270
U.S. Renal Care, Inc., 2013 Term Loan, 4.250%, 07/03/19(a)(b)	99,750	99,999
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.500%, 08/05/20(a)(b)	640,163	644,029
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	83,938	84,462
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	113,624	114,256

		5,354,131

See Notes to Schedules of Portfolio Investments.

Healthcare - Services 0.0%(c)
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%, 01/30/20(a)(b)	59,400	59,712
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(b)	311,070	312,626

		372,338

Housing 0.0%(c)
Norcraft Cos., L.P., Term Loan, 5.250%, 11/12/20(a)(b)	60,000	60,300

Information Technology 0.2%
Active Network, Inc., (The) 1st Lien Term Loan, 5.500%, 11/15/20(a)(b)	80,000	80,300
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	665,959	663,221
FIDJI Luxembourg (BC3) S.A.R.L., Initial Term Loan, 12/18/20(b)(d)(e)	125,000	125,313
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(a)(b)	59,699	59,252
Internap Network Services Corp., Term Loan, 6.000%, 11/22/19(a)(b)	145,000	144,275
Oberthur Technologies Holding SAS, New USD Term Loan B, 5.750%, 10/18/19(a)(b)	205,000	206,537
RedTop Luxembourg S.A.R.L., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	150,000	150,187
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 12/03/21(a)(b)	90,000	91,125
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	197,000	197,000
Southern Graphics, Inc., New Term Loan B, 5.500%, 10/17/19(a)(b)	139,562	139,562
Spin Holdco, Inc., Incremental Term Loan B, 11/14/19(b)(d)(e)	80,000	80,500
SS&C Technologies, Inc., New Term Loan B1, 3.250%, 06/07/19(a)(b)	92,980	93,066
SS&C Technologies, Inc., New Term Loan B2, 3.250%, 06/07/19(a)(b)	9,619	9,628
STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(b)	173,688	173,363

		2,213,329

Insurance 0.4%
Alliance Data Systems Corp., Term Loan, 1.920%, 07/10/18(a)(b)	622,204	620,263
Asurion LLC, New Term Loan B2, 3.500%, 07/08/20(a)(b)	796,000	780,414
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)	1,649,839	1,648,601
Compass Investors, Inc., Term Loan, 5.000%, 12/27/19(a)(b)	222,754	223,521
Hub International Ltd., Term Loan B, 4.750%, 10/02/20(a)(b)	329,175	332,878
ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 05/22/20(a)(b)	74,625	75,092
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(b)	140,120	141,477
LPL Holdings, Inc., Term Loan B, 3.250%, 03/29/19(a)(b)	54,588	54,474
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(b)	159,200	159,993

		4,036,713

Leisure Time 0.0%(c)
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(b)	79,200	79,398
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	90,000	90,225
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(b)	148,872	149,801

		319,424

Lodging 0.8%
Bally Technologies, Inc., Term Loan B, 4.250%, 11/25/20(a)(b)	214,463	215,869
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	124,688	124,882
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.488%, 01/26/18(a)(b)	1,653,267	1,576,456
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/12/20(a)(b)	1,030,000	1,023,563
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(b)	86,936	87,588
Golden Nugget, Inc., New Delayed Draw Term Loan, 11/21/19(b)(e)	48,000	48,660
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	112,000	113,540
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.750%, 10/26/20(a)(b)	1,143,421	1,151,997
Las Vegas Sands LLC, New Term Loan B, 12/20/20(b)(d)(e)	960,000	958,704
Marina District Finance Co., Inc., Term Loan B, 6.750%, 08/15/18(a)(b)	265,000	265,829
MGM Resorts International, Term Loan A, 2.919%, 12/20/17(a)(b)	285,880	285,582
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)	481,119	482,023
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	160,000	162,301
Penn National Gaming, Inc., New Term Loan B, 3.250%, 10/30/20(a)(b)	60,000	60,019
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	213,925	214,674
Playa Resorts Holding B.V., Term Loan B, 4.750%, 08/06/19(a)(b)	119,700	120,747

See Notes to Schedules of Portfolio Investments.

Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	1,505,000	1,505,376
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	557,486	550,517
Seminole Tribe of Florida, Term Loan, 3.000%, 04/29/20(a)(b)	288,988	288,355
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	99,250	99,622
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	288,997	288,457

		9,624,761

Machinery-Diversified 0.2%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%-5.250%, 12/10/18(a)(b)	282,013	282,836
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	600,000	602,814
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/31/20(a)(b)	199,500	199,416
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	87,688	88,747
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(b)	1,000,000	1,007,080
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	64,513	64,593

		2,245,486

Manufacturing 0.0%(c)
WTG Holdings III Corp., 1st Lien Term Loan, 12/11/20(b)(d)(e)	75,000	75,250

Media 0.8%
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	109,450	108,492
Clear Channel Communications, Inc., Term Loan C, 3.819%, 01/29/16(a)(b)	145,962	139,531
Clear Channel Communications, Inc., Term Loan B, 3.819%, 01/29/16(a)(b)	90,000	87,062
Clear Channel Communications, Inc., Term Loan D, 6.919%, 01/30/19(a)(b)	90,000	85,838
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.664%, 07/30/19(a)(b)	2,830,376	2,786,165
Cumulus Media Holdings Inc., 2013 Term Loan, 12/12/20(b)(d)(e)	610,000	613,050
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	94,525	94,761
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(b)	99,000	99,743
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	112,607	112,981
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	64,675	64,918
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(b)	107,100	108,929
Nine Entertainment Group Ltd., Term Loan B, 3.250%-4.750%, 02/05/20(a)(b)	173,688	172,689
Sinclair Television Group, Inc., Term Loan A1, 2.420%, 03/20/18(a)(b)	115,000	113,850
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	273,550	273,808
Tribune Co., 2013 Term Loan, 11/12/20(b)(d)(e)	1,155,000	1,147,781
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	1,088,454	1,092,536
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(b)	322,563	324,291
Univision Communications, Inc., Converted Extended Term Loan, 4.500%, 03/02/20(a)(b)	129,162	129,728
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	909,000	918,090
WideOpenWest Finance LLC, Term Loan B, 4.750%, 04/01/19(a)(b)	138,950	139,506

		8,613,749

Metals 0.0%(c)
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(a)(b)	241,978	238,399
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)	99,000	99,000

		337,399

Metals/Minerals 0.0%(c)
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 11/21/19(a)(b)	180,000	181,689
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	364,088	366,199

		547,888

Mining 0.3%
Fairmount Minerals Ltd., Term Loan B2, 5.000%, 09/05/19(a)(b)	64,838	65,826
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/28/19(a)(b)	2,309,213	2,337,362
Foresight Energy LLC, Term Loan B, 5.500%, 08/19/20(a)(b)	164,588	166,028
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	332,404	333,374
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(a)(b)	87,750	88,079
TMS International Corp., New Term Loan B, 4.500%, 10/16/20(a)(b)	80,000	80,566

		3,071,235

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 0.1%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	145,313	139,500
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	780,684	785,423
Polymer Group, Inc., 1st Lien Term Loan B, 12/19/19(b)(d)(e)	115,000	115,504
Sensata Technologies Finance Co. LLC, Term Loan, 3.250%, 05/11/18(a)(b)	171,427	172,651

		1,213,078

Oil & Gas 0.7%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	195,436	200,648
Atlas Energy L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	309,225	316,183
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(b)	490,000	496,125
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	329,175	335,759
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	730,000	732,737
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	1,270,000	1,264,920
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	303,333	303,018
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	84,375	84,523
Fieldwood Energy LLC, 1st Lien Term Loan, 3.875%, 09/28/18(a)(b)	234,413	235,845
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)	1,102,253	1,105,240
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	882,204	886,491
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	180,375	181,502
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(b)	189,989	189,930
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(a)(b)	135,000	135,338
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	104,475	104,997
TPF Generation Holdings LLC, Term Loan B, 6.500%, 08/16/19(a)(b)	114,425	116,141
Vantage Drilling Co., Term Loan B, 5.750%, 03/28/19(a)(b)	664,975	672,250
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	340,000	343,825

		7,705,472

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan E, 01/09/21(b)(d)(e)	220,000	219,542
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)	2,499,791	2,489,367
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	99,000	99,495
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	85,706	88,063
Consolidated Container Co. LLC, New Term Loan, 5.000%, 07/03/19(a)(b)	53,914	54,183
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/03/18(a)(b)	232,650	234,628
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(b)	263,675	266,905

		3,452,183

Real Estate 0.2%
Alliant Holdings I, Inc., New Term Loan B, 4.250%, 12/20/19(a)(b)	193,050	193,533
CB Richard Ellis Services, Inc., New Term Loan B, 2.915%, 03/29/21(a)(b)	446,201	447,504
Continental Building Products LLC, 1st Lien Term Loan, 4.750%, 08/14/20(a)(b)	304,238	304,049
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	159,600	159,999
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.250%-6.000%, 06/27/20(a)(b)	279,300	279,998
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(b)	35,000	35,787
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	13,770	14,218
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	199,500	200,210
Realogy Corp., Extended Letter of Credit, 4.445%, 10/10/16(a)(b)	17,939	18,124
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(b)	188,575	190,519

		1,843,941

Retail 0.9%
Academy Ltd., Term Loan, 4.500%, 08/03/18(a)(b)	118,500	119,093
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(b)	128,485	128,934
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)(d)	424,665	426,610
BJ’s Wholesale Club, Inc., New 1st Lien Term Loan, 4.500%, 09/26/19(a)(b)	70,000	70,359
BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 03/26/20(a)(b)	75,000	76,406
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	195,000	196,463
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	1,075,779	1,081,158

See Notes to Schedules of Portfolio Investments.

Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	180,000	185,400
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	123,438	123,746
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 07/26/19(a)(b)	99,750	100,846
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	370,000	375,691
Hudson’s Bay Co., 2nd Lien Term Loan, 8.250%, 11/04/21(a)(b)	345,000	356,212
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	756,200	738,807
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	397,586	398,083
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	208,950	209,602
Neiman Marcus Group, Inc. (The), New Term Loan B, 5.000%, 10/26/20(a)(b)	1,545,000	1,562,814
Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%-6.250%, 09/27/19(a)(b)	84,361	84,783
Party City Holdings, Inc., Refinance Term Loan B, 4.250%-5.500%, 07/29/19(a)(b)	379,919	381,226
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	221,308	222,174
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(b)	359,477	361,217
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(b)	277,900	278,825
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	275,000	278,666
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	260,000	266,094
Sears Holding Corp., Term Loan, 5.500%, 06/30/18(a)(b)	930,000	935,106
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(b)	168,336	169,782
Toys ‘R’ US Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	515,000	494,884
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	131,196	110,451
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	141,407	127,367
True Religion Apparel, Inc., 1st Lien Term Loan, 5.875%, 07/30/19(a)(b)	90,000	85,350
Vince Intermediate Holding LLC, Term Loan B, 6.000%, 11/04/19(a)(b)	60,000	60,450

		10,006,599

Semiconductors 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	955,269	964,305
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(b)	184,511	184,973
ON Semiconductor Corp., Term Loan A, 1.998%, 01/02/18(a)(b)	348,906	343,673

		1,492,951

Telecommunication Services 1.8%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)(d)	1,221,466	1,225,742
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	382,648	380,976
Avaya, Inc., Extended Term Loan B3, 4.736%, 10/26/17(a)(b)	232,288	226,946
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(b)	153,212	155,242
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	44,663	44,439
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	673,110	673,668
Charter Communications Operating LLC, Term Loan A1, 2.170%, 04/22/18(a)(b)	293,967	292,374
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	1,965,125	1,949,777
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	488,775	489,386
Consolidated Communications, Inc., New Term Loan B, 12/13/20(b)(d)(e)	160,000	161,000
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(b)	203,975	204,654
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	1,757,701	1,759,353
Crown Castle Operating Co., Term Loan B2, 01/29/21(b)(d)(e)	220,000	220,414
CSC Holdings, Inc., New Term Loan A, 2.169%, 04/16/18(a)(b)	235,000	234,119
CSC Holdings, Inc., New Term Loan B, 2.669%, 04/17/20(a)(b)	1,542,250	1,525,871
DataPipe, Inc., 1st Lien Term Loan, 5.750%, 03/15/19(a)(b)	64,513	64,876
Evertec, Inc., New Term Loan A, 2.743%, 04/16/18(a)(b)	536,250	520,667
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(a)(b)	114,375	111,230
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	97,405	97,812
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(b)	272,938	276,235
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	359,597	362,013
Learfield Communications, Inc., 1st Lien Term Loan, 5.000%, 10/08/20(a)(b)	120,000	121,200
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	525,000	527,404
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)	1,025,000	1,032,052
Liberty Cablevision of Puerto Rico LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	491,184	491,592
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(b)	93,805	94,000
Media General, Inc., Delayed Draw Term Loan B, 3.250%-4.250%, 07/31/20(a)(b)	155,000	156,454

See Notes to Schedules of Portfolio Investments.

Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(b)	218,900	216,820
Mediacom Communications Corp., Term Loan G, 4.000%, 01/20/20(a)(b)	523,375	523,051
Nuance Communications, Inc., Term Loan C, 2.920%, 08/07/19(a)(b)	119,400	118,330
Peak Ten, Inc., 2018 Term Loan B, 7.250%, 10/25/18(a)(b)	94,050	94,991
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	593,513	588,693
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	99,250	98,456
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	828,941	831,701
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	530,000	528,940
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(a)(b)	313,632	317,160
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	1,535,000	1,537,302
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	648,375	647,889
Zayo Group, LLC, PIK, Term Loan B, 4.000%, 07/02/19(a)(b)	1,372,623	1,372,938

		20,275,767

Telecommunications 0.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	84,575	84,364
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(b)	303,475	304,519
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	188,100	188,218

		577,101

Transportation 0.3%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(a)(b)	64,675	65,483
American Airlines, Inc., Exit Term Loan, 3.750%, 06/27/19(a)(b)	1,253,700	1,259,968
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(b)	145,378	145,378
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(b)	59,401	59,282
Chrysler Group LLC, 2013 Term Loan, 3.500%, 05/24/17(a)(b)	788,222	792,928
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	178,650	178,203
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(b)	346,973	348,187
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	133,650	131,897
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	218,901	219,449
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	148,750	148,989
US Airways Group, Inc., Term Loan B1, 4.000%, 05/23/19(a)(b)	350,000	352,013

		3,701,777

Utilities 0.2%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(b)	395,619	397,846
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	117,000	120,510
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	323,375	320,090
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	218,900	216,391
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	285,000	286,528
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)	99,500	99,873
EFS Cogen Holdings I Inc., Term Loan B, 5.000%, 12/01/20(a)(b)	250,000	251,562
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	190,869	177,468
Power Team Services, LLC, Delayed Draw Term Loan, 3.250%-4.250%, 05/06/20(a)(b)	17,222	16,964
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	137,089	135,033
WNA Holdings, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	87,048	87,701
		2,109,966

Total Bank Loans (Cost $129,042,568)		129,920,745

Corporate Bonds 23.1%
Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,959,000	2,950,818

Airlines 0.6%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	6,773,000	7,060,853

Auto Manufacturers 0.6%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,632,000	1,647,014
General Motors Co., 6.250%, 10/02/43(b)	3,297,000	3,424,759
Volkswagen International Finance, 2.375%, 03/22/17(b)	1,988,000	2,039,507

		7,111,280

See Notes to Schedules of Portfolio Investments.

Banks 4.1%
BNP Paribas SA, 2.400%, 12/12/18, MTN	4,137,000	4,139,631
Citigroup, Inc., 2.500%, 09/26/18	5,481,000	5,508,663
Citigroup, Inc., 6.675%, 09/13/43	1,638,000	1,884,729
Fifth Third Bank, 1.450%, 02/28/18	4,330,000	4,219,208
Goldman Sachs Group, Inc. (The), 2.900%, 07/19/18	5,323,000	5,417,079
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,067,000	2,154,490
Huntington National Bank (The), 1.300%, 11/20/16	2,582,000	2,582,390
JPMorgan Chase & Co., 1.625%, 05/15/18	5,714,000	5,595,149
KeyBank NA, 1.650%, 02/01/18	2,151,000	2,115,328
Lloyds Bank PLC, 2.300%, 11/27/18	1,516,000	1,512,067
Morgan Stanley, 5.000%, 11/24/25	6,320,000	6,338,897
PNC Bank NA, 0.800%, 01/28/16	2,185,000	2,179,880
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,463,000	3,491,590

		47,139,101

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	2,790,000	2,856,921

Chemicals 0.3%
Dow Chemical Co. (The), 4.375%, 11/15/42	1,588,000	1,394,315
Praxair, Inc., 4.625%, 03/30/15	2,138,000	2,246,089

		3,640,404

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	1,292,000	1,328,919
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,449,000	1,593,162
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,115,000	1,184,246

		4,106,327

Computers 0.6%
Apple, Inc., 3.850%, 05/04/43	1,273,000	1,063,496
IBM Corp., 0.875%, 10/31/14	6,104,000	6,128,666

		7,192,162

Diversified Financial Services 2.7%
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,745,000	1,793,647
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,436,371
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,389,000	1,396,444
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,857,000	3,182,438
General Electric Capital Corp., Series B, 6.250%, 12/15/22(a)(f)	4,100,000	4,233,250
General Electric Capital Corp., Series C, 5.250%, 06/15/23(a)(f)	3,000,000	2,820,000
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,214,388
Lazard Group LLC, 4.250%, 11/14/20	4,389,000	4,379,476
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,783,000	1,788,238
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,924,340
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,008,745
Woodside Finance Ltd., 4.600%, 05/10/21(b)	3,100,000	3,246,354

		30,423,691

Electric 0.4%
Dominion Resources, Inc., 1.950%, 08/15/16	647,000	657,706
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,395,000	1,576,414
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,561,000	1,773,396

		4,007,516

See Notes to Schedules of Portfolio Investments.

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	4,394,000	4,164,690

Healthcare - Products 0.0%(c)
Becton Dickinson and Co., 3.250%, 11/12/20	530,000	529,153

Healthcare - Services 0.3%
Howard Hughes Medical Institute, 3.500%, 09/01/23	2,160,000	2,124,058
WellPoint, Inc., 5.100%, 01/15/44	1,036,000	1,027,346

		3,151,404

Insurance 1.4%
Allstate Corp. (The), 5.750%, 08/15/53(a)	2,452,000	2,470,390
American International Group, Inc., 5.850%, 01/16/18, MTN	3,592,000	4,120,204
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,075,000	2,074,776
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,622,000	3,733,188
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,036,000	1,050,422
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,594,000	2,781,175

		16,230,155

Internet 0.1%
eBay, Inc., 4.000%, 07/15/42	686,000	580,945

Media 0.3%
Comcast Corp., 4.650%, 07/15/42	2,631,000	2,448,419
Time Warner, Inc., 4.900%, 06/15/42	1,640,000	1,556,837

		4,005,256

Mining 1.9%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	667,000	675,459
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	6,210,000	5,373,165
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	970,520
Barrick North America Finance LLC, 5.750%, 05/01/43	2,289,000	2,058,278
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,276,272
Kinross Gold Corp., 5.125%, 09/01/21(g)	2,783,000	2,658,664
Newmont Mining Corp., 6.250%, 10/01/39	8,490,000	7,509,575

		21,521,933

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	1,247,000	1,265,549
General Electric Co., 4.125%, 10/09/42	1,441,000	1,331,279
General Electric Co., 5.250%, 12/06/17	1,214,000	1,374,178

		3,971,006

Oil & Gas 0.4%
BP Capital Markets PLC, 2.248%, 11/01/16	2,636,000	2,727,893
Ensco PLC, 4.700%, 03/15/21	2,163,000	2,287,894

		5,015,787

Oil & Gas Services 0.6%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,946,000	1,934,709
Weatherford International Ltd., 5.125%, 09/15/20	1,330,000	1,428,763
Weatherford International Ltd., 5.950%, 04/15/42	1,706,000	1,709,310
Weatherford International Ltd., 6.500%, 08/01/36	1,276,000	1,330,855

		6,403,637

Pharmaceuticals 0.6%
Express Scripts Holding Co., 2.650%, 02/15/17	1,830,000	1,886,135
Mylan, Inc., 1.800%, 06/24/16(b)	1,184,000	1,207,037
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,137,000	1,287,505
Perrigo Co. PLC, 5.300%, 11/15/43(b)	1,643,000	1,612,679
Zoetis, Inc., 4.700%, 02/01/43	1,117,000	1,044,014

		7,037,370

See Notes to Schedules of Portfolio Investments.

Pipelines 0.7%
Enterprise Products Operating LLC, 4.850%, 03/15/44	2,483,000	2,335,016
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	4,375,000	4,040,575
TC Pipelines LP, 4.650%, 06/15/21	1,428,000	1,444,959

		7,820,550

Real Estate Investment Trust 0.8%
American Tower Corp., 3.500%, 01/31/23	2,285,000	2,083,337
American Tower Corp., 5.000%, 02/15/24(g)	3,680,000	3,707,210
Digital Realty Trust LP, 4.500%, 07/15/15	2,401,000	2,497,444
Digital Realty Trust LP, 5.875%, 02/01/20	617,000	656,399

		8,944,390

Retail 1.4%
AutoZone, Inc., 3.700%, 04/15/22	1,768,000	1,705,917
Best Buy Co., Inc., 5.000%, 08/01/18	6,470,000	6,777,325
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,709,000	1,442,305
Wal-Mart Stores, Inc., 1.125%, 04/11/18	6,152,000	5,970,516

		15,896,063

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	377,000	392,978
Intel Corp., 1.950%, 10/01/16	1,424,000	1,463,868
Intel Corp., 4.250%, 12/15/42	428,000	378,272
Intel Corp., 4.800%, 10/01/41	5,117,000	4,990,277
TSMC Global Ltd., 1.625%, 04/03/18(b)	2,920,000	2,796,297

		10,021,692

Software 0.5%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,227,000	2,029,940
Oracle Corp., 1.200%, 10/15/17	1,573,000	1,547,923
Oracle Corp., 2.375%, 01/15/19	1,921,000	1,938,197

		5,516,060

Telecommunication Services 2.2%
AT&T, Inc., 2.375%, 11/27/18	4,266,000	4,269,660
AT&T, Inc., 4.350%, 06/15/45	2,047,000	1,732,974
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	3,737,000	3,498,217
Cisco Systems, Inc., 5.500%, 02/22/16	1,378,000	1,515,985
Cisco Systems, Inc., 5.500%, 01/15/40	2,876,000	3,042,903
Softbank Corp., 4.500%, 04/15/20(b)	2,725,000	2,656,875
Verizon Communications, Inc., 6.550%, 09/15/43	6,670,000	7,803,626

		24,520,240

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	1,260,000	1,261,512

Total Corporate Bonds (Cost $263,569,387)		263,080,916

Municipal Bond 0.7%
New York 0.7%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	8,531,000	8,422,230

Total Municipal Bond (Cost $8,530,744)		8,422,230

U.S. Government Agency Mortgages 32.2%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	2,554,752	2,607,540

See Notes to Schedules of Portfolio Investments.

Pool #J14245, 3.000%, 01/01/26	1,406,027	1,435,302
Pool #J17791, 3.000%, 01/01/27	6,248,537	6,373,412
Pool #J18800, 3.000%, 04/01/27	9,277,794	9,462,777
Pool #J19638, 2.500%, 07/01/27	685,694	680,625
Pool #J19620, 2.500%, 07/01/27	567,995	563,796
Pool #G14517, 2.500%, 07/01/27	3,259,818	3,236,232
Pool #J20118, 2.500%, 08/01/27	2,994,408	2,970,987
Pool #E04075, 2.500%, 08/01/27	5,183,823	5,143,819
Pool #J21337, 2.500%, 08/01/27	976,320	969,101
Pool #J20729, 2.500%, 10/01/27	2,556,857	2,538,624
Pool #G14599, 2.500%, 11/01/27	4,299,293	4,265,927
Pool #J21439, 2.500%, 12/01/27	3,431,760	3,408,838
Pool #J22047, 2.000%, 01/01/28	1,191,433	1,148,931
Pool #J22862, 2.000%, 03/01/28	543,107	523,242
Pool #J22899, 2.000%, 03/01/28	244,167	235,216
Pool #J22836, 2.500%, 03/01/28	4,814,419	4,776,156
Pool #J22831, 2.500%, 03/01/28	4,942,869	4,903,445
Pool #J23429, 2.500%, 04/01/28	2,421,183	2,401,743
Pool #J23430, 2.500%, 04/01/28	3,346,752	3,320,012
Pool #J23427, 2.500%, 04/01/28	2,952,659	2,930,323
Pool #G18469, 2.000%, 06/01/28	1,115,532	1,074,636
Pool #J24561, 2.500%, 06/01/28	3,827,003	3,799,857
Pool #D99439, 3.500%, 06/01/32	1,003,750	1,023,068
Pool #G30614, 3.500%, 12/01/32	6,388,466	6,511,053
Pool #A12413, 5.000%, 08/01/33	488,595	529,155
Pool #G05052, 5.000%, 10/01/33	296,006	320,114
Pool #G04918, 5.000%, 04/01/34	1,094,655	1,185,257
Pool #G01828, 4.500%, 04/01/35	63,603	67,470
Pool #G01779, 5.000%, 04/01/35	602,775	652,314
Pool #G01837, 5.000%, 07/01/35	4,155,209	4,494,990
Pool #A37619, 4.500%, 09/01/35	2,010,889	2,130,223
Pool #A37900, 4.500%, 09/01/35	537,663	569,894
Pool #A39731, 5.000%, 11/01/35	948,236	1,023,114
Pool #G05325, 4.500%, 03/01/36	5,000,352	5,307,357
Pool #G02069, 5.500%, 03/01/36	269,699	294,706
Pool #Q01807, 4.500%, 07/01/36	2,385,966	2,529,078
Pool #Z40004, 6.000%, 08/01/36	868,527	957,320
Pool #G04997, 5.000%, 01/01/37	1,284,049	1,386,626
Pool #G05521, 5.500%, 05/01/37	601,326	663,378
Pool #G05326, 5.000%, 02/01/38	5,086,793	5,495,487
Pool #G04337, 5.500%, 04/01/38	714,661	778,891
Pool #G07135, 6.000%, 10/01/38	3,739,798	4,133,799
Pool #G08347, 4.500%, 06/01/39	4,702,088	4,991,147
Pool #G08353, 4.500%, 07/01/39	5,665,997	6,000,410
Pool #G06079, 6.000%, 07/01/39	1,586,700	1,750,668
Pool #A87874, 4.000%, 08/01/39	1,465,683	1,510,097
Pool #A89148, 4.000%, 10/01/39	2,122,660	2,181,758
Pool #G08372, 4.500%, 11/01/39	3,095,646	3,277,998
Pool #G06990, 5.500%, 08/01/40	6,692,306	7,293,770
Pool #A93996, 4.500%, 09/01/40	1,333,920	1,413,334
Pool #A97047, 4.500%, 02/01/41	1,533,992	1,625,601
Pool #Q00291, 5.000%, 04/01/41	488,161	528,388

		139,397,006

Federal National Mortgage Association
Pool #471235, 3.120%, 05/01/22	359,718	359,653
Pool #AM0345, 2.460%, 08/01/22	877,481	833,079
Pool #AM0463, 2.720%, 09/01/22	1,650,387	1,591,987

See Notes to Schedules of Portfolio Investments.

Pool #AM0697, 2.420%, 10/01/22	508,241	479,712
Pool #AM2685, 2.670%, 03/01/23	1,224,361	1,158,671
Pool #AB9086, 2.500%, 04/01/23	8,752,767	8,936,372
Pool #AM3353, 2.450%, 05/01/23	722,494	676,227
Pool #AM3691, 2.540%, 06/01/23	1,384,479	1,299,840
Pool #AM3489, 2.560%, 06/01/23	1,125,109	1,064,545
Pool #AM3713, 2.610%, 06/01/23	946,606	892,693
Pool #AM3851, 3.020%, 07/01/23	4,081,000	3,898,954
Pool #AM3916, 3.080%, 07/01/23	2,390,868	2,325,642
Pool #AM3951, 3.220%, 07/01/23	927,445	913,025
Pool #AM4001, 3.590%, 07/01/23	1,857,000	1,877,266
Pool #AM3972, 3.000%, 08/01/23	2,694,309	2,607,887
Pool #AM4233, 3.440%, 08/01/23	1,650,977	1,649,183
Pool #AM4025, 3.650%, 08/01/23	375,254	380,879
Pool #AM4407, 3.650%, 09/01/23	4,192,474	4,249,586
Pool #AM4353, 3.740%, 09/01/23	5,906,465	5,969,585
Pool #932871, 3.000%, 01/01/26	609,481	622,770
Pool #AJ8325, 3.000%, 12/01/26	2,391,165	2,442,869
Pool #AL3274, 3.000%, 05/01/27	2,822,040	2,887,544
Pool #AB6472, 2.000%, 10/01/27	5,583,587	5,385,552
Pool #AP9623, 2.000%, 10/01/27	1,735,834	1,674,269
Pool #AB6644, 2.500%, 10/01/27	9,988,258	9,919,318
Pool #AB6480, 2.500%, 10/01/27	3,076,211	3,054,984
Pool #AQ4497, 2.500%, 11/01/27	1,071,785	1,064,387
Pool #AB7081, 2.500%, 11/01/27	801,684	796,149
Pool #AL2716, 2.000%, 12/01/27	1,496,289	1,443,220
Pool #AR0379, 2.000%, 12/01/27	1,651,121	1,592,560
Pool #AB7142, 2.500%, 12/01/27	1,380,824	1,371,292
Pool #AB7158, 2.500%, 12/01/27	1,921,517	1,908,245
Pool #AR1524, 2.000%, 01/01/28	11,833,195	11,413,504
Pool #AQ9956, 2.000%, 01/01/28	231,892	223,667
Pool #AB7707, 2.000%, 01/01/28	1,609,564	1,552,477
Pool #AR6867, 2.000%, 02/01/28	5,609,576	5,410,620
Pool #AB7795, 2.500%, 02/01/28	17,460,031	17,300,096
Pool #AS0001, 2.000%, 07/01/28	9,118,213	8,794,814
Pool #AL4042, 2.000%, 08/01/28	4,311,627	4,158,705
Pool #AS0338, 2.000%, 08/01/28	3,326,316	3,208,340
Pool #MA0199, 4.000%, 10/01/29	331,396	346,051
Pool #MA0481, 4.500%, 08/01/30	5,789,855	6,169,192
Pool #AB1763, 4.000%, 11/01/30	729,663	762,792
Pool #MA0587, 4.000%, 12/01/30	2,214,378	2,312,745
Pool #MA0804, 4.000%, 07/01/31	1,641,207	1,714,460
Pool #AB4168, 3.500%, 01/01/32	6,005,968	6,115,687
Pool #MA0949, 3.500%, 01/01/32	4,192,994	4,269,535
Pool #MA0976, 3.500%, 02/01/32	896,462	912,829
Pool #AK4899, 3.500%, 02/01/32	219,984	223,981
Pool #AK4934, 3.500%, 02/01/32	104,008	105,903
Pool #MA1107, 3.500%, 07/01/32	472,606	481,282
Pool #AO3244, 3.500%, 08/01/32	2,277,779	2,319,596
Pool #AP6368, 3.500%, 09/01/32	3,711,750	3,779,832
Pool #AP9592, 3.500%, 10/01/32	4,376,742	4,457,019
Pool #AB7691, 3.500%, 01/01/33	2,144,769	2,184,122
Pool #AB8428, 3.500%, 02/01/33	4,401,181	4,481,853
Pool #255458, 5.500%, 11/01/34	385,790	424,240
Pool #843434, 5.500%, 05/01/35	637,137	701,239
Pool #745044, 4.500%, 08/01/35	1,230,775	1,306,868
Pool #190370, 6.000%, 06/01/36	4,831,282	5,373,317
Pool #AI7951, 4.500%, 08/01/36	1,347,676	1,427,818
Pool #890547, 4.000%, 11/01/36	3,603,401	3,710,990

See Notes to Schedules of Portfolio Investments.

Pool #745950, 6.000%, 11/01/36	3,366,151	3,745,258
Pool #995082, 5.500%, 08/01/37	1,969,328	2,166,968
Pool #890248, 6.000%, 08/01/37	684,367	768,117
Pool #889529, 6.000%, 03/01/38	311,705	346,780
Pool #889643, 6.000%, 03/01/38	373,907	415,496
Pool #995724, 6.000%, 04/01/39	2,615,688	2,908,225
Pool #932441, 4.000%, 01/01/40	9,778,458	10,067,843
Pool #AC9564, 4.500%, 02/01/40	1,200,495	1,275,718
Pool #AB1343, 4.500%, 08/01/40	3,068,144	3,267,312
Pool #AL0005, 4.500%, 01/01/41	1,452,048	1,538,584
Pool #AB2694, 4.500%, 04/01/41	1,571,387	1,684,532
Pool #AB3274, 4.500%, 07/01/41	4,689,797	4,982,347
Pool #AL1627, 4.500%, 09/01/41	4,518,017	4,798,100

		218,936,799

SLM Student Loan Trust
Series 2013-6, Cl A1, 0.449%, 02/25/19(a)	7,918,000	7,918,190

Total U.S. Government Agency Mortgages (Cost $366,124,151)		366,251,995

Preferred Stocks 0.5%
Banks 0.3%
PNC Financial Services Group, Inc., Series P, 6.125%(f)	57,525	1,452,506
US Bancorp, Series F, 6.500%(f)	72,925	1,917,928

		3,370,434

Insurance 0.2%
Arch Capital Group Ltd., Series C, 6.750%(f)	44,950	1,030,703
Reinsurance Group of America, Inc., 6.200%	31,900	774,213

		1,804,916

Real Estate Investment Trust 0.0%(c)
Public Storage, Series U, 5.625%(f)	19,425	392,579

Total Preferred Stocks (Cost $5,681,830)		5,567,929

U.S. Treasury Obligations 21.4%
U.S. Treasury Bond 3.7%
3.625%, 08/15/43	44,701,000	42,214,507

U.S. Treasury Notes 17.7%
0.500%, 06/15/16(h)	93,033,000	92,938,478
1.375%, 07/31/18	3,593,000	3,560,721
2.750%, 11/15/23(g)	107,473,000	105,138,794

		201,637,993

Total U.S. Treasury Obligations (Cost $246,923,510)		243,852,500

Foreign Government Bond 0.5%
Sovereign 0.5%
Mexico Government International Bond, 4.000%, 10/02/23	6,126,000	6,064,740

Total Foreign Government Bond (Cost $6,053,030)		6,064,740

Short-Term Investment 3.1%
RidgeWorth Funds Securities Lending Joint Account(i)	34,931,500	34,931,500

Total Short-Term Investment (Cost $34,931,500)		34,931,500

See Notes to Schedules of Portfolio Investments.

Money Market Fund 2.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(j)	22,315,485	22,315,485

Total Money Market Fund (Cost $22,315,485)		22,315,485

Total Investments (Cost $1,185,718,044) — 103.7%		1,180,703,447
Liabilities in Excess of Other Assets — (3.7)%		(41,720,738)

Net Assets — 100.0%		$1,138,982,709

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 18.5% of net assets as of December 31, 2013.
(c)	Less than 0.05% of Net Assets.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	The security or a partial position of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $34,060,291.
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2013 (See Note 2 (i)).
(j)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

ADS	– American Depositary Shares
MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Centrally Cleared Interest Rate Swap Contracts

At December 31, 2013, the Fund’s open interest rate swap contracts were as follows:

Underlying Instrument	Broker		Notional Amount	Fixed Rate	Expiration Date	Value	Unrealized Depreciation
Brazilian Real	JP Morgan	(CME)	$44,516,980	11.080%	01/02/17	$(520,165)	$(520,165)
Brazilian Real	JP Morgan	(CME)	19,028,954	11.760	01/02/17	(73,713)	(73,712)

						$(593,878)	$(593,877)

See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts

At December 31, 2013, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Euro	JPMorgan	01/31/14	11,632,235	$16,080,000	$16,002,248	$77,752
Indian Rupee	JPMorgan	02/10/14	455,914,000	7,302,803	7,303,388	(585)

Total Short Contracts				$23,382,803	$23,305,636	$77,167

Long:
Brazilian Real	JPMorgan	02/04/14	19,517,190	$8,350,824	$8,206,160	$(144,664)
Indian Rupee	JPMorgan	02/10/14	455,914,000	7,319,216	7,303,388	(15,828)
Mexican Peso	JPMorgan	02/13/14	477,485,912	36,986,170	36,449,399	(536,771)
Peruvian Nouveau Sol	JPMorgan	01/21/14	16,906,150	5,995,089	6,026,268	31,179

Total Long Contracts				$58,651,299	$57,985,215	$(666,084)

As of December 31, 2013, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation
Golden Nugget, Inc.	$48,000	$1,135
Power Team Services, LLC.	9,730	69

	$57,730	$1,204

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 10.6%
Automobiles 7.4%
Ally Auto Receivables Trust, Series 2010-4, Cl A4, 1.350%, 12/15/15	1,034,902	1,037,894
BMW Vehicle Owner Trust 2011-A, Series 2011-A, Cl A4, 1.030%, 02/26/18	1,150,000	1,156,715
Ford Credit Auto Owner Trust, Series 2010-B, Cl A4, 1.580%, 09/15/15	110,705	111,132
Ford Credit Auto Owner Trust, Series 2012-D, Cl A3, 0.510%, 04/15/17	1,000,000	1,001,103
Harley-Davidson Motorcycle Trust, Series 2011-1, Cl A3, 0.960%, 05/16/16	351,968	352,367
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	359,712	360,420
Honda Auto Receivables Owner Trust, Series 2011-1, Cl A4, 1.800%, 04/17/17	437,042	438,933
Mercedes-Benz Auto Lease Trust, Series 2013-A, Cl A3, 0.590%, 02/15/16	1,340,000	1,340,823
Nissan Auto Lease 2013-A, Series 2013-A, Cl A2B, 0.297%, 09/15/15(a)	675,000	674,689
Nissan Auto Receivables 2013-A Owner Trust, Series 2013-A, Cl A2, 0.370%, 09/15/15	194,246	194,270
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	8,845	8,848
World Omni Auto Receivables Trust, Series 2011-A, Cl A4, 1.910%, 04/15/16	1,885,000	1,901,143

		8,578,337

Credit Card 1.6%
Discover Card Master Trust, Series 2012-A3, Cl A, 0.860%, 11/15/17	1,875,000	1,882,584

Other 0.9%
John Deere Owner Trust, Series 2011-A, Cl A4, 1.960%, 04/16/18	1,000,000	1,006,702

Student Loan Asset Backed Security 0.7%
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.425%, 05/25/18(a)	778,139	778,162

Total Asset-Backed Securities (Cost $12,242,166)		12,245,785

Collateralized Mortgage Obligations 27.9%
Agency Collateralized Mortgage Obligations 9.2%
Federal Home Loan Mortgage Corporation
Series 3792, Cl DF, REMIC, 0.567%, 11/15/40(a)	1,759,820	1,764,633
Series 3824, Cl FA, REMIC, 0.317%, 03/15/26(a)	1,039,692	1,038,171

		2,802,804

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.515%, 10/25/25(a)	232,271	233,136
Series 2007-109, Cl NF, 0.715%, 12/25/37(a)	802,248	808,930
Series 2007-54, Cl KF, 0.475%, 06/25/37(a)	459,692	459,349
Series 2009-37, Cl HA, 4.000%, 04/25/19	84,395	88,590
Series 2010-134, Cl BF, 0.595%, 10/25/40(a)	1,022,239	1,023,473
Series 2011-M1, Cl FA, 0.615%, 06/25/21(a)	1,498,479	1,510,973
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	1,570,752	1,567,945

		5,692,396

NCUA Guaranteed Notes
Series 2010-R2, Cl 1A, 0.539%, 11/06/17(a)	829,816	830,853
Series 2011-R5, Cl 1A, 0.549%, 04/06/20(a)	684,418	680,517
Series 2011-R6, Cl 1A, 0.549%, 05/07/20(a)	609,870	612,004

		2,123,374

		10,618,574

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.367%, 08/15/36(a)	381,991	379,869

Federal National Mortgage Association
Series 2005-42, Cl PF, 0.365%, 05/25/35(a)	226,303	226,072

		605,941

Commercial Mortgage Backed Securities 17.9%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	54,492	54,460
Series 2004-3, Cl A5, 5.556%, 06/10/39(a)	804,524	808,558
Series 2004-6, Cl AJ, 4.870%, 12/10/42(a)	1,535,000	1,574,043
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)	185,000	194,051

		2,631,112

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	1,715,000	1,873,356

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(a)	405,000	422,414

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)	480,250	482,695

Federal National Mortgage Association
Series 2013-M11, Cl A, 1.500%, 01/25/18	2,220,055	2,242,262

GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Cl A4, 4.547%, 12/10/41	326,288	327,014

JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2
Series 2005-LDP2, Cl A4, 4.738%, 07/15/42	2,000,000	2,083,502

JPMorgan Chase Commercial Mortgage Securities
Series 2004-CBX, Cl A5, 4.654%, 01/12/37	989,360	991,907
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	130,840	130,856
Series 2005-LDP1, Cl A4, 5.038%, 03/15/46(a)	1,285,000	1,325,358

		2,448,121

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Cl A4, 4.404%, 01/12/39	403,785	403,851
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(a)	318,570	334,616

		738,467

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(b)	297,680	301,242

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.494%, 06/15/29(a)	45,706	46,011

LB-UBS Commercial Mortgage Trust 2004-C7
Series 2004-C7, Cl A6, 4.786%, 10/15/29(a)	1,533,707	1,556,340

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.280%, 11/12/37(a)	1,484,467	1,575,306

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	1,291,511	1,294,527

See Notes to Schedules of Portfolio Investments.

Morgan Stanley Capital I
Series 2004-IQ7, Cl A4, 5.385%, 06/15/38(a)	684,449	690,334

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(a)	357,493	376,732
Series 2005-C22, Cl A4, 5.289%, 12/15/44(a)	1,500,000	1,596,751

		1,973,483

		20,686,186

Whole Loan Collateral Mortgage Obligation 0.3%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(a)	390,195	385,503

Total Collateralized Mortgage Obligation (Cost $32,245,766)		32,296,204

Corporate Bonds 46.4%
Advertising 0.5%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	558,237

Auto Manufacturers 3.7%
Daimler Finance North America LLC, 1.102%, 08/01/18(a)(b)	1,665,000	1,673,963
General Motors Co., 3.500%, 10/02/18(b)	640,000	654,400
PACCAR Financial Corp., 0.842%, 12/06/18, MTN(a)	445,000	445,639
Volkswagen International Finance, 0.676%, 11/18/16(a)(b)	785,000	786,782
Volkswagen International Finance, 1.150%, 11/20/15(b)	750,000	756,087

		4,316,871

Banks 9.1%
Bank of America Corp., 1.066%, 03/22/16, MTN(a)	725,000	730,156
Bank of Nova Scotia, 0.428%, 02/19/15	405,000	405,600
Branch Banking & Trust Co., 0.564%, 09/13/16(a)	900,000	893,404
Capital One Financial Corp., 0.878%, 11/06/15(a)	740,000	741,936
Citigroup, Inc., 1.300%, 11/15/16	805,000	802,191
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	955,000	1,085,776
HSBC USA, Inc., 2.375%, 02/13/15	915,000	933,636
JPMorgan Chase & Co., 0.857%, 02/26/16, MTN(a)	725,000	727,980
JPMorgan Chase & Co., 5.150%, 10/01/15	635,000	678,687
JPMorgan Chase & Co., 6.125%, 06/27/17	295,000	335,066
Morgan Stanley, 1.488%, 02/25/16(a)	720,000	729,364
Morgan Stanley, 5.375%, 10/15/15	465,000	500,141
Wachovia Bank NA, 0.573%, 03/15/16, MTN(a)	1,081,000	1,075,798
Wells Fargo & Co., 1.250%, 07/20/16	860,000	866,380

		10,506,115

Chemicals 1.6%
Ecolab, Inc., 2.375%, 12/08/14	735,000	746,509
Sherwin-Williams Co. (The), 3.125%, 12/15/14	1,065,000	1,090,599

		1,837,108

Commercial Services 0.5%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	590,000	590,466

Computers 0.5%
Hewlett-Packard Co., 3.000%, 09/15/16	555,000	577,323

Distribution/Wholesale 0.6%
Glencore Funding LLC, 1.396%, 05/27/16(a)(b)	745,000	741,514

Diversified Financial Services 6.5%
American Express Credit Corp., 0.747%, 07/29/16(a)	1,175,000	1,180,708
American Honda Finance Corp., 0.744%, 10/07/16(a)	735,000	738,823

See Notes to Schedules of Portfolio Investments.

Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	712,980
Ford Motor Credit Co. LLC, 0.992%, 01/17/17, Series 00, MTN(a)	550,000	552,140
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	740,750
General Electric Capital Corp., 0.894%, 07/12/16, MTN(a)	1,435,000	1,445,068
Hyundai Capital America, 1.875%, 08/09/16(b)	495,000	496,793
Merrill Lynch & Co., Inc., 5.300%, 09/30/15, Series B, MTN	865,000	926,181
Woodside Finance Ltd., 4.500%, 11/10/14(b)	665,000	685,572

		7,479,015

Electric 3.0%
Constellation Energy Group, Inc., 4.550%, 06/15/15	695,000	729,561
Duke Energy Corp., 6.300%, 02/01/14	390,000	391,714
Duke Energy Ohio, Inc., 0.382%, 03/06/15(a)	280,000	280,138
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14, Series D	610,000	613,163
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	387,000	388,726
Nisource Finance Corp., 5.400%, 07/15/14	600,000	614,753
PSEG Power LLC, 2.750%, 09/15/16	480,000	497,047

		3,515,102

Electronics 0.6%
Amphenol Corp., 4.750%, 11/15/14	700,000	723,306

Food 1.0%
Kraft Foods Group, Inc., 1.625%, 06/04/15	610,000	617,748
Mondelez International, Inc., 6.750%, 02/19/14	500,000	503,874

		1,121,622

Gas 0.5%
Sempra Energy, 1.003%, 03/15/14(a)	145,000	145,209
Sempra Energy, 2.000%, 03/15/14	405,000	406,252

		551,461
Healthcare - Services 2.6%
Providence Health & Services - Washington, 1.047%, 10/01/16(a)	1,520,000	1,511,415
UnitedHealth Group, Inc., 4.875%, 03/15/15	545,000	572,382
WellPoint, Inc., 5.000%, 12/15/14	899,000	937,521

		3,021,318

Holding Companies-Diversified 0.6%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	660,000	671,398

Housewares 0.5%
Newell Rubbermaid, Inc., 2.000%, 06/15/15	520,000	526,684

Insurance 2.8%
Assurant, Inc., 5.625%, 02/15/14	360,000	362,028
Metropolitan Life Global Funding I, 0.774%, 07/15/16(a)(b)	1,000,000	1,005,539
Metropolitan Life Global Funding I, 1.700%, 06/29/15(b)	220,000	223,306
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(b)	1,610,750	1,660,649

		3,251,522

Media 3.1%
Comcast Corp., 5.300%, 01/15/14	125,000	125,184
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.750%, 10/01/14	475,000	489,132
NBCUniversal Enterprise, Inc., 0.781%, 04/15/16(a)(b)	1,780,000	1,789,717
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	116,909
Time Warner Cable, Inc., 8.250%, 02/14/14	400,000	403,434
Viacom, Inc., 1.250%, 02/27/15	725,000	728,610

		3,652,986

Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	735,000	733,204
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	710,000	729,286

		1,462,490

See Notes to Schedules of Portfolio Investments.

Oil & Gas 2.0%
BP Capital Markets PLC, 0.876%, 09/26/18(a)	1,450,000	1,452,028
Devon Energy Corp., 0.694%, 12/15/15(a)	340,000	340,259
Marathon Oil Corp., 0.900%, 11/01/15	573,000	573,478

		2,365,765

Pharmaceuticals 0.7%
McKesson Corp., 6.500%, 02/15/14	865,000	870,920

Pipelines 3.0%
Enbridge, Inc., 0.897%, 10/01/16(a)	195,000	195,741
Enbridge, Inc., 5.800%, 06/15/14	365,000	373,505
Energy Transfer Partners LP, 5.950%, 02/01/15	690,000	726,947
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	575,000	597,280
Spectra Energy Capital LLC, 5.500%, 03/01/14	400,000	403,114
Spectra Energy Partners LP, 2.950%, 06/15/16	488,000	506,579
Sunoco Logistics Partners Operations LP, 8.750%, 02/15/14	690,000	696,075

		3,499,241

Software 0.3%
Fiserv, Inc., 3.125%, 10/01/15	290,000	300,250

Telecommunication Services 0.7%
American Tower Corp., 4.500%, 01/15/18	670,000	717,746
Verizon Communications, Inc., 1.773%, 09/15/16(a)	90,000	92,721

		810,467

Toys/Games/Hobbies 0.4%
Hasbro, Inc., 6.125%, 05/15/14	470,000	479,415

Transportation 0.3%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	390,000	391,946

Total Corporate Bonds (Cost $53,735,121)		53,822,542

Municipal Bond 1.3%
South Carolina 1.3%
South Carolina State Public Service Authority, Series D, RB, 1.269%, 06/01/16(a)	1,490,000	1,501,071

Total Municipal Bond (Cost $1,490,000)		1,501,071

U.S. Government Agency Mortgages 10.4%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.455%, 01/01/37(a)	908,440	963,339
Pool #848852, 2.538%, 08/01/37(a)	1,385,219	1,466,394

		2,429,733

Federal National Mortgage Association
Pool #387206, 5.500%, 01/01/15	1,244,624	1,275,998
Pool #745935, 5.682%, 08/01/16	1,604,657	1,750,909
Pool #745889, 5.970%, 08/01/16	284,199	315,661
Pool #469408, 0.918%, 11/01/18(a)	2,782,325	2,778,175
Pool #635082, 2.249%, 05/01/32(a)	64,047	67,792
Pool #995542, 2.346%, 02/01/36(a)	455,469	482,406
Pool #AL0968, 2.469%, 12/01/36(a)	395,723	420,079
Pool #AD0380, 2.399%, 10/01/37(a)	595,487	629,755
Pool #AL0966, 2.527%, 11/01/37(a)	463,716	491,867
Pool #AL0967, 2.428%, 04/01/38(a)	632,327	671,256
Pool #889807, 2.423%, 08/01/38(a)	717,530	761,855

		9,645,753

Total U.S. Government Agency Mortgages (Cost $11,909,611)		12,075,486

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	973,882	973,882

Total Money Market Fund (Cost $973,882)		973,882

Total Investments (Cost $112,596,546) — 97.4%		112,914,970
Other Assets in Excess of Liabilities — 2.6%		2,993,338

Net Assets — 100.0%		$115,908,308

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.2% of net assets as of December 31, 2013.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At December 31, 2013, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(3,625,880)	March 2014	30	$46,505

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.2%
U.S. Treasury Bonds 17.7%
7.125%, 02/15/23	1,376,000	1,855,773
6.000%, 02/15/26	226,000	288,503
4.500%, 02/15/36	977,000	1,087,065
3.625%, 08/15/43	1,176,000	1,110,585

		4,341,926

U.S. Treasury Notes 80.5%
0.375%, 03/15/15	1,425,000	1,427,950
0.375%, 11/15/15	3,157,000	3,158,850
0.500%, 06/15/16	4,335,000	4,330,595
1.000%, 03/31/17	3,535,000	3,542,734
0.750%, 03/31/18	4,600,000	4,469,185
2.625%, 08/15/20	2,695,000	2,749,741

		19,679,055

Total U.S. Treasury Obligations (Cost $24,124,458)		24,020,981

Money Market Fund 1.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	438,177	438,177

Total Money Market Fund (Cost $438,177)		438,177

Total Investments (Cost $24,562,635) — 100.0%		24,459,158
Liabilities in Excess of Other Assets — (0.0)%(b)		(9,910)

Net Assets — 100.0%		$24,449,248

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.
(b)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.1%
Student Loan Asset Backed Security 0.1%
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.478%, 04/30/29(a)	1,716,144	1,713,808

Total Asset-Backed Security (Cost $1,713,124)		1,713,808

Collateralized Mortgage Obligations 34.3%
Agency Collat Supp CMO 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.365%, 01/25/24(a)	552,913	564,119

Agency Collateralized Mortgage Obligations 20.4%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	2,333,137	2,382,159

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.467%, 07/15/25(a)	2,873,986	2,877,929
Series 3065, Cl DF, REMIC, 0.547%, 04/15/35(a)	38,581,283	38,650,498
Series 3135, Cl FC, 0.467%, 04/15/26(a)	2,455,227	2,460,289
Series 3232, Cl KF, 0.617%, 10/15/36(a)	3,527,649	3,534,231
Series 3264, Cl FB, 0.537%, 01/15/37(a)	1,932,931	1,930,975
Series 3320, Cl FC, 0.337%, 05/15/37(a)	6,361,955	6,341,539
Series 3450, Cl AF, 0.877%, 05/15/38(a)	2,280,031	2,292,157
Series 3511, Cl FA, 1.167%, 02/15/39(a)	8,317,573	8,393,504
Series 3574, Cl MA, 4.000%, 09/15/21	2,294,084	2,377,061
Series 3593, Cl F, 0.668%, 03/15/36(a)	5,999,907	6,083,438
Series 3792, Cl DF, REMIC, 0.567%, 11/15/40(a)	4,522,548	4,534,917
Series 3812, Cl BE, 2.750%, 09/15/18	5,735,711	5,922,902
Series 3824, Cl FA, REMIC, 0.317%, 03/15/26(a)	15,910,064	15,886,788
Series 3838, Cl LE, REMIC, 3.500%, 04/15/22	7,745,033	8,110,483
Series K501, Cl A1, 1.337%, 06/25/16	1,744,616	1,759,131

		111,155,842

Federal National Mortgage Association
Series 2005-40, Cl FB, 0.415%, 05/25/35(a)	2,248,597	2,258,531
Series 2005-92, Cl UF, 0.515%, 10/25/25(a)	2,764,769	2,775,060
Series 2006-84, Cl FQ, 0.715%, 09/25/36(a)	3,737,906	3,759,414
Series 2007-102, Cl FA, 0.735%, 11/25/37(a)	4,643,735	4,684,233
Series 2007-109, Cl NF, 0.715%, 12/25/37(a)	10,999,285	11,090,898
Series 2007-2, Cl FM, 0.415%, 02/25/37(a)	1,821,380	1,819,839
Series 2007-30, Cl WF, 0.405%, 04/25/37(a)	12,312,951	12,368,753
Series 2007-4, Cl DF, 0.610%, 02/25/37(a)	1,370,718	1,373,404
Series 2007-54, Cl KF, 0.475%, 06/25/37(a)	5,934,208	5,929,775
Series 2007-88, CI JF, 0.715%, 04/25/37(a)	7,808,638	7,884,796
Series 2009-37, Cl HA, 4.000%, 04/25/19	221,078	232,068
Series 2010-134, Cl BF, 0.595%, 10/25/40(a)	10,982,573	10,995,829
Series 2010-42, Cl AF, 0.765%, 05/25/40(a)	6,523,539	6,563,919
Series 2011-38, Cl AH, 2.750%, 05/25/20	4,496,154	4,640,966
Series 2011-M1, Cl FA, 0.615%, 06/25/21(a)	32,121,560	32,389,390

See Notes to Schedules of Portfolio Investments.

Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	10,343,016	10,481,281
Series 2012-M11, Cl FA, 0.673%, 08/25/19(a)	13,886,656	13,907,097
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,835,081	4,801,675
Series 3726, Cl DE, REMIC, 1.500%, 08/15/20	3,673,002	3,713,265

		141,670,193

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	11,070,003	11,150,526

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.619%, 10/07/20(a)	25,033,277	25,167,956
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	9,372,018	9,448,962
Series 2010-R2, Cl 1A, 0.539%, 11/06/17(a)	21,185,810	21,212,292
Series 2011-C1, Cl 2A, 0.699%, 03/09/21(a)	23,657,749	23,691,296
Series 2011-R1, Cl 1A, 0.619%, 01/08/20(a)	16,217,298	16,264,328
Series 2011-R2, Cl 1A, 0.569%, 02/06/20(a)	29,470,674	29,647,498
Series 2011-R4, Cl 1A, 0.549%, 03/06/20(a)	26,494,341	26,587,071
Series 2011-R5, Cl 1A, 0.549%, 04/06/20(a)	2,171,773	2,159,394
Series 2011-R6, Cl 1A, 0.549%, 05/07/20(a)	4,882,840	4,899,930

		159,078,727

		425,437,447

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.2%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.367%, 08/15/36(a)	5,657,413	5,625,986
Series 3925, Cl FD, REMIC, 0.617%, 07/15/40(a)	3,612,617	3,616,797
Series 4080, Cl NF, REMIC, 0.417%, 05/15/32(a)	14,780,867	14,801,309

		24,044,092

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.615%, 10/25/32(a)	2,423,230	2,429,919
Series 2005-42, Cl PF, 0.365%, 05/25/35(a)	3,217,487	3,214,202
Series 2005-57, Cl EG, 0.465%, 03/25/35(a)	2,662,279	2,668,320
Series 2006-123, Cl PF, 0.425%, 01/25/37(a)	9,426,664	9,419,170
Series 2006-79, Cl GF, 0.565%, 08/25/36(a)	19,827,316	19,860,765
Series 2008-24, Cl PF, REMIC, 0.815%, 02/25/38(a)	3,980,446	4,035,496

		41,627,872

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	1,865,223	1,964,439

		67,636,403

Commercial Mortgage Backed Securities 10.7%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(c)	10,163,923	10,215,667

Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	72,553	77,050
Series K502, Cl A2, 1.426%, 08/25/17	50,000	50,157
Series K701, Cl A1, 2.776%, 06/25/17	51,507	53,229
Series K705, Cl A1, 1.626%, 07/25/18	2,939,559	2,968,022
Series K706, Cl A1, 1.691%, 06/25/18	2,276,106	2,304,015
Series KF01, Cl A, 0.518%, 04/25/19(a)	12,091,322	12,068,216
Series KF02, Cl A1, 0.545%, 07/25/20(a)	19,984,864	19,993,138
Series KF02, Cl A2, 0.715%, 07/25/20(a)	9,992,432	9,996,579
Series KF02, Cl A3, 0.795%, 07/25/20(a)	9,992,432	9,996,569

		57,506,975

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Series 2009-M1, Cl A1, 3.400%, 07/25/19	7,332,233	7,675,683
Series 2010-M4, Cl A1, 2.520%, 06/25/20	1,348,725	1,375,903
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	145,653	144,960
Series 2012-M14, Cl ASQ2, 1.114%, 02/25/17	55,000	54,732
Series 2012-M17, Cl ASQ2, 0.953%, 11/25/15	24,423,898	24,515,927
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	19,779,442	19,840,758
Series 2013-M11, Cl A, 1.500%, 01/25/18	9,933,133	10,032,494
Series 2013-M11, Cl FA, 0.495%, 01/25/18(a)	404,331	404,840
Series 2013-M12, Cl A, 1.532%, 10/25/17	38,692,733	38,598,710
Series 2013-M13, Cl FA, 0.515%, 05/25/18(a)	24,833,379	24,862,260
Series 2013-M14, Cl FA, 0.515%, 08/25/18(a)	27,226,887	27,238,132
Series 2013-M3, Cl ASQ2, 1.083%, 02/25/16	93,583	94,144
Series 2013-M4, Cl ASQ2, 1.451%, 02/25/18	75,000	74,271
Series 2013-M7, Cl ASQ2, 1.233%, 03/26/18	120,000	119,120

		155,031,934

		222,754,576

Total Collateralized Mortgage Obligations (Cost $714,842,019)		716,392,545

U.S. Government Agency Mortgages 64.4%
Federal Home Loan Mortgage Corporation
Pool #G14516, 3.500%, 05/01/27	12,286,097	12,820,339
Pool #972122, 2.100%, 06/01/33(a)	39,356	40,311
Pool #847615, 2.553%, 07/01/33(a)	6,105,239	6,519,673
Pool #781028, 2.349%, 11/01/33(a)	3,328,289	3,536,922
Pool #1B8683, 2.675%, 04/01/34(a)	18,514,466	19,762,630
Pool #848744, 2.493%, 05/01/34(a)	25,429,502	26,877,881
Pool #847498, 2.456%, 06/01/34(a)	107,259	113,565
Pool #847308, 2.440%, 07/01/34(a)	235,975	250,490
Pool #1B1889, 2.543%, 07/01/34(a)	24,656,233	26,094,910
Pool #847991, 2.350%, 03/01/35(a)	12,410,618	13,192,304
Pool #848736, 2.466%, 05/01/35(a)	40,037,308	42,298,578
Pool #1H1484, 2.090%, 06/01/35(a)	181,472	191,520
Pool #848797, 2.594%, 07/01/35(a)	5,509,193	5,853,568
Pool #1L0256, 2.375%, 11/01/35(a)	5,498,359	5,843,296
Pool #1Q0025, 2.504%, 02/01/36(a)	4,858,190	5,159,533
Pool #1H2602, 2.350%, 03/01/36(a)	4,952,785	5,256,595
Pool #1N0169, 1.995%, 07/01/36(a)	718,744	763,210
Pool #1Q1407, 2.391%, 07/01/36(a)	14,302,273	15,203,601
Pool #848747, 2.609%, 07/01/36(a)	23,976,210	25,545,669
Pool #848795, 2.628%, 10/01/36(a)	2,561,515	2,737,092
Pool #848133, 2.377%, 11/01/36(a)	1,761,547	1,873,534
Pool #848569, 2.379%, 11/01/36(a)	20,295,003	21,408,367
Pool #1G2585, 2.901%, 12/01/36(a)	172,760	184,359
Pool #1Q1404, 2.455%, 01/01/37(a)	17,386,077	18,436,770
Pool #1J0331, 2.796%, 03/01/37(a)	718,008	772,569
Pool #1Q1195, 2.387%, 05/01/37(a)	21,520,460	22,889,283
Pool #848796, 2.574%, 05/01/37(a)	40,918,043	43,396,855
Pool #1Q1282, 2.132%, 07/01/37(a)	5,177,455	5,473,341
Pool #1N1664, 2.395%, 07/01/37(a)	5,774,740	6,153,725
Pool #1J0533, 2.617%, 07/01/37(a)	32,919	35,137
Pool #848852, 2.538%, 08/01/37(a)	29,595,545	31,329,855
Pool #1Q0652, 2.377%, 02/01/38(a)	2,879,842	3,056,599
Pool #1Q1405, 2.701%, 04/01/39(a)	5,869,691	6,246,186
Pool #1Q1420, 2.588%, 09/01/39(a)	24,167,608	25,733,462
Pool #1B4755, 3.517%, 06/01/40(a)	6,054,484	6,434,190

		411,485,919

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #958368, 4.710%, 03/01/14	10,665,099	10,663,479
Pool #386925, 4.360%, 04/01/14	413,780	414,968
Pool #958806, 3.850%, 05/01/14	931,593	931,872
Pool #958789, 3.920%, 06/01/14	8,123,649	8,124,569
Pool #462846, 4.150%, 07/01/14	1,775,543	1,776,466
Pool #AD0173, 3.864%, 08/01/14	285,434	285,383
Pool #735028, 5.748%, 09/01/14	4,509,588	4,556,529
Pool #735387, 4.908%, 04/01/15	138,286	142,877
Pool #735953, 4.997%, 08/01/15	23,029	24,151
Pool #462011, 5.155%, 08/01/15	138,377	143,992
Pool #465821, 2.900%, 09/01/15	1,041,198	1,069,826
Pool #387590, 4.900%, 09/01/15	1,952,323	2,055,174
Pool #462018, 5.365%, 09/01/15	437,062	457,014
Pool #466111, 2.030%, 10/01/15	11,274,927	11,274,337
Pool #466534, 2.040%, 11/01/15	1,295,000	1,320,368
Pool #745100, 4.850%, 11/01/15	7,020,681	7,392,344
Pool #462085, 5.315%, 11/01/15	4,672,973	4,962,678
Pool #387740, 5.245%, 12/01/15	1,148,602	1,226,784
Pool #467123, 2.760%, 01/01/16	12,500,000	12,889,738
Pool #467141, 2.780%, 01/01/16	6,801,619	7,024,562
Pool #467080, 3.090%, 01/01/16	15,270,000	15,787,011
Pool #467200, 3.360%, 01/01/16	4,781,624	4,813,260
Pool #745504, 5.132%, 02/01/16	3,691,656	3,943,985
Pool #745530, 5.273%, 04/01/16	126,564	136,218
Pool #467607, 3.090%, 05/01/16	4,904,388	5,096,509
Pool #995887, 4.499%, 05/01/16	23,436	24,903
Pool #745727, 5.261%, 05/01/16	4,702,579	4,996,327
Pool #468647, 2.260%, 07/01/16	17,930,000	18,464,660
Pool #462237, 5.525%, 07/01/16	156,450	173,024
Pool #745764, 5.725%, 07/01/16	12,306,634	13,525,032
Pool #468795, 2.470%, 08/01/16	15,200,000	15,724,927
Pool #463420, 4.050%, 09/01/16	6,324,194	6,485,046
Pool #888015, 5.538%, 11/01/16	523,622	574,724
Pool #469673, 2.080%, 12/01/16	5,235,000	5,369,379
Pool #469807, 2.250%, 12/01/16	67,440	69,597
Pool #874196, 5.360%, 12/01/16	730,000	806,228
Pool #470340, 2.090%, 01/01/17	4,500,261	4,614,494
Pool #735745, 4.990%, 01/01/17	65,805	67,782
Pool #464600, 3.735%, 02/01/17	944,980	1,002,943
Pool #470775, 2.300%, 03/01/17	58,174	59,473
Pool #471016, 1.700%, 04/01/17	50,000	50,816
Pool #874903, 5.520%, 05/01/17	968,279	1,079,146
Pool #889232, 5.495%, 06/01/17	3,016,499	3,371,955
Pool #888969, 5.933%, 11/01/17	3,057,234	3,498,606
Pool #467010, 3.520%, 01/01/18	5,646,265	6,023,418
Pool #467288, 2.800%, 03/01/18	1,632,009	1,702,375
Pool #AM3464, 1.180%, 05/01/18	17,165,000	16,700,922
Pool #AM3462, 1.360%, 05/01/18	11,858,526	11,492,520
Pool #AL0561, 3.743%, 06/01/18	18,751,947	20,309,559
Pool #469087, 3.450%, 09/01/18	3,777,050	4,019,837
Pool #469334, 0.598%, 10/01/18(a)	5,000,000	4,990,736
Pool #469482, 0.998%, 10/01/18(a)	13,399,798	13,379,781
Pool #469408, 0.918%, 11/01/18(a)	38,038,435	37,981,696
Pool #466263, 2.970%, 11/01/18	6,158,127	6,383,624
Pool #467059, 3.810%, 01/01/19	5,259,317	5,553,250

See Notes to Schedules of Portfolio Investments.

Pool #958815, 4.506%, 06/01/19	15,750,000	17,266,486
Pool #466804, 0.748%, 12/01/20(a)	13,370,000	13,348,428
Pool #470556, 0.868%, 12/01/20(a)	21,070,000	21,035,731
Pool #469856, 0.958%, 12/01/21(a)	17,690,000	17,658,654
Pool #AM0400, 0.648%, 08/01/22(a)	17,500,000	17,461,792
Pool #AM1102, 0.463%, 10/01/22(a)	26,750,000	26,651,810
Pool #AM1444, 0.433%, 11/01/22(a)	12,957,520	12,910,430
Pool #AM1796, 0.468%, 12/01/22(a)	19,518,204	19,448,861
Pool #AM2292, 0.518%, 01/01/23(a)	37,081,197	36,999,093
Pool #AM2923, 0.508%, 04/01/23(a)	17,335,000	17,284,365
Pool #AP6765, 2.500%, 09/01/27	4,703,379	4,670,925
Pool #AP6769, 2.500%, 09/01/27	1,911,316	1,898,123
Pool #AP6771, 2.500%, 10/01/27	2,834,700	2,808,734
Pool #635082, 2.249%, 05/01/32(a)	72,869	77,130
Pool #604921, 2.123%, 10/01/32(a)	91,176	96,562
Pool #671993, 2.106%, 12/01/32(a)	14,074	14,417
Pool #AE0044, 1.792%, 03/01/33(a)	2,206,779	2,392,478
Pool #689966, 2.260%, 04/01/33(a)	875,701	931,866
Pool #555468, 2.308%, 05/01/33(a)	214,288	226,968
Pool #711466, 2.630%, 05/01/33(a)	31,024	31,222
Pool #733703, 2.252%, 08/01/33(a)	2,895,471	3,109,736
Pool #555756, 2.430%, 08/01/33(a)	2,417,200	2,575,736
Pool #725126, 2.625%, 12/01/33(a)	2,299,838	2,436,508
Pool #793025, 1.931%, 07/01/34(a)	898,267	958,622
Pool #AL0222, 2.320%, 07/01/34(a)	15,338,484	16,287,918
Pool #801510, 1.900%, 08/01/34(a)	1,488,946	1,557,053
Pool #794939, 1.760%, 10/01/34(a)	27,628	28,497
Pool #745707, 2.324%, 12/01/34(a)	11,383,389	12,030,959
Pool #810896, 1.898%, 01/01/35(a)	43,597	46,131
Pool #AD0064, 1.936%, 01/01/35(a)	14,774,320	15,668,967
Pool #805338, 2.280%, 01/01/35(a)	153,494	161,158
Pool #813718, 2.311%, 01/01/35(a)	11,075,657	11,770,242
Pool #809384, 2.340%, 01/01/35(a)	396,810	416,385
Pool #809324, 2.179%, 02/01/35(a)	11,737	12,448
Pool #809772, 2.334%, 02/01/35(a)	288,295	302,876
Pool #820598, 1.826%, 03/01/35(a)	723,751	767,078
Pool #814686, 2.100%, 03/01/35(a)	199,991	203,591
Pool #735545, 2.466%, 03/01/35(a)	3,601,324	3,838,618
Pool #AD7165, 2.068%, 04/01/35(a)	2,329,615	2,453,257
Pool #995609, 2.527%, 04/01/35(a)	2,838,265	3,015,774
Pool #822302, 2.705%, 05/01/35(a)	5,103,923	5,469,527
Pool #821373, 2.343%, 06/01/35(a)	894,038	942,120
Pool #735766, 2.276%, 07/01/35(a)	817,963	880,281
Pool #838958, 2.260%, 08/01/35(a)	1,121,353	1,188,833
Pool #735810, 2.928%, 08/01/35(a)	1,435,849	1,525,586
Pool #817467, 1.913%, 09/01/35(a)	3,515,000	3,736,594
Pool #829334, 2.356%, 09/01/35(a)	65,221	68,849
Pool #AL0505, 2.417%, 11/01/35(a)	13,459,498	14,242,415
Pool #AD0377, 1.949%, 01/01/36(a)	3,039,255	3,220,998
Pool #995540, 2.298%, 01/01/36(a)	9,197,293	9,771,904
Pool #888722, 2.348%, 01/01/36(a)	2,727,465	2,846,933
Pool #995542, 2.329%, 02/01/36(a)	5,392,750	5,711,689
Pool #888782, 2.455%, 03/01/36(a)	2,171,188	2,295,406
Pool #AE0329, 2.245%, 06/01/36(a)	1,923,795	2,036,018
Pool #AL2202, 2.522%, 06/01/36(a)	13,393,963	14,222,922
Pool #AL0854, 2.535%, 06/01/36(a)	8,295,106	8,779,383
Pool #AL1535, 2.617%, 06/01/36(a)	22,822,663	24,308,803
Pool #888859, 2.499%, 10/01/36(a)	1,019,389	1,069,302
Pool #AA3517, 2.249%, 11/01/36(a)	8,058,576	8,537,902

See Notes to Schedules of Portfolio Investments.

Pool #745975, 2.257%, 11/01/36(a)	2,791,993	2,966,290
Pool #917290, 2.361%, 11/01/36(a)	3,783,122	4,006,295
Pool #903166, 2.400%, 11/01/36(a)	2,976,457	3,167,090
Pool #909313, 1.950%, 12/01/36(a)	1,606,030	1,701,571
Pool #AL0968, 2.443%, 12/01/36(a)	20,705,257	21,979,622
Pool #905857, 2.460%, 12/01/36(a)	163,704	173,830
Pool #906216, 2.415%, 01/01/37(a)	2,381,131	2,556,564
Pool #888180, 2.422%, 01/01/37(a)	3,282,353	3,455,893
Pool #535990, 2.372%, 04/01/37(a)	659,330	705,435
Pool #AA3518, 2.296%, 05/01/37(a)	9,358,279	9,914,218
Pool #AL0872, 1.915%, 07/01/37(a)	4,898,124	5,193,574
Pool #AL0960, 2.430%, 07/01/37(a)	21,347,218	22,535,596
Pool #995059, 2.414%, 08/01/37(a)	2,015,905	2,141,348
Pool #AL1306, 2.348%, 09/01/37(a)	9,383,527	9,923,420
Pool #AE0427, 2.335%, 10/01/37(a)	8,348,607	8,866,810
Pool #AD0380, 2.399%, 10/01/37(a)	11,327,855	11,979,734
Pool #AE0332, 2.487%, 11/01/37(a)	7,450,353	7,876,894
Pool #AL0966, 2.527%, 11/01/37(a)	7,360,577	7,807,411
Pool #AL0967, 2.428%, 04/01/38(a)	20,035,271	21,268,739
Pool #AL0270, 2.401%, 08/01/38(a)	17,501,233	18,570,225
Pool #889807, 2.423%, 08/01/38(a)	10,614,659	11,270,380
Pool #AE0107, 2.497%, 10/01/38(a)	4,085,870	4,344,915
Pool #AE0279, 2.455%, 11/01/38(a)	1,773,726	1,890,300
Pool #AE0057, 2.524%, 02/01/39(a)	6,865,622	7,293,137
Pool #AE0066, 2.288%, 09/01/39(a)	21,292,058	22,610,919
Pool #725874, 2.348%, 09/01/39(a)	95,740	101,537

		931,023,715

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.521%, 12/07/20(a)	2,166,218	2,168,515

Total U.S. Government Agency Mortgages (Cost $1,323,665,691)		1,344,678,149

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	26,359,163	26,359,163

Total Money Market Fund (Cost $26,359,163)		26,359,163

Total Investments (Cost $2,066,579,997) — 100.1%		2,089,143,665
Liabilities in Excess of Other Assets — (0.1)%		(1,770,477)

Net Assets — 100.0%		$2,087,373,188

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(b)	Less than 0.05% of Net Assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.5% of net assets as of December 31, 2013.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

Investment Abbreviations

CMO	– Collateralized Mortgage Obligations.
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

Open Futures Contracts

At December 31, 2013, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(36,254,424)	March 2014	300	$460,674
U.S. Treasury 10 Year Note	Short	(25,071,296)	March 2014	200	461,921

					$922,595

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2013

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.4%
Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	560,769

California 4.4%
California State, GO, 5.000%, 02/01/20	1,945,000	2,269,679
California State, GO, 5.000%, 09/01/33	3,250,000	3,386,402

		5,656,081

District of Columbia 3.5%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,378,493
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,101,040

		4,479,533

North Carolina 0.8%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,012,933

Virginia 86.3%
Arlington County, Series A, GO, 5.000%, 08/01/22, State Aid Withholding	1,500,000	1,779,780
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE	255,000	279,118
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	3,700,000	4,162,389
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	1,810,000	1,834,616
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,409,590
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,024,987
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,196,963
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,729,847
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	4,155,000	4,557,910
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,423,343
Loudoun County, Series A, GO, 5.000%, 12/01/21	3,585,000	4,205,563
Loudoun County, Series B, GO, 5.000%, 11/01/20	1,000,000	1,165,140
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,145,000	2,254,717
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/21	1,125,000	1,327,534
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/22	1,130,000	1,331,897
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	2,902,874
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,471,174
Newport News, GO, 5.250%, 07/01/15, State Aid Withholding	3,000,000	3,223,020
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/36	1,000,000	1,017,080
Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,136,160
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,118,510
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,409,737
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,599,049

See Notes to Schedules of Portfolio Investments.

Richmond, Series A, GO, 5.000%, 03/01/31, State Aid Withholding	1,000,000	1,083,520
Richmond, Series A, GO, 5.000%, 03/01/32, State Aid Withholding	1,700,000	1,832,090
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,961,343
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,053,770
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,042,210
Suffolk, GO, 5.000%, 06/01/20, State Aid Withholding	1,545,000	1,814,834
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF	3,440,000	3,614,030
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	173,304
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, ST INTERCEPT	2,845,000	3,156,641
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/25	1,800,000	2,064,528
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/26	2,750,000	3,083,877
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	1,991,958
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF	3,950,000	4,566,516
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/20, ST APPROP	1,580,000	1,857,464
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/21	3,500,000	4,111,835
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,069,467
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,504,165
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,296,954
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP	4,000,000	4,630,520
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	3,981,094
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,316,243
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,225,740
Virginia Resources Authority, RB, 5.000%, 10/01/21	2,865,000	3,397,747
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,278,858
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	3,300,000	3,673,626
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	361,294

		110,704,626

Total Municipal Bonds (Cost $118,460,309)		122,413,942

Money Market Fund 3.5%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(b)	4,456,788	4,456,788

Total Money Market Fund (Cost $4,456,788)		4,456,788

Total Investments (Cost $122,917,097) — 98.9%		126,870,730
Other Assets in Excess of Liabilities — 1.1%		1,409,287

Net Assets — 100.0%		$128,280,017

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2013.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2013: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). RidgeWorth Investments (“Investment Adviser”), a majority-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation—Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustee of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of December 31, 2013:

Aggressive Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks[1]	$46,110,903	$—	$—		$46,110,903
Money Market Fund	486,223	—	—		486,223

Total Investments	46,597,126	—	—		46,597,126

International Equity Fund
Assets
Common Stocks[1]	29,135,196	—	—		29,135,196
Preferred Stock[1]	559,171	—	—		559,171
Money Market Fund	690,228	—	—		690,228

Total Investments	30,384,595	—	—		30,384,595

International Equity Index Fund
Assets
Common Stocks[1]	53,152,124	—	0	[4]	53,152,124
Preferred Stocks[1]	556,756	—	—		556,756
Rights[1]	4,339	—	0	[4]	4,339
Exchange Traded Funds	710,739	—	—		710,739
Trust	9,277	—	—		9,277
Short-Term Investment	—	228,220	—		228,220
Money Market Fund	16,202	—	—		16,202

Total Investments	54,449,437	228,220	0	[4]	54,677,657

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	292,175,636	—	—	292,175,636
Short-Term Investment	—	599,925	—	599,925
Money Market Fund	3,070,515	—	—	3,070,515

Total Investments	295,246,151	599,925	—	295,846,076

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,072,839,210	—	—	2,072,839,210
Short-Term Investment	—	32,322,475	—	32,322,475
Money Market Fund	41,158,511	—	—	41,158,511

Total Investments	2,113,997,721	32,322,475	—	2,146,320,196

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,549,241,956	—	—	3,549,241,956
Short-Term Investment	—	174,954,500	—	174,954,500
Money Market Fund	120,798,657	—	—	120,798,657

Total Investments	3,670,040,613	174,954,500	—	3,844,995,113

Select Large Cap Growth Stock Fund
Assets
Common Stocks[1]	26,404,883	—	—	26,404,883
Money Market Fund	137,402	—	—	137,402

Total Investments	26,542,285	—	—	26,542,285

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	206,959,249	—	—	206,959,249
Short-Term Investment	—	18,522,607	—	18,522,607
Money Market Fund	559,731	—	—	559,731

Total Investments	207,518,980	18,522,607	—	226,041,587

Small Cap Value Equity Fund
Assets
Common Stocks[1]	1,789,998,336	—	—	1,789,998,336
Money Market Fund	13,630,690	—	—	13,630,690

Total Investments	1,803,629,026	—	—	1,803,629,026

Aggressive Growth Allocation Strategy
Assets
Equity Funds	15,484,385	—	—	15,484,385
Fixed Income Funds	2,065,424	—	—	2,065,424
Exchange Traded Funds	3,247,558	—	—	3,247,558
Money Market Fund	194,559	—	—	194,559

Total Investments	20,991,926	—	—	20,991,926

Conservative Allocation Strategy
Assets
Equity Funds	18,949,231	—	—	18,949,231
Fixed Income Funds	34,020,123	—	—	34,020,123
Exchange Traded Funds	5,690,267	—	—	5,690,267
Money Market Fund	509,592	—	—	509,592

Total Investments	59,169,213	—	—	59,169,213

Growth Allocation Strategy
Assets
Equity Funds	42,890,249	—	—	42,890,249
Fixed Income Funds	12,904,230	—	—	12,904,230
Exchange Traded Funds	9,538,433	—	—	9,538,433
Money Market Fund	767,835	—	—	767,835

Total Investments	66,100,747	—	—	66,100,747

Moderate Allocation Strategy
Assets
Equity Funds	78,557,764	—	—	78,557,764
Fixed Income Funds	62,812,331	—	—	62,812,331
Exchange Traded Funds	18,944,289	—	—	18,944,289
Money Market Fund	1,600,376	—	—	1,600,376

Total Investments	161,914,760	—	—	161,914,760

Core Bond Fund
Assets
Asset-Backed Securities[1]	—	6,663,919	—	6,663,919
Collateralized Mortgage Obligations[1]	—	17,254,687	—	17,254,687
Corporate Bonds[1]	—	55,431,776	—	55,431,776
Municipal Bond[2]	—	1,893,545	—	1,893,545
U.S. Government Agency Mortgages[1]	—	67,542,532	—	67,542,532
Preferred Stocks[1]	1,060,305	—	—	1,060,305
U.S. Treasury Obligations[1]	—	63,058,417	—	63,058,417
Foreign Government Bond[1]	—	1,193,940	—	1,193,940
Short-Term Investment	—	5,244,000	—	5,244,000
Money Market Fund	7,740,169	—	—	7,740,169

Total Investments	8,800,474	218,282,816	—	227,083,290

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	55,482,606	—	55,482,606
Preferred Stocks[1]	1,962,283	—	—	1,962,283
Money Market Fund	2,241,460	—	—	2,241,460

Total Investments	4,203,743	55,482,606	—	59,686,349

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	114,897,387	—		114,897,387
Money Market Fund	4,257,686	—	—		4,257,686

Total Investments	4,257,686	114,897,387	—		119,155,073

High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	45,995,631	—		45,995,631
Money Market Fund	4,597,934	—	—		4,597,934

Total Investments	4,597,934	45,995,631	—		50,593,565

High Income Fund
Assets
Bank Loans[1]	—	39,242,922	—		39,242,922
Corporate Bonds[1]	—	792,401,871	0	[4]	792,401,871
Convertible Corporate Bond[1]	—	2,191,922	—		2,191,922
Municipal Bonds[2]	—	5,598,179	—		5,598,179
Preferred Stock[1]	3,238,481	—	—		3,238,481
Common Stocks[1]	9,353,590	529,740	—		9,883,330
Short-Term Investment	—	112,124,990	—		112,124,990
Money Market Fund	35,630,963	—	—		35,630,963

Total Investments	48,223,034	952,089,624	0	[4]	1,000,312,658

Other Financial Instruments[3]
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	5,950,286	—		5,950,286

Total Assets	48,223,034	958,039,910	—		1,006,262,944

Liabilities
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	(5,950,286)	—		(5,950,286)

Total Liabilities	—	(5,950,286)	—		(5,950,286)

Intermediate Bond Fund
Assets
Asset-Backed Security[1]	—	4,151,145	—		4,151,145
Collateralized Mortgage Obligation[1]	—	1,405,031	—		1,405,031
Corporate Bonds[1]	—	106,960,619	—		106,960,619
Municipal Bond[2]	—	6,003,906	—		6,003,906
U.S. Government Agency Mortgages[1]	—	33,306,969	—		33,306,969
U.S. Treasury Obligations[1]	—	236,186,336	—		236,186,336
Preferred Stocks[1]	1,587,985	—	—		1,587,985
Foreign Government Bond	—	2,314,620	—		2,314,620
Short-Term Investment	—	21,223,110	—		21,223,110
Money Market Fund	9,894,186	—	—		9,894,186

Total Investments	11,482,171	411,551,736	—		423,033,907

Investment Grade Tax- Exempt Bond Fund
Assets
Municipal Bonds[2]	—	678,810,683	—		678,810,683
Money Market Fund	19,468,221	—	—		19,468,221

Total Investments	19,468,221	678,810,683	—		698,278,904

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,075,277	—		2,075,277
Collateralized Mortgage Obligations[1]	—	4,174,198	—		4,174,198
Money Market Fund	391,504	—	—		391,504

Total Investments	391,504	6,249,475	—		6,640,979

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,466,459	—		1,466,459
U.S. Government Agency Mortgages[1]	—	9,610,024	—		9,610,024
U.S. Treasury Obligations[1]	—	368,738	—		368,738
Money Market Fund	101,596	—	—		101,596

Total Investments	101,596	11,445,221	—		11,546,817

North Carolina Tax- Exempt Bond Fund
Assets
Municipal Bonds[2]	—	36,491,142	—		36,491,142
Money Market Fund	733,660	—	—		733,660

Total Investments	733,660	36,491,142	—		37,224,802

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	7,975,855,338	—		7,975,855,338
Corporate Bonds[1]	—	525,399,764	0	[4]	525,399,764
Municipal Bonds[2]	—	15,476,426	—		15,476,426
Preferred Stock[1]	2,514,228	—	—		2,514,228
Common Stock[1]	—	690,370	—		690,370
Money Market Fund	662,102,719	—	—		662,102,719

Total Investments	664,616,947	8,517,421,898	0	[4]	9,182,038,845

Seix High Yield Fund
Assets
Bank Loans[1]	—	84,557,218	—		84,557,218
Corporate Bonds[1]	—	1,463,489,680	—		1,463,489,680
U.S. Treasury Obligation[1]	—	1,999,816	—		1,999,816
Short-Term Investment	—	145,888,524	—		145,888,524
Money Market Fund	80,543,916	—	—		80,543,916

Total Investments	80,543,916	1,695,935,238	—		1,776,479,154

Other Financial Instruments[3]
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	12,328,992	—		12,328,992

Total Assets	80,543,916	1,708,264,230	—		1,788,808,146

Liabilities
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	(10,805,719)	—		(10,805,719)

Total Liabilities	—	(10,805,719)	—		(10,805,719)

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	6,045,653	—	6,045,653
Collateralized Mortgage Obligations[1]	—	10,733,991	—	10,733,991
Corporate Bonds[1]	—	23,569,037	—	23,569,037
Municipal Bond[1]	—	730,387	—	730,387
U.S. Government Agency Mortgages[1]	—	4,906,179	—	4,906,179
Money Market Fund	2,382,379	—	—	2,382,379

Total Investments	2,382,379	45,985,247	—	48,367,626

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	26,269,486	—	26,269,486
Money Market Fund	7,897,429	—	—	7,897,429

Total Investments	7,897,429	26,269,486	—	34,166,915

Short-Term U.S. Treasury Securities Fund
Assets
U.S. Treasury Obligations[1]	—	9,080,101	—	9,080,101
Money Market Fund	283,177	—	—	283,177

Total Investments	283,177	9,080,101	—	9,363,278

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	30,578,803	—	30,578,803
Collateralized Mortgage Obligations[1]	—	69,716,604	—	69,716,604
Bank Loans[1]	—	129,920,745	—	129,920,745
Corporate Bonds[1]	—	263,080,916	—	263,080,916
Municipal Bond[2]	—	8,422,230	—	8,422,230
U.S. Government Agency Mortgages[1]	—	366,251,995	—	366,251,995
Preferred Stocks[1]	5,567,929	—	—	5,567,929
U.S. Treasury Obligations[1]	—	243,852,500	—	243,852,500
Foreign Government Bond[1]	—	6,064,740	—	6,064,740
Short-Term Investment	—	34,931,500	—	34,931,500
Money Market Fund	22,315,485	—	—	22,315,485

Total Investments	27,883,414	1,152,820,033	—	1,180,703,447
Other Financial Instruments[3]
Forward Foreign Currency Contracts
Foreign Currency Risk	—	108,931	—	108,931

Total Assets	27,883,414	1,152,928,964	—	1,180,812,378

Liabilities
Interest Rate Swaps
Interest Rate Risk	—	(593,878)	—	(593,878)
Forward Foreign Currency Contracts
Foreign Currency Risk	—	(697,848)	—	(697,848)

Total Liabilities	—	(1,291,726)	—	(1,291,726)

Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	12,245,785	—	12,245,785
Collateralized Mortgage Obligations[1]	—	32,296,204	—	32,296,204
Corporate Bonds[1]	—	53,822,542	—	53,822,542
Municipal Bond[2]	—	1,501,071	—	1,501,071
U.S. Government Agency Mortgages[1]	—	12,075,486	—	12,075,486
Money Market Fund	973,882	—	—	973,882
Total Investments	973,882	111,941,088	—	112,914,970
Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	46,505	—	—	46,505

Total Assets	1,020,387	111,941,088	—	112,961,475

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	24,020,981	—	24,020,981
Money Market Fund	438,177	—	—	438,177

Total Investments	438,177	24,020,981	—	24,459,158

U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	1,713,808	—	1,713,808
Collateralized Mortgage Obligation[1]	—	716,392,545	—	716,392,545
U.S. Government Agency Mortgages[1]	—	1,344,678,149	—	1,344,678,149
Money Market Fund	26,359,163	—	—	26,359,163

Total Investments	26,359,163	2,062,784,502	—	2,089,143,665

Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	922,595	—	—	922,595

Total Assets	27,281,758	2,062,784,502	—	2,090,066,260

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	122,413,942	—	122,413,942
Money Market Fund	4,456,788	—	—	4,456,788

Total Investments	4,456,788	122,413,942	—	126,870,730

1	Please see the Schedules for Sector or Country Classification.
2	Please see the Schedules for State Classification.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of December 31, 2013 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. Level 3 roll forwards and change in unrealized appreciation (depreciation) of these Level 3 securities held at period end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At December 31, 2013, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at December 31, 2013 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily using an independent pricing vendor. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. Risks may exceed amounts recorded in the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contact to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The Quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its Investment Adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing the Investment Adviser a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. As of December 31, 2013, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending as of December 31, 2013 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	88,097,573	$88,097,573
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	457,996,966	457,996,966

Total Investments (Cost $546,094,539)		546,094,539
Amount due to Lending Agent		(41,196)

Net Investment Value		$546,053,343

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan.

Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. As of December 31, 2013, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments of $3,522,968 and $57,730, respectively.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of December 31, 2013, the Funds’ did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks —Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risk that may be associated with the Funds.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Line of Credit — On November 15, 2013 all the Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $100,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.10% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal funds Rate, or (b) the One-Month LIBOR Rate, plus a specified margin per annum. Generally, repayments must be made within 60 days of the borrowings.

3. Tax Basis of Investments

As of December 31, 2013 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

		Aggregate Gross	Aggregate Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Aggressive Growth Stock Fund	$29,372,100	$17,279,936	$(54,910)	$17,225,026
International Equity Fund	20,909,848	9,654,677	(179,930)	9,474,747
International Equity Index Fund	29,224,574	27,671,707	(2,218,624)	25,453,083
Large Cap Growth Stock Fund	173,485,344	122,477,549	(116,817)	122,360,732
Large Cap Value Equity Fund	1,631,605,329	521,128,243	(6,413,376)	514,714,867
Mid-Cap Value Equity Fund	3,332,770,452	585,499,622	(73,274,961)	512,224,661
Select Large Cap Growth Stock	16,269,812	10,272,473	—	10,272,473
Small Cap Growth Stock Fund	163,125,332	63,634,762	(718,507)	62,916,255
Small Cap Value Equity Fund	1,287,215,757	523,489,127	(7,075,858)	516,413,269
Aggressive Growth Allocation Strategy	17,071,794	4,038,356	(118,224)	3,920,132

Conservative Allocation Strategy	56,528,294	4,060,557	(1,419,638)	2,640,919
Growth Allocation Strategy	54,966,814	11,270,555	(136,622)	11,133,933
Moderate Allocation Strategy	142,839,573	20,612,672	(1,537,485)	19,075,187
Core Bond Fund	228,439,305	1,809,754	(3,165,769)	(1,356,015)
Corporate Bond Fund	60,139,065	1,101,818	(1,554,534)	(452,716)
Georgia Tax-Exempt Bond Fund	116,619,993	3,815,105	(1,280,025)	2,535,080
High Grade Municipal Bond Fund	48,040,672	2,829,708	(276,815)	2,552,893
High Income Fund	982,385,305	36,291,564	(18,364,211)	17,927,353
Intermediate Bond Fund	424,101,258	2,005,635	(3,072,986)	(1,067,351)
Investment Grade Tax-Exempt Bond Fund	673,462,924	28,089,587	(3,273,607)	24,815,980
Limited Duration Fund	6,631,469	14,898	(5,388)	9,510
Limited-Term Federal Mortgage Securities Fund	11,614,799	111,440	(179,422)	(67,982)
North Carolina Tax-Exempt Bond Fund	36,864,111	761,808	(401,117)	360,691
Seix Floating Rate High Income Fund	9,119,583,089	97,967,123	(35,511,367)	62,455,756
Seix High Yield Fund	1,723,515,721	70,335,100	(17,371,667)	52,963,433
Short-Term Bond Fund	47,872,708	551,994	(57,076)	494,918
Short-Term Municipal Bond Fund	34,034,806	141,467	(9,358)	132,109
Short-Term U.S. Treasury Securities Fund	9,323,282	57,604	(17,608)	39,996
Total Return Bond Fund	1,185,718,044	9,957,199	(14,971,796)	(5,014,597)
Ultra-Short Bond Fund	112,596,546	422,842	(104,418)	318,424
U.S. Government Securities Fund	24,562,635	182,346	(285,823)	(103,477)
U.S. Government Securities Ultra-Short Bond Fund	2,066,579,997	25,854,416	(3,290,748)	22,563,668
Virginia Intermediate Municipal Bond Fund	122,917,097	4,290,284	(336,651)	3,953,633

4. Investments in Affiliated Issuers

Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period ended December 31, 2013, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at December 31, 2013	Value at December 31, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,828	—	2,828	—	$—	$—	$—	$21,902
RidgeWorth Corporate Bond Fund	848	33	399	482	4,128	155	133	(232)
RidgeWorth High Income Fund	35,463	2,514	19,445	18,532	131,949	8,345	2,825	2,481
RidgeWorth Intermediate Bond Fund	15,418	13	15,280	151	1,459	68	56	(3,382)
RidgeWorth International Equity Fund	118,661	14,884	17,196	116,349	1,427,599	120,587	22,446	15,909
RidgeWorth International Equity Index Fund	2,272	3,268	531	5,009	27,848	1,567	9,890	79
RidgeWorth Large Cap Growth Stock Fund	554,025	66,320	—	620,345	5,967,722	—	485,815	—
RidgeWorth Large Cap Value Equity Fund	303,311	41,218	81,609	262,920	4,403,915	54,325	473,583	419,062
RidgeWorth Mid-Cap Value Equity Fund	150,309	17,756	32,067	135,998	1,853,651	15,077	196,905	124,393
RidgeWorth Seix Floating Rate High Income Fund	17,638	3,320	5,986	14,972	135,647	4,860	—	(77)
RidgeWorth Seix High Yield Fund	26,407	2,449	14,351	14,505	141,861	9,148	4,872	1,181
RidgeWorth Select Large Cap Growth Stock Fund	58,949	1,125	54,314	5,760	166,131	—	31,892	184,072
RidgeWorth Small Cap Growth Stock Fund	52,549	8,162	11,661	49,050	851,510	—	122,004	33,981
RidgeWorth Small Cap Value Equity Fund	53,752	2,817	12,584	43,985	786,009	5,905	26,980	73,107
RidgeWorth Total Return Bond Fund	253,200	11,185	111,460	152,925	1,567,485	31,869	14,853	(73,330)
RidgeWorth US Government Securities Ultra-Short Bond Fund	18,000	56	9,857	8,199	82,895	567	—	(343)

Total					$17,549,809	$252,473	$1,392,254	$798,803

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at December 31, 2013	Value at December 31, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,596	—	2,596	—	$—	$—	$—	$19,927
RidgeWorth Corporate Bond Fund	9,381	548	—	9,929	85,087	2,047	2,732	—
RidgeWorth High Income Fund	322,284	19,853	45,969	296,168	2,108,716	97,531	45,146	(6,920)
RidgeWorth Intermediate Bond Fund	151,145	280	150,093	1,332	12,894	2,345	492	(10,859)
RidgeWorth International Equity Fund	115,672	21,895	2,047	135,520	1,662,831	139,035	26,061	222
RidgeWorth International Equity Index Fund	3,727	5,987	1,350	8,364	46,506	2,985	19,180	(4,733)
RidgeWorth Large Cap Growth Stock Fund	580,122	98,475	—	678,597	6,528,096	—	534,136	—
RidgeWorth Large Cap Value Equity Fund	308,743	53,296	33,601	328,438	5,501,339	68,668	598,619	65,667
RidgeWorth Mid-Cap Value Equity Fund	150,552	23,113	7,956	165,709	2,258,617	18,496	241,563	6,568
RidgeWorth Seix Floating Rate High Income Fund	179,449	50,898	—	230,347	2,086,951	57,303	—	—
RidgeWorth Seix High Yield Fund	256,212	18,083	51,270	223,025	2,181,180	103,548	76,255	(10,876)
RidgeWorth Select Large Cap Growth Stock Fund	53,272	5,384	24,914	33,742	973,115	—	152,588	(10,880)
RidgeWorth Small Cap Growth Stock Fund	52,478	9,206	2,730	58,954	1,023,443	—	148,011	4,057
RidgeWorth Small Cap Value Equity Fund	53,578	2,746	2,867	53,457	955,284	7,248	33,117	5,514
RidgeWorth Total Return Bond Fund	2,604,637	259,955	302,440	2,562,152	26,262,062	405,077	250,627	(197,098)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	207,684	24,610	105,367	126,927	1,283,233	8,581	—	1,247

Total					$52,969,354	$912,864	$2,128,527	$(138,164)

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at December 31, 2013	Value at December 31, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	5,072	—	5,072	—	$—	$—	$—	$40,529
RidgeWorth Corporate Bond Fund	3,934	128	2,818	1,244	10,659	790	342	(1,185)
RidgeWorth High Income Fund	188,708	8,951	94,218	103,441	736,498	43,747	15,767	18,536
RidgeWorth Intermediate Bond Fund	66,503	44	66,384	163	1,573	388	60	(428)
RidgeWorth International Equity Fund	303,884	39,976	41,889	301,971	3,705,180	310,743	57,897	13,918
RidgeWorth International Equity Index Fund	3,790	4,929	1,609	7,110	39,531	2,269	14,039	579
RidgeWorth Large Cap Growth Stock Fund	1,376,930	193,008	—	1,569,938	15,102,807	—	1,234,906	—
RidgeWorth Large Cap Value Equity Fund	774,279	98,568	131,371	741,476	12,419,726	153,469	1,337,872	568,023
RidgeWorth Mid-Cap Value Equity Fund	378,910	44,777	45,648	378,039	5,152,675	41,902	547,251	137,299

RidgeWorth Seix Floating Rate High Income Fund	79,556	16,084	7,739	87,901	796,386	24,449	—	(1,427)
RidgeWorth Seix High Yield Fund	137,247	12,918	59,370	90,795	887,977	48,487	29,470	35,779
RidgeWorth Select Large Cap Growth Stock Fund	148,432	10,279	91,190	67,521	1,947,306	—	291,317	196,423
RidgeWorth Small Cap Growth Stock Fund	131,660	20,868	17,692	134,836	2,340,751	—	335,045	40,622
RidgeWorth Small Cap Value Equity Fund	134,781	6,187	18,849	122,119	2,182,273	16,375	74,825	66,509
RidgeWorth Total Return Bond Fund	1,149,972	91,134	270,499	970,607	9,948,720	164,580	95,091	(153,993)
RidgeWorth US Government Securities Ultra Short Bond Fund	59,269	16,118	23,714	51,673	522,417	2,804	—	(703)

Total					$55,794,479	$810,003	$4,033,882	$960,481

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at December 31, 2013	Value at December 31, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund	19,956	291	16,684	3,563	$30,532	$2,052	$980	$(4,927)
RidgeWorth High Income Fund	816,510	55,732	350,828	521,414	3,712,471	206,757	80,015	44,211
RidgeWorth Intermediate Bond Fund	129,271	164	128,087	1,348	13,050	7,102	498	6,635
RidgeWorth International Equity Fund	555,833	62,093	53,565	564,361	6,924,707	593,375	110,805	(16,447)
RidgeWorth International Equity Index Fund	18,046	15,622	20,169	13,499	75,055	5,657	30,207	(2,153)
RidgeWorth Large Cap Growth Stock Fund	2,626,241	280,058	14,833	2,891,466	27,815,902	—	2,272,581	(70,944)
RidgeWorth Large Cap Value Equity Fund	1,480,871	172,190	294,183	1,358,878	22,761,208	286,657	2,498,940	1,072,885
RidgeWorth Mid-Cap Value Equity Fund	727,258	83,299	119,563	690,994	9,418,252	77,720	1,015,050	291,996
RidgeWorth Seix Floating Rate High Income Fund	362,831	56,669	2,759	416,741	3,775,674	108,459	—	(469)
RidgeWorth Seix High Yield Fund	579,165	48,603	196,500	431,268	4,217,796	221,096	148,329	62,485
RidgeWorth Select Large Cap Growth Stock Fund	275,025	20,506	177,224	118,307	3,411,972	—	581,134	339,480
RidgeWorth Small Cap Growth Stock Fund	246,656	36,559	40,146	243,069	4,219,678	—	614,914	62,794
RidgeWorth Small Cap Value Equity Fund	252,549	9,559	42,131	219,977	3,930,990	30,071	137,406	94,407
RidgeWorth Total Return Bond Fund	5,397,450	133,286	774,745	4,755,991	48,748,905	748,866	461,951	(488,868)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	281,047	163,670	215,844	228,873	2,313,903	12,935	—	(533)

Total					$141,370,095	$2,300,747	$7,952,810	$1,390,552

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

On December 11, 2013, employees of the Adviser, in partnership with affiliated investment funds of Lightyear Capital, a private equity firm, entered into an agreement to acquire all outstanding equity securities of the Adviser from SunTrust Banks, Inc. As a result, shareholders of each Fund will vote at a special meeting of shareholders of the Trust whether to approve a new investment advisory agreement between the Trust and the Adviser and new investment subadvisory agreements between the Adviser and each Fund’s subadviser, as applicable, except with respect to StableRiver Capital Management LLC (“StableRiver”). StableRiver will integrate into Seix Investment Advisors LLC (“Seix”) and will operate under the Seix brand and as a result there will be no proposed new subadvisory agreement with StableRiver. The special meeting of shareholders is scheduled for March 12, 2014. The Board has approved the new advisory agreement and new subadvisory agreements and is recommending that shareholders of each Fund approve each of the new agreements, as applicable. The proposed new agreements are substantially identical to the Funds’ current investment advisory and subadvisory agreements (except for the subadvisory agreements for the Funds currently subadvised by StableRiver as described in the Funds’ proxy statement filed on January 13, 2014).

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 24, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 24, 2014

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date:	February 24, 2014